UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

Salvatore Schiavone, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: July 31

Date of reporting period: October 31, 2013

Item 1. Schedule of Investments.

John Hancock INVESTMENTS

John Hancock Technical Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

10.31.2013

Technical Opportunities Fund
As of 10-31-13 (Unaudited)

	Shares	Value

Common Stocks 97.4%		$799,479,774

(Cost $675,583,860)

Consumer Discretionary 11.5%		94,041,808

Hotels, Restaurants & Leisure 4.7%
Chipotle Mexican Grill, Inc. (I)	10,200	5,375,094
Denny's Corp. (I)	1,034,424	6,568,592
Galaxy Entertainment Group, Ltd. (I)	691,000	5,146,869
Penn National Gaming, Inc. (I)	140,700	8,232,357
Sands China, Ltd.	792,800	5,649,298
Starbucks Corp.	94,200	7,634,910

Household Durables 1.5%
Harman International Industries, Inc.	96,300	7,802,226
Jarden Corp. (I)	85,500	4,733,280

Internet & Catalog Retail 2.2%
Amazon.com, Inc. (I)	16,000	5,824,480
Netflix, Inc. (I)	15,400	4,966,192
Rakuten, Inc.	563,900	7,365,755

Media 0.7%
DISH Network Corp., Class A	117,800	5,677,960

Multiline Retail 1.0%
J Front Retailing Company, Ltd.	358,000	2,790,515
Marks & Spencer Group PLC	636,919	5,128,509

Textiles, Apparel & Luxury Goods 1.4%
Fifth & Pacific Companies, Inc. (I)	196,100	5,194,689
Michael Kors Holdings, Ltd. (I)	77,337	5,951,082

Consumer Staples 0.8%		6,778,629

Food & Staples Retailing 0.8%
Seven & I Holdings Company, Ltd.	183,300	6,778,629

Energy 2.9%		24,237,522

Energy Equipment & Services 0.7%
Oceaneering International, Inc.	65,200	5,599,376

Oil, Gas & Consumable Fuels 2.2%
Denbury Resources, Inc. (I)	342,900	6,511,671
Pioneer Natural Resources Company	39,940	8,178,913
WPX Energy, Inc. (I)	178,300	3,947,562

Financials 14.2%		116,756,525

Capital Markets 2.2%
Daiwa Securities Group, Inc.	368,000	3,351,092
Evercore Partners, Inc., Class A	102,500	5,173,175
Schroders PLC	117,236	4,846,852
Waddell & Reed Financial, Inc., Class A	72,700	4,489,225

Commercial Banks 2.2%
Mitsubishi UFJ Financial Group	984,800	6,228,682
Mizuho Financial Group, Inc.	2,516,100	5,265,057
SVB Financial Group (I)	43,400	4,156,852
The Bank of Yokohama, Ltd.	487,000	2,683,490

Diversified Financial Services 3.1%
CME Group, Inc.	75,300	5,588,013

1

Technical Opportunities Fund
As of 10-31-13 (Unaudited)

	Shares	Value

Financials (continued)

IntercontinentalExchange, Inc.	40,700	$7,844,111
Japan Exchange Group, Inc.	363,500	8,423,282
ORIX Corp.	235,900	4,059,918

Insurance 2.9%
American International Group, Inc.	158,200	8,171,030
MS&AD Insurance Group Holdings	193,100	4,986,123
T&D Holdings, Inc.	354,900	4,264,982
Tokio Marine Holdings, Inc.	187,900	6,159,487

Real Estate Management & Development 2.0%
Hulic Company, Ltd.	480,900	7,643,555
Mitsui Fudosan Company, Ltd.	255,000	8,424,059

Thrifts & Mortgage Finance 1.8%
MGIC Investment Corp. (I)	639,100	5,202,274
Ocwen Financial Corp. (I)	174,200	9,795,266

Health Care 37.2%		305,186,592

Biotechnology 24.3%
Alkermes PLC (I)	327,029	11,508,151
Alnylam Pharmaceuticals, Inc. (I)	59,310	3,416,849
Amgen, Inc.	139,400	16,170,400
Biogen Idec, Inc. (I)	71,100	17,361,909
BioMarin Pharmaceutical, Inc. (I)	71,200	4,472,784
Celgene Corp. (I)	69,900	10,379,451
Cubist Pharmaceuticals, Inc. (I)	278,600	17,273,200
Dyax Corp. (I)	222,800	1,831,416
Gilead Sciences, Inc. (I)	250,900	17,811,391
Incyte Corp. (I)	154,700	6,033,300
Isis Pharmaceuticals, Inc. (I)(L)	197,400	6,567,498
Keryx Biopharmaceuticals, Inc. (I)(L)	393,300	4,070,655
Kythera Biopharmaceuticals, Inc. (I)	93,200	4,166,972
Medivation, Inc. (I)	134,080	8,026,029
Pharmacyclics, Inc. (I)	65,600	7,782,784
Regeneron Pharmaceuticals, Inc. (I)	123,930	35,642,268
Sarepta Therapeutics, Inc. (I)(L)	86,500	3,368,310
Seattle Genetics, Inc. (I)(L)	234,530	9,059,894
TESARO, Inc. (I)	86,000	3,311,000
Theravance, Inc. (I)(L)	101,900	3,733,616
Vertex Pharmaceuticals, Inc. (I)	107,000	7,633,380

Health Care Equipment & Supplies 1.2%
Boston Scientific Corp. (I)	669,300	7,824,117
Novadaq Technologies, Inc. (I)	134,800	2,228,244

Health Care Providers & Services 2.7%
HCA Holdings, Inc.	185,400	8,739,756
LifePoint Hospitals, Inc. (I)	128,900	6,656,396
Universal Health Services, Inc., Class B	77,300	6,227,288

Life Sciences Tools & Services 0.8%
Illumina, Inc. (I)	67,600	6,321,276

Pharmaceuticals 8.2%
Actavis PLC (I)	44,000	6,801,520
Bristol-Myers Squibb Company	213,600	11,218,272
Forest Laboratories, Inc. (I)	180,200	8,474,806
Hisamitsu Pharmaceutical Company, Inc.	53,800	2,907,831
Jazz Pharmaceuticals PLC (I)	197,000	17,875,780

2

Technical Opportunities Fund
As of 10-31-13 (Unaudited)

	Shares	Value

Health Care (continued)

Mylan, Inc. (I)	144,500	$5,472,215
Ono Pharmaceutical Company, Ltd.	10,700	807,448
Pacira Pharmaceuticals, Inc. (I)	146,800	7,414,868
ViroPharma, Inc. (I)	169,900	6,595,518

Industrials 8.9%		72,780,155

Aerospace & Defense 4.2%
BAE Systems PLC	797,253	5,806,783
Cubic Corp.	107,643	5,651,258
Rolls-Royce Holdings PLC	404,836	7,463,576
Safran SA	163,865	10,464,386
Thales SA	86,954	5,331,166

Building Products 0.4%
Daikin Industries, Ltd.	50,200	2,886,614

Electrical Equipment 1.6%
Hubbell, Inc., Class B	54,800	5,893,192
Mitsubishi Electric Corp.	691,000	7,597,310

Machinery 1.8%
Makita Corp.	55,300	2,795,802
SMC Corp.	23,600	5,498,238
WABCO Holdings, Inc. (I)	72,200	6,186,096

Trading Companies & Distributors 0.9%
United Rentals, Inc. (I)	72,000	4,650,480
WESCO International, Inc. (I)	29,900	2,555,254

Information Technology 20.5%		168,367,219

Computers & Peripherals 2.1%
3D Systems Corp. (I)(L)	158,400	9,858,816
Stratasys, Ltd. (I)(L)	67,700	7,665,671

Electronic Equipment, Instruments & Components 0.8%
FEI Company	47,640	4,243,771
Hirose Electric Company, Ltd.	12,800	1,952,873

Internet Software & Services 9.2%
Facebook, Inc., Class A (I)	425,700	21,395,682
Google, Inc., Class A (I)	10,300	10,614,974
Internet Initiative Japan, Inc. (I)	69,600	1,925,223
LinkedIn Corp., Class A (I)	67,470	15,091,015
MercadoLibre, Inc. (L)	41,000	5,520,035
OpenTable, Inc. (I)(L)	115,000	7,990,200
Shutterstock, Inc. (I)(L)	45,100	3,193,080
United Internet AG	117,451	4,637,829
Yahoo!, Inc. (I)	164,900	5,430,157

IT Services 2.3%
Cap Gemini SA	101,349	6,656,883
Digital Garage, Inc. (L)	134,200	3,542,097
Nomura Research Institute, Ltd.	133,200	4,466,204
Otsuka Corp.	31,500	4,091,589

Semiconductors & Semiconductor Equipment 1.3%
Synaptics, Inc. (I)(L)	221,700	10,309,050

Software 4.8%
Adobe Systems, Inc. (I)	155,300	8,417,260
Guidewire Software, Inc. (I)	118,600	6,015,392

3

Technical Opportunities Fund
As of 10-31-13 (Unaudited)

		Shares	Value
Information Technology (continued)

Informatica Corp. (I)		111,900	$4,319,340
Monitise PLC (I)		7,078,043	6,315,985
Salesforce.com, Inc. (I)		107,000	5,709,520
ServiceNow, Inc. (I)(L)		103,390	5,646,128
Zynga, Inc., Class A (I)		935,500	3,358,445

Materials 1.4%			11,331,324

Chemicals 0.2%
Asahi Kasei Corp.		251,000	1,909,032

Metals & Mining 1.2%
U.S. Silica Holdings, Inc. (L)		270,600	9,422,292

Preferred Securities 0.0%			$55,824

(Cost $56,517)

Industrials 0.0%			55,824

Aerospace & Defense 0.0%
Rolls-Royce Holdings PLC, C Shares		34,815,896	55,824

	Yield (%)	Shares	Value

Securities Lending Collateral 6.6%			$54,214,902

(Cost $54,202,857)

John Hancock Collateral Investment Trust (W)	0.1934(Y)	5,417,048	54,214,902

		Shares	Value

Short-Term Investments 4.9%			$40,100,000

(Cost $40,100,000)

		Par value	Value

Repurchase Agreement 4.9%			40,100,000

Bank of America Tri-Party Repurchase Agreement dated 10-31-13 at 0.10% to be repurchased at $40,100,111 on 11-1-13, collateralized by $25,817,664 Federal
Home Loan Mortgage Corporation 3.500% due 11-1-42 (valued at $ 26,533,985 including interest) and $14,005,026 Federal National Mortgage Association 2.349%
due 11-1-42 (valued at $14,368,015 including interest)		$40,100,000	40,100,000

Total investments (Cost $769,943,234)† 108.9%			$893,850,500

Other assets and liabilities, net (8.9%)			($73,106,218)

Total net assets 100.0%			$820,744,282

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 10-31-13. Total value of securities on loan at 10-31-13 was $54,473,139.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 10-31-13.

4

Technical Opportunities Fund
As of 10-31-13 (Unaudited)

† At 10-31-13, the aggregate cost of investment securities for federal income tax purposes was $771,300,729. Net unrealized appreciation aggregated $122,549,771 of which $128,550,082 related to appreciated investment securities and $6,000,311 related to depreciated investment securities.

The Fund has the following country concentration as a percentage of net assets on 10-31-13:

United States	73.7%
Japan	13.3%
Ireland	4.0%
United Kingdom	3.3%
France	2.5%
Hong Kong	1.9%
Argentina	0.6%
Germany	0.5%
Canada	0.2%

100.0%

5

Technical Opportunities Fund
As of 10-31-13 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of certain foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of October 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	10/31/13	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$94,041,808	$67,960,862	$26,080,946	—
Consumer Staples	6,778,629	—	6,778,629	—
Energy	24,237,522	24,237,522	—	—
Financials	116,756,525	50,419,946	66,336,579	—
Health Care	305,186,592	301,471,313	3,715,279	—
Industrials	72,780,155	24,936,280	47,843,875	—
Information Technology	168,367,219	134,778,536	33,588,683	—
Materials	11,331,324	9,422,292	1,909,032	—
Preferred Securities
Industrials	55,824	—	55,824	—
Securities Lending Collateral	54,214,902	54,214,902	—	—
Short-Term Investments
Repurchase Agreement	40,100,000	—	40,100,000	—
Total Investments in Securities	$893,850,500	$667,441,653	$226,408,847	—

6

Technical Opportunities Fund
As of 10-31-13 (Unaudited)

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

7

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Technical Opportunities Fund.

347Q1 10/13
12/13

John Hancock

Short Duration Credit Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

10.31.2013

Short Duration Credit Opportunities Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Corporate Bonds 42.6%				$501,024,682

(Cost $501,135,326)

Consumer Discretionary 7.2%				84,718,328

Auto Components 0.1%
The Goodyear Tire & Rubber Company	6.500	03/01/21	415,000	438,863
The Goodyear Tire & Rubber Company	7.000	05/15/22	190,000	204,250

Automobiles 0.7%
Chrysler Group LLC	8.000	06/15/19	465,000	514,988
Ford Motor Credit Company LLC	8.125	01/15/20	3,600,000	4,563,624
Hyundai Capital Services, Inc. (S)	6.000	05/05/15	3,125,000	3,337,778

Distributors 0.0%
Burlington Holdings LLC, PIK (S)	9.000	02/15/18	290,000	297,613

Diversified Consumer Services 0.2%
Outerwall, Inc. (S)	6.000	03/15/19	610,000	595,513
SSI Investments II, Ltd.	11.125	06/01/18	425,000	465,375
The ServiceMaster Company	7.000	08/15/20	175,000	172,375
The ServiceMaster Company	7.450	08/15/27	250,000	200,000
The ServiceMaster Company	8.000	02/15/20	324,000	332,100

Hotels, Restaurants & Leisure 0.7%
Hilton Worldwide Finance LLC (S)	5.625	10/15/21	520,000	534,300
Isle of Capri Casinos, Inc.	5.875	03/15/21	980,000	961,625
Landry's, Inc. (S)	9.375	05/01/20	585,000	633,263
Marriott International, Inc.	3.000	03/01/19	3,250,000	3,300,941
MCE Finance, Ltd. (S)	5.000	02/15/21	175,000	173,250
MGM Resorts International	6.625	12/15/21	565,000	603,844
Pinnacle Entertainment, Inc.	8.750	05/15/20	395,000	436,475
PNK Finance Corp. (S)	6.375	08/01/21	490,000	514,500
RHP Hotel Properties LP (S)	5.000	04/15/21	490,000	474,075
Wynn Macau, Ltd. (S)	5.250	10/15/21	660,000	674,850

Household Durables 0.3%
Lennar Corp.	4.750	11/15/22	455,000	431,113
Newell Rubbermaid, Inc.	4.000	06/15/22	3,200,000	3,207,062
Norcraft Companies LP	10.500	12/15/15	315,000	324,450

Household Products 0.1%
Spectrum Brands Escrow Corp. (S)	6.375	11/15/20	520,000	552,500

Media 3.7%
AMC Networks, Inc.	7.750	07/15/21	375,000	421,875
British Sky Broadcasting Group PLC (S)	3.125	11/26/22	3,275,000	3,114,427
Cablevision Systems Corp.	7.750	04/15/18	615,000	698,025
Cablevision Systems Corp.	8.000	04/15/20	305,000	346,175
CBS Corp.	4.850	07/01/42	2,700,000	2,503,022
CCO Holdings LLC	6.625	01/31/22	645,000	667,575
Comcast Corp.	4.250	01/15/33	3,375,000	3,237,715
DIRECTV Holdings LLC	6.000	08/15/40	3,100,000	3,050,927
Discovery Communications LLC	3.300	05/15/22	3,250,000	3,148,980
DISH DBS Corp.	5.000	03/15/23	1,570,000	1,501,313
Gannett Company, Inc. (S)	5.125	10/15/19	275,000	284,625
Gannett Company, Inc. (S)	6.375	10/15/23	530,000	559,150
Gray Television, Inc.	7.500	10/01/20	585,000	612,788
Mediacom LLC	7.250	02/15/22	570,000	601,350
Nara Cable Funding, Ltd. (S)	8.875	12/01/18	510,000	544,425

1

Short Duration Credit Opportunities Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Consumer Discretionary (continued)

NBCUniversal Media LLC	4.375	04/01/21		2,850,000	$3,104,724
News America, Inc.	6.650	11/15/37		2,725,000	3,213,211
Nexstar Broadcasting, Inc. (S)	6.875	11/15/20		775,000	809,875
Omnicom Group, Inc.	4.450	08/15/20		2,950,000	3,112,421
Pearson Funding Five PLC (S)	3.250	05/08/23		1,525,000	1,412,527
Pearson Funding Four PLC (S)	3.750	05/08/22		1,675,000	1,627,524
Quebecor Media, Inc.	5.750	01/15/23		555,000	536,963
Radio One, Inc., PIK	12.500	05/24/16		235,496	238,440
Sinclair Television Group, Inc.	6.125	10/01/22		555,000	565,406
The Interpublic Group of Companies, Inc.	4.000	03/15/22		3,250,000	3,171,116
Time Warner, Inc.	7.700	05/01/32		2,425,000	3,098,864
Unitymedia KabelBW GmbH	9.500	03/15/21	EUR	400,000	623,207
Univision Communications, Inc. (S)	7.875	11/01/20		445,000	493,950
Univision Communications, Inc. (S)	8.500	05/15/21		575,000	636,813

Multiline Retail 0.7%
Macy's Retail Holdings, Inc.	3.875	01/15/22		4,575,000	4,567,236
Macy's Retail Holdings, Inc.	6.900	04/01/29		175,000	199,827
Nordstrom, Inc.	7.000	01/15/38		2,500,000	3,217,883
The Bon-Ton Department Stores, Inc.	8.000	06/15/21		490,000	461,825

Oil, Gas & Consumable Fuels 0.0%
Kinder Morgan Inc (S)	5.000	02/15/21		170,000	170,000

Specialty Retail 0.6%
AutoZone, Inc.	3.700	04/15/22		3,125,000	3,082,834
Petco Holdings Inc., PIK (S)	8.500	10/15/17		350,000	357,000
The Home Depot, Inc.	2.700	04/01/23		3,425,000	3,244,270

Textiles, Apparel & Luxury Goods 0.1%
Levi Strauss & Company	6.875	05/01/22		595,000	645,575
Quiksilver, Inc. (S)	7.875	08/01/18		330,000	353,100
Quiksilver, Inc. (S)	10.000	08/01/20		245,000	267,663
The William Carter Company (S)	5.250	08/15/21		265,000	268,975

Consumer Staples 3.1%					36,009,504

Beverages 0.4%
Diageo Investment Corp.	2.875	05/11/22		1,625,000	1,574,229
SABMiller Holdings, Inc. (S)	3.750	01/15/22		3,200,000	3,279,686

Food & Staples Retailing 0.7%
Bakkavor Finance 2 PLC	8.250	02/15/18	GBP	100,000	171,564
Cencosud SA (S)	5.500	01/20/21		150,000	155,502
CVS Pass-Through Trust	6.036	12/10/28		2,910,762	3,250,162
Hawk Acquisition Sub, Inc. (S)	4.250	10/15/20		510,000	493,425
New Albertsons, Inc.	8.000	05/01/31		740,000	610,500
R&R PLC, PIK	9.250	05/15/18	EUR	525,000	737,767
The Kroger Company	5.150	08/01/43		3,250,000	3,220,328

Food Products 0.7%
B&G Foods, Inc.	4.625	06/01/21		300,000	292,875
Boparan Finance PLC	9.750	04/30/18	EUR	225,000	336,196
Chiquita Brands International, Inc. (S)	7.875	02/01/21		605,000	656,425
ConAgra Foods, Inc.	4.650	01/25/43		3,225,000	3,033,441
Dean Foods Company	9.750	12/15/18		635,000	719,931
Del Monte Corp.	7.625	02/15/19		645,000	671,606
ESAL GmbH (S)	6.250	02/05/23		200,000	182,000
Minerva Luxembourg SA (S)	7.750	01/31/23		200,000	194,000

2

Short Duration Credit Opportunities Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Consumer Staples (continued)

Mriya Agro Holding PLC (S)	9.450	04/19/18	71,000	$61,060
Pilgrim's Pride Corp.	7.875	12/15/18	495,000	540,788
Post Holdings, Inc. (S)	7.375	02/15/22	30,000	31,988
Post Holdings, Inc.	7.375	02/15/22	700,000	746,375
Smithfield Foods, Inc.	6.625	08/15/22	610,000	642,025

Household Products 0.1%
Reynolds Group Issuer, Inc.	9.875	08/15/19	635,000	702,469
The Sun Products Corp. (S)	7.750	03/15/21	605,000	544,500

Personal Products 0.1%
Elizabeth Arden, Inc.	7.375	03/15/21	475,000	516,563
Hypermarcas SA (S)	6.500	04/20/21	179,000	187,503

Tobacco 1.1%
Altria Group, Inc.	4.750	05/05/21	2,950,000	3,177,534
Lorillard Tobacco Company	6.875	05/01/20	2,650,000	3,090,072
Philip Morris International, Inc.	1.125	08/21/17	3,175,000	3,145,444
Reynolds American, Inc.	6.750	06/15/17	2,625,000	3,043,546

Energy 5.9%				68,804,638

Energy Equipment & Services 1.0%
Basic Energy Services, Inc.	7.750	02/15/19	475,000	492,813
GeoPark Latin America, Ltd. Agencia en Chile (S)	7.500	02/11/20	200,000	203,500
Hornbeck Offshore Services, Inc.	5.000	03/01/21	300,000	294,750
Offshore Group Investment, Ltd.	7.125	04/01/23	780,000	793,650
Pacific Drilling SA (S)	5.375	06/01/20	560,000	564,200
Parker Drilling Company (S)	7.500	08/01/20	200,000	208,000
Parker Drilling Company	9.125	04/01/18	550,000	588,500
SESI LLC	6.375	05/01/19	409,000	433,540
SESI LLC	7.125	12/15/21	320,000	354,000
Transocean, Inc.	6.375	12/15/21	3,000,000	3,378,825
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	475,000	508,250
Weatherford International, Ltd.	7.000	03/15/38	2,955,000	3,214,414

Oil, Gas & Consumable Fuels 4.9%
Access Midstream Partners LP	4.875	05/15/23	440,000	437,800
Adaro Indonesia PT	7.625	10/22/19	150,000	158,625
Anadarko Petroleum Corp.	6.375	09/15/17	2,875,000	3,360,182
Antero Resources Corp. (S)	5.375	11/01/21	245,000	248,675
Arch Coal, Inc.	7.250	06/15/21	595,000	453,688
Atlas Pipeline Partners LP (S)	4.750	11/15/21	565,000	531,100
Bonanza Creek Energy, Inc.	6.750	04/15/21	475,000	503,500
BP Capital Markets PLC	2.750	05/10/23	3,475,000	3,244,496
Calumet Specialty Products Partners LP	9.375	05/01/19	205,000	227,038
Calumet Specialty Products Partners LP	9.625	08/01/20	280,000	313,950
Cloud Peak Energy Resources LLC	8.500	12/15/19	505,000	546,663
CONSOL Energy, Inc.	8.250	04/01/20	805,000	880,469
Cosan Luxembourg SA (S)	5.000	03/14/23	200,000	186,500
Ecopetrol SA	7.625	07/23/19	25,000	30,125
El Paso Pipeline Partners Operating Company LLC	4.700	11/01/42	2,725,000	2,403,649
Enterprise Products Operating LLC	3.350	03/15/23	3,550,000	3,425,374
EP Energy LLC	6.875	05/01/19	385,000	413,875
EP Energy LLC	9.375	05/01/20	415,000	479,325
Forest Oil Corp.	7.250	06/15/19	490,000	494,900
Forest Oil Corp.	7.500	09/15/20	320,000	317,600
Gazprom OAO (S)	4.950	02/06/28	214,000	193,670

3

Short Duration Credit Opportunities Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Energy (continued)

Gazprom OAO	9.250	04/23/19		504,000	$628,740
Indo Energy Finance II BV (S)	6.375	01/24/23		300,000	263,250
Intergas Finance BV	6.375	05/14/17		269,000	295,228
KazMunayGas National Company (S)	4.400	04/30/23		2,152,000	2,041,602
KazMunayGas National Company	5.750	04/30/43		202,000	183,295
KazMunayGas National Company	6.375	04/09/21		350,000	388,063
KazMunayGas National Company (S)	6.375	04/09/21		200,000	221,750
KazMunayGas National Company (S)	9.125	07/02/18		1,213,000	1,484,409
KazMunayGas National Company	11.750	01/23/15		215,000	240,263
Kinder Morgan Energy Partners LP	3.450	02/15/23		3,000,000	2,844,240
Kodiak Oil & Gas Corp. (S)	5.500	01/15/21		325,000	333,125
Laredo Petroleum, Inc.	7.375	05/01/22		345,000	373,463
Linn Energy LLC	7.750	02/01/21		740,000	764,050
MEG Energy Corp. (S)	6.375	01/30/23		535,000	538,344
MEG Energy Corp. (S)	7.000	03/31/24		220,000	224,950
Midstates Petroleum Company, Inc.	10.750	10/01/20		575,000	621,000
Oasis Petroleum, Inc. (S)	6.875	03/15/22		400,000	432,000
Oasis Petroleum, Inc.	7.250	02/01/19		590,000	634,250
Pacific Rubiales Energy Corp. (S)	5.125	03/28/23		123,000	117,773
Peabody Energy Corp.	6.250	11/15/21		765,000	789,863
Pemex Project Funding Master Trust	6.625	06/15/35		376,000	407,960
Pertamina Persero PT	6.000	05/03/42		200,000	177,000
Petrobras International Finance Company	2.875	02/06/15		42,000	42,689
Petroleos de Venezuela SA	5.000	10/28/15		3,196,629	2,773,076
Petroleos de Venezuela SA	5.250	04/12/17		182,800	146,697
Petroleos de Venezuela SA	8.500	11/02/17		3,295,900	2,958,070
Petroleos Mexicanos (S)	7.650	11/24/21	MXN	5,250,000	429,847
Petronas Capital, Ltd.	7.875	05/22/22		608,000	786,672
Phillips 66	4.300	04/01/22		3,175,000	3,295,456
Pioneer Natural Resources Company	3.950	07/15/22		3,250,000	3,311,097
QEP Resources, Inc.	5.375	10/01/22		485,000	474,088
Sabine Pass Liquefaction LLC (S)	5.625	02/01/21		590,000	595,900
Samson Investment Company (S)	10.250	02/15/20		735,000	793,800
SandRidge Energy, Inc.	8.750	01/15/20		850,000	918,000
Sinopec Group Overseas Development 2012, Ltd.	3.900	05/17/22		200,000	197,585
Sinopec Group Overseas Development 2012, Ltd. (S)	4.875	05/17/42		200,000	194,144
Spectra Energy Partners LP	4.750	03/15/24		3,225,000	3,389,285
State Oil Company of the Azerbaijan Republic	5.450	02/09/17		200,000	213,700
Tesoro Logistics LP	6.125	10/15/21		450,000	465,750
Valero Energy Corp.	6.625	06/15/37		2,750,000	3,156,018
Venoco, Inc.	8.875	02/15/19		525,000	532,875
Zhaikmunai LP (S)	7.125	11/13/19		225,000	239,625

Financials 12.4%					145,501,508

Capital Markets 0.8%
BNP Paribas SA	2.700	08/20/18		1,475,000	1,509,860
Morgan Stanley	4.875	11/01/22		4,575,000	4,707,913
The Goldman Sachs Group, Inc.	6.000	06/15/20		2,850,000	3,298,325

Commercial Banks 4.1%
Akbank TAS (S)	3.875	10/24/17		100,000	99,000
Banco de Credito del Peru	5.375	09/16/20		60,000	63,450
Banco do Brasil SA/Cayman Island (6.250% to 04/15/2024,
then 10 Year U.S. Treasury + 4.398%) (Q)(S)	6.250	04/15/24		200,000	168,000
Bancolombia SA	5.125	09/11/22		104,000	99,320

4

Short Duration Credit Opportunities Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Financials (continued)

Bank of Nova Scotia	1.450	04/25/18		3,175,000	$3,129,131
BBA Bancomer SA/Texas (S)	6.750	09/30/22		450,000	488,250
BBVA Banco Continental SA (S)	5.000	08/26/22		50,000	51,125
BPCE SA (S)	5.700	10/22/23		2,300,000	2,361,718
Brazil Loan Trust 1 (S)	5.477	07/24/23		1,093,953	1,133,882
CIT Group, Inc.	5.000	08/15/22		310,000	313,875
CIT Group, Inc.	5.250	03/15/18		520,000	562,250
Fifth Third Bancorp	3.625	01/25/16		3,200,000	3,377,664
HSBC Holdings PLC	6.500	09/15/37		2,850,000	3,374,759
ICICI Bank, Ltd.	4.700	02/21/18		200,000	203,349
Intesa Sanpaolo SpA	3.125	01/15/16		6,450,000	6,577,162
LBG Capital No.1 PLC	6.439	05/23/20	EUR	400,000	567,431
Mizuho Corporate Bank, Ltd. (S)	2.950	10/17/22		3,500,000	3,273,988
PNC Bank NA	2.700	11/01/22		3,000,000	2,772,627
PNC Funding Corp.	5.125	02/08/20		1,625,000	1,832,608
Russian Agricultural Bank OJSC	7.750	05/29/18		226,000	255,403
Santander Holdings USA, Inc.	3.000	09/24/15		3,225,000	3,320,863
Santander UK PLC (S)	5.000	11/07/23		1,000,000	996,810
Societe Generale SA (S)	5.750	04/20/16		3,325,000	3,590,943
Standard Chartered PLC (6.409% to 01/30/2017, then 3
month LIBOR + 1.510%) (Q)(S)	6.409	01/30/17		3,500,000	3,710,000
Turkiye Garanti Bankasi AS (S)	4.000	09/13/17		200,000	198,750
Turkiye Garanti Bankasi AS (S)	5.250	09/13/22		200,000	189,800
Turkiye Is Bankasi (S)	5.500	04/21/19		300,000	303,375
VTB Capital SA	6.875	05/29/18		234,000	257,821
Wells Fargo & Company	4.125	08/15/23		4,900,000	4,898,280

Consumer Finance 0.4%
Capital One Financial Corp.	4.750	07/15/21		500,000	538,016
Capital One Financial Corp.	6.150	09/01/16		3,635,000	4,076,769

Diversified Financial Services 3.3%
Aviation Capital Group Corp. (S)	6.750	04/06/21		2,925,000	3,148,669
Bank of America Corp.	5.000	05/13/21		5,225,000	5,747,066
Citigroup, Inc.	5.000	09/15/14		2,350,000	2,431,839
Citigroup, Inc.	5.500	02/15/17		4,875,000	5,409,056
Citigroup, Inc.	8.500	05/22/19		1,475,000	1,907,893
Countrywide Financial Corp.	6.250	05/15/16		1,325,000	1,467,664
Dubai Holding Commercial Operations MTN, Ltd.	6.000	02/01/17	GBP	300,000	495,450
European Bank for Reconstruction & Development	7.200	06/08/16	IDR	780,000,000	69,812
European Investment Bank (Z)	Zero	12/31/18	ZAR	1,480,000	100,325
Inter-American Development Bank (Z)	Zero	08/20/15	IDR	5,310,000,000	409,431
International Lease Finance Corp. (S)	6.500	09/01/14		2,925,000	3,045,656
JPMorgan Chase & Company	6.000	01/15/18		2,700,000	3,122,040
Merrill Lynch & Company, Inc.	6.050	05/16/16		3,530,000	3,902,359
Nationstar Mortgage LLC	6.500	07/01/21		305,000	299,663
Provident Funding Associates LP (S)	6.750	06/15/21		200,000	204,500
Provident Funding Associates LP (S)	10.125	02/15/19		350,000	389,375
Rabobank Nederland NV	3.950	11/09/22		5,050,000	4,934,299
Sinochem Overseas Capital Company, Ltd.	4.500	11/12/20		236,000	241,290
Sinochem Overseas Capital Company, Ltd. (S)	4.500	11/12/20		1,158,000	1,183,957

Insurance 2.2%
American Equity Investment Life Holding Company	6.625	07/15/21		365,000	378,231
AXA SA	8.600	12/15/30		2,070,000	2,519,687

5

Short Duration Credit Opportunities Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

Boardwalk Pipelines LP	3.375	02/01/23	3,425,000	$3,198,135
Burlington Northern Santa Fe LLC	4.400	03/15/42	3,315,000	3,057,444
Fairfax Financial Holdings, Ltd. (S)	5.800	05/15/21	2,925,000	3,024,155
Fidelity National Financial, Inc.	6.600	05/15/17	1,475,000	1,652,662
Genworth Financial, Inc.	7.625	09/24/21	2,900,000	3,554,460
Hartford Financial Services Group, Inc.	6.000	01/15/19	2,850,000	3,325,779
ING US, Inc.	2.900	02/15/18	3,250,000	3,315,949
Reinsurance Group of America, Inc.	4.700	09/15/23	2,225,000	2,323,372

Real Estate Investment Trusts 1.5%
Boston Properties LP	3.850	02/01/23	3,150,000	3,150,161
Corporate Office Properties LP	3.600	05/15/23	1,525,000	1,402,992
Country Garden Holdings Company, Ltd. (S)	7.250	04/04/21	250,000	249,700
DDR Corp.	7.875	09/01/20	2,600,000	3,227,947
Kimco Realty Corp.	4.300	02/01/18	2,975,000	3,233,046
Simon Property Group LP	3.375	03/15/22	1,450,000	1,449,566
WEA Finance LLC (S)	6.750	09/02/19	3,950,000	4,736,611

Real Estate Management & Development 0.1%
Emaar Sukuk, Ltd.	6.400	07/18/19	200,000	218,750
Kaisa Group Holdings, Ltd. (S)	8.875	03/19/18	250,000	255,000
Longfor Properties Company, Ltd.	6.875	10/18/19	200,000	202,000

Thrifts & Mortgage Finance 0.0%
Alfa Bank OJSC (S)	7.500	09/26/19	200,000	213,000

Health Care 2.2%				25,654,535

Health Care Equipment & Supplies 0.2%
Biomet, Inc.	6.500	08/01/20	805,000	855,313
Hologic, Inc.	6.250	08/01/20	450,000	478,125
Kinetic Concepts, Inc.	10.500	11/01/18	530,000	595,256
Kinetic Concepts, Inc.	12.500	11/01/19	500,000	538,750

Health Care Providers & Services 1.5%
Community Health Systems, Inc.	8.000	11/15/19	470,000	509,363
Envision Healthcare Corp.	8.125	06/01/19	575,000	624,623
Express Scripts Holding Company	4.750	11/15/21	2,975,000	3,211,929
Fresenius Medical Care US Finance II, Inc. (S)	5.875	01/31/22	550,000	583,000
HCA Holdings, Inc.	7.750	05/15/21	440,000	481,800
HCA, Inc.	7.500	02/15/22	400,000	449,500
Health Management Associates, Inc.	7.375	01/15/20	290,000	323,350
HealthSouth Corp.	8.125	02/15/20	375,000	412,969
Humana, Inc.	8.150	06/15/38	2,500,000	3,337,475
IASIS Healthcare LLC	8.375	05/15/19	530,000	561,800
Prospect Medical Holdings, Inc. (S)	8.375	05/01/19	740,000	794,575
Tenet Healthcare Corp. (S)	6.000	10/01/20	330,000	348,975
Tenet Healthcare Corp. (S)	8.125	04/01/22	380,000	416,100
United Surgical Partners International, Inc.	9.000	04/01/20	555,000	621,600
UnitedHealth Group, Inc.	3.950	10/15/42	450,000	393,030
UnitedHealth Group, Inc.	5.800	03/15/36	4,030,000	4,542,765

Pharmaceuticals 0.5%
AbbVie, Inc.	1.750	11/06/17	3,200,000	3,208,941
Actavis, Inc.	3.250	10/01/22	1,650,000	1,570,071
Valeant Pharmaceuticals International (S)	7.500	07/15/21	455,000	505,050
VPII Escrow Corp. (S)	6.750	08/15/18	265,000	290,175

6

Short Duration Credit Opportunities Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Industrials 2.3%					$27,377,659

Aerospace & Defense 0.6%
Erickson Air-Crane, Inc. (S)	8.250	05/01/20		519,000	541,058
L-3 Communications Corp.	4.750	07/15/20		2,925,000	3,086,188
Northrop Grumman Corp.	1.750	06/01/18		3,100,000	3,053,246

Air Freight & Logistics 0.0%
Park-Ohio Industries, Inc.	8.125	04/01/21		275,000	303,188

Building Products 0.2%
Cleaver-Brooks, Inc. (S)	8.750	12/15/19		520,000	565,500
Griffon Corp.	7.125	04/01/18		700,000	748,125
Owens Corning	7.000	12/01/36		1,600,000	1,700,774

Commercial Services & Supplies 0.4%
ACCO Brands Corp.	6.750	04/30/20		705,000	708,525
Clean Harbors, Inc.	5.250	08/01/20		460,000	472,650
TransUnion Holding Company, Inc.	9.625	06/15/18		170,000	184,025
Waste Management, Inc.	4.600	03/01/21		2,878,000	3,090,661

Construction & Engineering 0.1%
MasTec, Inc.	4.875	03/15/23		650,000	619,938

Containers & Packaging 0.1%
Ardagh Packaging Finance PLC	9.250	10/15/20	EUR	550,000	804,942

Diversified Financial Services 0.1%
International Lease Finance Corp.	8.250	12/15/20		501,000	591,806

Electrical Equipment 0.4%
ABB Finance USA, Inc.	2.875	05/08/22		3,375,000	3,284,334
Artesyn Escrow, Inc. (S)	9.750	10/15/20		375,000	385,313
Faenza GmbH	8.250	08/15/21	EUR	425,000	613,109

Household Durables 0.0%
RSI Home Products, Inc. (S)	6.875	03/01/18		385,000	404,250

Industrial Conglomerates 0.1%
Andrade Gutierrez International SA (S)	4.000	04/30/18		400,000	391,000
KOC Holding AS (S)	3.500	04/24/20		250,000	223,750
Odebrecht Drilling Norbe VIII/IX, Ltd.	6.350	06/30/21		185,000	194,713
Odebrecht Finance, Ltd. (S)	5.125	06/26/22		200,000	200,000
Odebrecht Offshore Drilling Finance, Ltd. (S)	6.750	10/01/22		200,000	208,500

Machinery 0.0%
Xerium Technologies, Inc.	8.875	06/15/18		350,000	365,750

Road & Rail 0.2%
Canadian National Railway Company	2.850	12/15/21		3,150,000	3,105,251

Trading Companies & Distributors 0.1%
Aircastle, Ltd.	6.750	04/15/17		500,000	548,750
American Builders & Contractors Supply Company, Inc. (S)	5.625	04/15/21		345,000	349,313
HD Supply, Inc. (S)	7.500	07/15/20		600,000	633,000

Information Technology 2.0%					23,942,123

Communications Equipment 0.1%
CommScope, Inc. (S)	8.250	01/15/19		535,000	587,163

Computers & Peripherals 0.4%
Apple, Inc.	2.400	05/03/23		4,975,000	4,544,205
NCR Corp.	5.000	07/15/22		575,000	566,375

7

Short Duration Credit Opportunities Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Information Technology (continued)

Electronic Equipment, Instruments & Components 0.0%
CPI International, Inc.	8.000	02/15/18	465,000	$481,275

Internet Software & Services 0.3%
Baidu, Inc.	3.250	08/06/18	3,200,000	3,268,227

IT Services 0.2%
Cielo SA	3.750	11/16/22	200,000	179,500
iGATE Corp.	9.000	05/01/16	355,000	381,625
The Western Union Company	2.875	12/10/17	2,000,000	2,065,498

Semiconductors & Semiconductor Equipment 0.5%
Altera Corp.	1.750	05/15/17	4,825,000	4,792,648
Amkor Technology, Inc.	6.375	10/01/22	745,000	733,825
Magnachip Semiconductor Corp. (S)	6.625	07/15/21	505,000	505,000
STATS ChipPAC, Ltd. (S)	4.500	03/20/18	125,000	124,850

Software 0.5%
BMC Software Finance, Inc. (S)	8.125	07/15/21	400,000	423,000
First Data Corp. (S)	7.375	06/15/19	225,000	242,156
First Data Corp.	12.625	01/15/21	450,000	519,188
Infor US, Inc.	11.500	07/15/18	630,000	730,800
Nuance Communications, Inc. (S)	5.375	08/15/20	500,000	496,250
Oracle Corp.	2.375	01/15/19	3,250,000	3,300,538

Materials 2.6%				30,588,738

Chemicals 0.9%
Braskem Finance, Ltd. (Q)(S)	7.375	10/04/15	100,000	98,500
Cabot Corp.	3.700	07/15/22	3,425,000	3,357,726
Chemtura Corp.	5.750	07/15/21	715,000	723,938
EuroChem Mineral & Chemical Company OJSC (S)	5.125	12/12/17	200,000	201,750
Hexion US Finance Corp.	6.625	04/15/20	560,000	568,400
INEOS Finance PLC (S)	8.375	02/15/19	550,000	613,250
LyondellBasell Industries NV	6.000	11/15/21	3,300,000	3,838,204
Momentive Performance Materials, Inc.	8.875	10/15/20	475,000	502,313
SPCM SA (S)	6.000	01/15/22	430,000	446,125
Trinseo Materials Operating SCA (S)	8.750	02/01/19	910,000	907,725

Construction Materials 0.1%
Cementos Pacasmayo SAA (S)	4.500	02/08/23	200,000	186,000
Cemex Finance LLC (S)	9.375	10/12/22	200,000	224,500
Cemex SAB de CV (S)	9.500	06/15/18	200,000	227,500

Containers & Packaging 0.3%
ARD Finance SA, PIK (S)	11.125	06/01/18	413,068	454,375
Cascades, Inc.	7.750	12/15/17	450,000	469,125
Packaging Corp. of America	4.500	11/01/23	1,650,000	1,696,065
Sealed Air Corp. (S)	8.375	09/15/21	645,000	738,525

Metals & Mining 1.2%
Aperam (S)	7.375	04/01/16	275,000	283,250
Aperam (S)	7.750	04/01/18	250,000	253,750
ArcelorMittal	6.750	02/25/22	730,000	793,875
Cia Minera Milpo SAA (S)	4.625	03/28/23	200,000	186,000
Corporacion Nacional del Cobre de Chile (S)	3.000	07/17/22	469,000	431,267
Corporacion Nacional del Cobre de Chile (S)	4.250	07/17/42	200,000	166,367
Corporacion Nacional del Cobre de Chile (S)	4.500	08/13/23	602,000	613,959
Corporacion Nacional del Cobre de Chile	6.150	10/24/36	803,000	876,114

8

Short Duration Credit Opportunities Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Materials (continued)

Freeport-McMoran Copper & Gold, Inc.	3.875	03/15/23		3,050,000	$2,885,703
Gold Fields Orogen Holding BVI, Ltd.	4.875	10/07/20		200,000	171,294
Metalloinvest Finance, Ltd. (S)	6.500	07/21/16		203,000	216,703
Newmont Mining Corp.	6.250	10/01/39		3,325,000	3,017,371
Samarco Mineracao SA (S)	4.125	11/01/22		200,000	182,800
Severstal OAO (S)	5.900	10/17/22		200,000	194,750
Southern Copper Corp.	5.250	11/08/42		73,000	60,337
Vale Overseas, Ltd.	5.625	09/15/19		2,950,000	3,233,997
Vedanta Resources PLC (S)	6.000	01/31/19		205,000	197,825
Vedanta Resources PLC (S)	8.250	06/07/21		204,000	210,120
Volcan Cia Minera SAA (S)	5.375	02/02/22		158,000	155,235

Paper & Forest Products 0.1%
Louisiana-Pacific Corp.	7.500	06/01/20		600,000	661,500
Mercer International, Inc.	9.500	12/01/17		500,000	542,500

Telecommunication Services 2.6%					30,863,699

Diversified Telecommunication Services 1.5%
CenturyLink, Inc.	5.800	03/15/22		590,000	584,100
Cincinnati Bell, Inc.	8.375	10/15/20		460,000	489,900
Cincinnati Bell, Inc.	8.750	03/15/18		470,000	498,200
Crown Castle International Corp.	5.250	01/15/23		235,000	232,650
CyrusOne LP	6.375	11/15/22		690,000	695,175
Frontier Communications Corp.	9.000	08/15/31		1,004,000	1,039,140
Indosat Palapa Company BV	7.375	07/29/20		50,000	53,813
Intelsat Jackson Holdings SA	7.250	04/01/19		380,000	409,450
Level 3 Financing, Inc.	7.000	06/01/20		725,000	772,125
Mobile Challenger Intermediate Group SA, PIK	8.750	03/15/19	EUR	400,000	551,246
T-Mobile USA, Inc.	6.731	04/28/22		485,000	512,281
Telefonica Emisiones SAU	3.192	04/27/18		2,725,000	2,764,188
Telefonica Emisiones SAU	6.421	06/20/16		1,900,000	2,115,321
UPC Holding BV	6.375	09/15/22	EUR	850,000	1,172,091
Verizon Communications, Inc.	3.650	09/14/18		1,650,000	1,754,348
Verizon Communications, Inc.	6.400	09/15/33		1,650,000	1,866,756
Wind Acquisition Finance SA (S)	6.500	04/30/20		410,000	422,300
Wind Acquisition Holdings Finance SA, PIK (S)	12.250	07/15/17		410,866	418,056
Windstream Corp.	7.500	04/01/23		835,000	870,488

Wireless Telecommunication Services 1.1%
America Movil SAB de CV	3.125	07/16/22		3,100,000	2,917,822
Cricket Communications, Inc.	7.750	10/15/20		430,000	491,275
Entel Chile SA (S)	4.875	10/30/24		200,000	199,935
Matterhorn Mobile Holdings SA	8.250	02/15/20	EUR	450,000	662,970
Millicom International Cellular SA (S)	6.625	10/15/21		275,000	282,563
NII International Telecom SCA (S)	11.375	08/15/19		345,000	327,750
Rogers Communications, Inc.	5.450	10/01/43		6,950,000	7,147,443
Sprint Capital Corp.	8.750	03/15/32		1,125,000	1,217,813
TBG Global Pte, Ltd. (S)	4.625	04/03/18		200,000	194,500
VimpelCom Holdings BV (S)	5.200	02/13/19		200,000	200,000

Utilities 2.3%					27,563,950

Electric Utilities 1.5%
Centrais Eletricas Brasileiras SA	5.750	10/27/21		200,000	197,000
Edison Mission Energy (H)	7.000	05/15/17		1,275,000	930,750
Emgesa SA ESP	8.750	01/25/21	COP	129,000,000	71,994

9

Short Duration Credit Opportunities Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Utilities (continued)

Emgesa SA ESP (S)	8.750	01/25/21	COP	176,000,000	$98,224
Exelon Generation Company LLC	4.000	10/01/20		3,065,000	3,085,385
Georgia Power Company	4.300	03/15/42		4,725,000	4,333,321
Oncor Electric Delivery Company LLC	4.100	06/01/22		3,250,000	3,357,052
PacifiCorp	4.100	02/01/42		2,345,000	2,170,982
PPL Energy Supply LLC	4.600	12/15/21		3,400,000	3,343,672

Gas Utilities 0.3%
Empresa de Energia de Bogota SA (S)	6.125	11/10/21		200,000	210,000
EQT Corp.	8.125	06/01/19		2,725,000	3,355,194

Independent Power Producers & Energy Traders 0.2%
AES Corp.	7.375	07/01/21		375,000	424,688
Calpine Corp. (S)	7.500	02/15/21		202,000	218,160
Calpine Corp. (S)	7.875	01/15/23		212,000	230,550
Empresas Publicas de Medellin ESP (S)	8.375	02/01/21	COP	220,000,000	121,082
Empresas Publicas de Medellin ESP	8.375	02/01/21	COP	48,000,000	26,418
GenOn Energy, Inc.	9.500	10/15/18		1,295,000	1,489,250
Listrindo Capital BV (S)	6.950	02/21/19		200,000	209,000
NRG Energy, Inc.	8.500	06/15/19		400,000	431,000

Multi-Utilities 0.3%
MidAmerican Energy Holdings Company	5.750	04/01/18		2,800,000	3,260,228

U.S. Government & Agency Obligations 2.1%					$25,007,624

(Cost $24,924,782)

U.S. Government 0.1%					1,521,093

U.S. Treasury Note	2.125	08/31/20		1,500,000	1,521,093

U.S. Government Agency 2.0%					23,486,531

Federal Home Loan Mortgage Corp.
Freddie Mac Pool (P)	2.570	07/01/38		1,906,968	2,004,492
Freddie Mac Pool (P)	2.742	11/01/36		437,269	457,872
Freddie Mac Pool (P)	5.502	01/01/37		415,640	435,582
Federal National Mortgage Association
Fannie Mae Pool (P)	2.377	04/01/37		1,583,422	1,670,059
Fannie Mae Pool (P)	2.520	11/01/35		372,916	391,912
Fannie Mae Pool (P)	2.822	12/01/42		413,528	423,207
Fannie Mae Pool (C)	3.000	TBA		2,400,000	2,366,250
Fannie Mae Pool (C)	3.500	TBA		900,000	949,992
Fannie Mae Pool (P)	3.781	10/01/38		665,290	705,290
Fannie Mae Pool (C)	4.000	TBA		2,550,000	2,686,266
Fannie Mae Pool	4.000	08/01/25		438,391	465,363
Fannie Mae Pool (C)	4.500	TBA		4,700,000	5,031,938
Fannie Mae Pool	5.000	01/01/16		503,959	534,636
Fannie Mae Pool	5.000	01/01/19		4,034	4,280
Fannie Mae Pool	5.000	11/01/41		1,750,000	1,902,970
Fannie Mae Pool	5.500	11/01/41		1,800,000	1,964,531
Fannie Mae Pool (P)	5.792	01/01/37		286,413	299,526
Fannie Mae Pool	6.500	01/01/37		677,752	756,998
Government National Mortgage Association
Ginnie Mae Pool	6.000	08/15/35		392,819	435,367

10

Short Duration Credit Opportunities Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Foreign Government Obligations 11.7%					$136,896,509

(Cost $141,193,598)

Brazil 1.2%					14,300,756

Federative Republic of Brazil
Bond (Z)	Zero	01/01/17	BRL	2,244,000	712,469
Bond	2.625	01/05/23		1,099,000	980,858
Bond	4.250	01/07/25		495,000	492,241
Bond	7.125	01/20/37		1,192,000	1,430,400
Bond	8.250	01/20/34		644,000	859,740
Note	10.000	01/01/17	BRL	969,000	430,869
Note	10.000	01/01/21	BRL	7,097,000	3,043,853
Note	10.000	01/01/23	BRL	15,068,000	6,350,326

Colombia 0.7%					7,770,449

Bogota Distrito Capital
Note	9.750	07/26/28	COP	2,465,000,000	1,651,062
Republic of Colombia
Bond	4.000	02/26/24		321,000	320,198
Bond	4.375	07/12/21		1,231,000	1,303,629
Bond	7.375	09/18/37		1,478,000	1,906,620
Bond	7.750	04/14/21	COP	281,000,000	169,831
Bond	8.125	05/21/24		476,000	630,700
Bond	9.850	06/28/27	COP	1,547,000,000	1,090,956
Bond	12.000	10/22/15	COP	1,161,000,000	697,453

Croatia 0.0%					482,355

Republic of Croatia
Bond	5.500	04/04/23		486,000	482,355

Dominican Republic 0.1%					1,613,688

Government of Dominican Republic
Bond (S)	5.875	04/18/24		278,000	273,413
Bond	7.500	05/06/21		1,181,000	1,306,777
Bond	9.040	01/23/18		30,494	33,498

El Salvador 0.0%					417,960

Republic of El Salvador
Bond (S)	7.375	12/01/19		180,000	202,500
Bond	8.250	04/10/32		189,000	215,460

Ghana 0.1%					603,560

Republic of Ghana
Bond	7.875	08/07/23		432,000	428,760
Bond	8.500	10/04/17		160,000	174,800

Hungary 0.2%					1,813,926

Republic of Hungary
Bond	4.125	02/19/18		154,000	155,540
Bond	4.375	07/04/17	EUR	158,000	218,791
Bond	5.000	03/30/16	GBP	37,000	61,133
Bond	5.500	12/22/16	HUF	20,480,000	97,575

11

Short Duration Credit Opportunities Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Hungary (continued)

Bond	5.500	12/20/18	HUF	22,000,000	$104,735
Bond	6.000	11/24/23	HUF	18,370,000	87,822
Bond	6.500	06/24/19	HUF	9,200,000	45,564
Bond	6.750	02/24/17	HUF	26,160,000	129,008
Bond	6.750	11/24/17	HUF	30,010,000	149,456
Bond	7.000	06/24/22	HUF	104,060,000	527,707
Bond	7.625	03/29/41		158,000	177,948
Bond	7.750	08/24/15	HUF	11,970,000	58,647

Indonesia 1.2%					14,104,834

Republic of Indonesia
Bond (S)	3.375	04/15/23		841,000	756,900
Bond	4.875	05/05/21		1,083,000	1,123,613
Bond	5.375	10/17/23		3,002,000	3,159,605
Bond	5.625	05/15/23	IDR	3,564,000,000	278,424
Bond	5.875	03/13/20		104,000	113,880
Bond	6.125	05/15/28	IDR	1,090,000,000	81,924
Bond	6.625	05/15/33	IDR	2,700,000,000	204,192
Bond	7.000	05/15/22	IDR	17,340,000,000	1,488,263
Bond	7.000	05/15/27	IDR	300,000,000	24,746
Bond	7.750	01/17/38		123,000	149,906
Bond	7.875	04/15/19	IDR	5,790,000,000	531,617
Bond	8.250	06/15/32	IDR	1,500,000,000	134,398
Bond	8.375	03/15/24	IDR	17,792,000,000	1,672,440
Bond	8.500	10/12/35		1,575,000	2,039,625
Bond	9.000	03/15/29	IDR	7,701,000,000	744,058
Bond	11.000	09/15/25	IDR	210,000,000	23,147
Bond (S)	11.625	03/04/19		1,154,000	1,578,096

Iraq 0.1%					989,190

Republic of Iraq
Bond	5.800	01/15/28		1,137,000	989,190

Ivory Coast 0.0%					307,868

Republic of Ivory Coast
Bond	5.750	12/31/32		342,000	307,868

Malaysia 0.3%					3,787,298

Government of Malaysia
Bond	3.172	07/15/16	MYR	310,000	98,340
Bond	3.314	10/31/17	MYR	220,000	69,617
Bond	3.418	08/15/22	MYR	1,180,000	367,339
Bond	3.480	03/15/23	MYR	1,240,000	388,689
Bond	3.492	03/31/20	MYR	520,000	164,020
Bond	3.580	09/28/18	MYR	920,000	293,832
Bond	3.844	04/15/33	MYR	300,000	92,266
Bond	3.889	07/31/20	MYR	380,000	122,974

12

Short Duration Credit Opportunities Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Malaysia (continued)

Bond	4.012	09/15/17	MYR	3,130,000	$1,016,561
Bond	4.160	07/15/21	MYR	2,960,000	969,524
Bond	4.262	09/15/16	MYR	120,000	39,197
Bond	4.392	04/15/26	MYR	500,000	164,939

Mexico 1.6%					18,119,995

Government of Mexico
Bond	4.000	10/02/23		510,000	517,905
Bond	5.000	06/15/17	MXN	12,022,000	930,441
Bond	6.050	01/11/40		4,372,000	4,951,290
Bond	6.250	06/16/16	MXN	1,180,000	94,875
Bond	6.500	06/10/21	MXN	2,267,000	181,991
Bond	6.500	06/09/22	MXN	15,726,000	1,250,939
Bond	6.750	09/27/34		2,138,000	2,619,050
Bond	7.500	06/03/27	MXN	3,877,000	324,498
Bond	7.750	05/29/31	MXN	18,996,000	1,557,568
Bond	8.000	06/11/20	MXN	1,640,000	143,313
Bond	8.000	12/07/23	MXN	44,484,000	3,894,411
Bond	8.500	05/31/29	MXN	1,083,000	96,245
Bond	10.000	12/05/24	MXN	15,426,000	1,557,469

Morocco 0.0%					188,000

Kingdom of Morocco
Bond (S)	4.250	12/11/22		200,000	188,000

Nigeria 0.0%					245,340

Federal Republic of Nigeria
Bond (S)	6.375	07/12/23		232,000	245,340

Panama 0.2%					2,095,796

Republic of Panama
Bond	5.200	01/30/20		464,000	513,184
Bond	6.700	01/26/36		231,000	273,158
Bond	7.125	01/29/26		134,000	166,495
Bond	8.875	09/30/27		99,000	137,239
Bond	9.375	04/01/29		696,000	1,005,720

Peru 0.2%					1,982,728

Republic of Peru
Bond	5.200	09/12/23	PEN	450,000	162,019
Bond	5.625	11/18/50		271,000	284,821
Bond	6.850	02/12/42	PEN	180,000	68,436
Bond	6.900	08/12/37	PEN	140,000	54,056
Bond	6.950	08/12/31	PEN	390,000	151,570
Bond	7.350	07/21/25		275,000	354,475
Bond	7.840	08/12/20	PEN	330,000	138,448
Bond	8.200	08/12/26	PEN	300,000	134,673
Bond	8.750	11/21/33		435,000	634,230

Philippines 0.1%					1,375,935

Republic of Philippines
Bond	7.750	01/14/31		1,023,000	1,375,935

Poland 0.6%					7,052,167

Republic of Poland
Bond	2.500	07/25/18	PLN	930,000	288,690

13

Short Duration Credit Opportunities Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Poland (continued)

Bond	3.000	08/24/16	PLN	2,868,970	$979,157
Bond	3.750	04/25/18	PLN	5,530,000	1,818,571
Bond	4.000	10/25/23	PLN	1,630,000	521,408
Bond	4.750	04/25/17	PLN	2,240,000	762,837
Bond	5.000	04/25/16	PLN	270,000	91,728
Bond	5.125	04/21/21		801,000	884,104
Bond	5.750	10/25/21	PLN	400,000	144,464
Bond	5.750	09/23/22	PLN	520,000	188,852
Bond	6.375	07/15/19		1,164,000	1,372,356

Romania 0.1%					501,270

Government of Romania
Bond	6.750	02/07/22		434,000	501,270

Russia 0.9%					10,842,858

Government of Russia
Bond (S)	4.875	09/16/23		200,000	209,800
Bond	6.800	12/11/19	RUB	3,620,000	112,763
Bond	7.000	11/24/21	RUB	4,780,000	143,754
Bond	7.000	01/25/23	RUB	15,740,000	488,336
Bond	7.350	01/20/16	RUB	13,330,000	424,788
Bond	7.500	02/27/19	RUB	7,060,000	228,063
Bond	7.500	03/31/30		4,471,163	5,320,907
Bond	7.600	04/14/21	RUB	56,000,000	1,811,620
Bond	7.600	07/20/22	RUB	24,850,000	802,744
Bond	7.850	03/10/18	RUB	10,000,000	324,283
Bond	12.750	06/24/28		560,000	975,800

South Africa 1.2%					13,761,031

Republic of South Africa
Bond	4.665	01/17/24		453,000	447,338
Bond	5.500	03/09/20		1,232,000	1,336,720
Bond	5.875	09/16/25		2,837,000	3,025,519
Bond	6.250	03/31/36	ZAR	5,090,000	380,028
Bond	6.750	03/31/21	ZAR	5,200,000	500,878
Bond	7.000	02/28/31	ZAR	10,670,000	906,425
Bond	7.250	01/15/20	ZAR	10,110,000	1,010,985
Bond	8.000	12/21/18	ZAR	35,870,000	3,755,385
Bond	8.250	09/15/17	ZAR	5,830,000	613,817
Bond	10.500	12/21/26	ZAR	5,160,000	616,877
Bond	13.500	09/15/15	ZAR	10,345,000	1,167,059

Thailand 0.2%					2,354,886

Kingdom of Thailand
Bond	1.200	07/14/21	THB	17,292,395	518,301
Bond	2.800	10/10/17	THB	10,320,000	326,581
Bond	3.250	06/16/17	THB	3,850,000	124,085
Bond	3.580	12/17/27	THB	4,850,000	146,597
Bond	3.625	06/16/23	THB	16,430,000	516,883
Bond	3.650	12/17/21	THB	22,660,000	722,439

Turkey 1.6%					19,178,344

Republic of Turkey
Bond	3.250	03/23/23		818,000	718,818
Bond	4.000	04/29/15	TRY	855,055	448,248
Bond	4.500	02/11/15	TRY	547,320	287,883

14

Short Duration Credit Opportunities Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Turkey (continued)

Bond	5.125	03/25/22		226,000	$231,424
Bond	5.625	03/30/21		175,000	186,813
Bond	6.250	09/26/22		945,000	1,041,863
Bond	6.300	02/14/18	TRY	4,750,000	2,233,125
Bond	6.500	01/07/15	TRY	1,428,000	706,757
Bond	6.750	04/03/18		317,000	356,625
Bond	7.000	09/26/16		108,000	120,334
Bond	7.000	03/11/19		300,000	342,375
Bond	7.000	06/05/20		83,000	95,865
Bond	7.100	03/08/23	TRY	1,930,000	874,724
Bond	7.250	03/05/38		493,000	566,950
Bond	7.375	02/05/25		3,586,000	4,195,620
Bond	8.000	02/14/34		3,031,000	3,748,135
Bond	8.300	06/20/18	TRY	2,670,000	1,341,520
Bond	8.500	09/14/22	TRY	640,000	318,036
Bond	9.000	01/27/16	TRY	420,000	215,549
Bond	9.000	03/08/17	TRY	1,000,000	514,966
Bond	9.500	01/12/22	TRY	960,000	506,149
Bond	10.500	01/15/20	TRY	230,000	126,565

Ukraine 0.2%					2,618,065

Republic of Ukraine
Bond	4.950	10/13/15	EUR	507,000	640,192
Bond	6.580	11/21/16		544,000	486,880
Bond (S)	6.875	09/23/15		100,000	91,500
Bond (S)	7.800	11/28/22		859,000	747,330
Bond	9.250	07/24/17		682,000	652,163

Uruguay 0.1%					971,500

Republic of Uruguay
Bond	6.875	09/28/25		488,000	579,500
Bond	7.875	01/15/33		299,580	392,000

Venezuela 0.8%					9,416,710

Republic of Venezuela
Bond	5.750	02/26/16		245,000	218,050
Bond	6.000	12/09/20		161,000	117,530
Bond	8.250	10/13/24		1,683,200	1,281,757
Bond	11.750	10/21/26		5,088,000	4,706,400
Bond	11.950	08/05/31		575,000	531,875
Bond	12.750	08/23/22		2,219,600	2,230,698
Bond	13.625	08/15/18		320,000	330,400

Convertible Bonds 1.6%					$19,114,491

(Cost $17,630,863)

Consumer Discretionary 0.2%					2,822,212

Auto Components 0.1%
TRW Automotive, Inc.	3.500	12/01/15		414,000	1,064,498

Hotels, Restaurants & Leisure 0.0%
Home Inns & Hotels Management, Inc.	2.000	12/15/15		98,000	95,489

Household Durables 0.1%
The Ryland Group, Inc.	0.250	06/01/19		1,797,000	1,662,225

15

Short Duration Credit Opportunities Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Energy 0.1%					$1,146,149

Energy Equipment & Services 0.0%
Hornbeck Offshore Services, Inc.	1.500	09/01/19		431,000	546,023

Oil, Gas & Consumable Fuels 0.1%
Stone Energy Corp.	1.750	03/01/17		549,000	600,126

Health Care 0.0%					68,759

Biotechnology 0.0%
BioMarin Pharmaceutical, Inc.	1.500	10/15/20		67,000	68,759

Industrials 0.4%					4,551,611

Aerospace & Defense 0.2%
Triumph Group, Inc.	2.625	10/01/26		766,000	2,030,379

Airlines 0.0%
AirTran Holdings, Inc.	5.250	11/01/16		322,000	518,420

Machinery 0.2%
Altra Holdings, Inc.	2.750	03/01/31		806,000	1,038,733
Greenbrier Companies, Inc.	3.500	04/01/18		886,000	964,079

Information Technology 0.7%					8,393,640

Communications Equipment 0.4%
Alcatel-Lucent USA, Inc., Series A	2.875	06/15/23		880,000	871,200
Ciena Corp.	0.875	06/15/17		674,000	697,590
Ciena Corp. (S)	4.000	03/15/15		767,000	1,001,414
Comtech Telecommunications Corp.	3.000	05/01/29		2,253,000	2,361,426

Semiconductors & Semiconductor Equipment 0.2%
Intel Corp.	2.950	12/15/35		1,071,000	1,210,899
Spansion LLC (S)	2.000	09/01/20		530,000	576,044

Software 0.1%
NetSuite, Inc. (S)	0.250	06/01/18		803,000	884,304
Nuance Communications, Inc.	2.750	11/01/31		810,000	790,763

Materials 0.2%					2,132,120

Metals & Mining 0.2%
RTI International Metals, Inc.	1.625	10/15/19		494,000	530,433
RTI International Metals, Inc.	3.000	12/01/15		1,383,000	1,601,687

Structured Notes (K) 0.2%					$2,206,569

(Cost $2,571,257)

Colombia 0.1%					1,173,957

Republic of Colombia (Citigroup Funding, Inc.)
Note (S)	7.000	05/05/22	COP	1,640,000,000	883,023
Note (S)	11.000	07/27/20	COP	250,000,000	161,711
Republic of Colombia (JPMorgan Chase & Company) (S)
Note	7.000	04/07/22	COP	240,000,000	129,223

Indonesia 0.1%					1,032,612

Republic of Indonesia (Deutsche Bank AG)
Note (S)	5.625	05/17/23	IDR	1,000,000,000	78,122

16

Short Duration Credit Opportunities Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Indonesia (continued)

Note (S)	7.000	05/17/22	IDR	1,400,000,000	$121,574
Republic of Indonesia (JPMorgan Chase & Company )
Note (S)	5.625	05/17/23	IDR	4,000,000,000	312,488
Note (S)	6.625	05/17/33	IDR	1,000,000,000	76,843
Note	8.250	06/17/32	IDR	4,820,000,000	443,585

Term Loans (M) 19.7%					$230,783,169

(Cost $230,771,934)

Consumer Discretionary 4.7%					54,823,261

Auto Components 0.3%
Allison Transmission, Inc.	3.750	08/23/19		1,582,019	1,591,413
The Goodyear Tire & Rubber Company	4.750	04/30/19		2,250,000	2,268,986

Distributors 0.2%
Hudson's Bay Company (T)	TBD	10/07/20		2,327,000	2,355,797

Hotels, Restaurants & Leisure 1.3%
Boyd Gaming Corp.	4.000	08/14/20		1,192,000	1,191,106
Caesars Entertainment Operating Company, Inc.	5.488	01/26/18		3,002,514	2,814,440
CCM Merger, Inc.	5.000	03/01/17		1,328,056	1,337,186
CityCenter Holdings LLC	5.000	10/16/20		1,746,000	1,759,823
Hilton Worldwide Finance LLC	4.000	10/26/20		4,070,000	4,092,385
MGM Resorts International	3.500	12/20/19		862,335	861,257
Scientific Games International, Inc.	4.250	10/18/20		2,908,000	2,909,038

Household Durables 0.4%
Alliance Laundry Systems LLC	4.250	12/10/18		2,174,326	2,179,762
Jarden Corp.	2.918	09/30/20		2,125,000	2,125,886

Media 2.5%
Advantage Sales & Marketing LLC	4.250	12/18/17		1,878,386	1,881,908
Advantage Sales & Marketing LLC	8.250	06/18/18		786,000	793,860
AMC Entertainment, Inc.	3.500	04/30/20		1,222,855	1,221,545
Atlantic Broadband Penn LLC	3.250	12/02/19		1,158,300	1,155,404
Cumulus Media Holdings, Inc.	4.500	09/17/18		2,679,265	2,696,568
FoxCo Acquisition Sub LLC	5.500	07/14/17		1,663,923	1,669,469
Hubbard Broadcasting, Inc.	4.500	04/29/19		2,284,524	2,295,946
LIN Television Corp.	4.000	12/21/18		967,776	971,486
Media General, Inc.	3.250	07/31/20		3,617,000	3,630,564
Mission Broadcasting, Inc.	3.750	10/01/20		375,000	375,775
Mission Broadcasting, Inc.	4.250	12/03/19		374,302	375,004
Nexstar Broadcasting, Inc.	3.750	10/01/20		75,000	75,155
Nexstar Broadcasting, Inc.	4.250	12/03/19		885,368	887,028
Sinclair Television Group, Inc.	3.000	04/09/20		1,492,500	1,471,356
Tribune Company	4.000	12/31/19		1,781,538	1,781,092
Univision Communications, Inc.	4.000	03/02/20		2,479,039	2,474,170
Univision Communications, Inc.	4.500	03/02/20		2,100,123	2,106,873
UPC Financing Partnership	4.000	01/29/21		1,900,000	1,909,500
Virgin Media Investment Holdings, Ltd.	3.500	06/08/20		1,565,000	1,563,479

17

Short Duration Credit Opportunities Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Consumer Staples 1.8%				$21,409,297

Food & Staples Retailing 0.4%
AdvancePierre Foods	5.750	07/10/17	1,751,763	1,760,521
Performance Food Group, Inc.	6.250	11/14/19	1,187,025	1,175,155
Pinnacle Foods Finance LLC	3.250	04/29/20	490,000	488,979
Rite Aid Corp.	4.875	06/11/21	1,198,000	1,206,611

Food Products 0.5%
Del Monte Corp.	4.000	03/08/18	2,660,494	2,661,825
HJ Heinz Company	3.500	06/05/20	2,902,725	2,921,842

Household Products 0.6%
Reynolds Group Holdings, Inc.	4.750	09/28/18	2,316,600	2,332,237
Spectrum Brands Holdings, Inc.	3.000	09/07/17	973,000	972,826
Spectrum Brands Holdings, Inc.	3.500	08/13/19	595,000	595,744
The Sun Products Corp.	5.500	03/23/20	3,447,675	3,312,640

Personal Products 0.3%
Revlon Consumer Products Corp.	4.000	11/20/17	2,563,819	2,577,441
Revlon Consumer Products Corp.	4.000	08/19/19	1,400,000	1,403,476

Energy 1.3%				15,347,691

Energy Equipment & Services 0.5%
Offshore Group Investment, Ltd.	6.250	10/26/17	3,435,296	3,442,452
Pacific Drilling SA	4.500	06/04/18	2,270,310	2,281,662

Oil, Gas & Consumable Fuels 0.8%
Arch Coal, Inc.	5.750	05/16/18	1,747,577	1,692,966
EP Energy LLC	3.500	05/24/18	1,954,000	1,954,000
EXCO Resources, Inc.	5.000	08/19/19	3,961,073	3,966,024
Samson Investment Company	6.000	09/25/18	1,995,000	2,010,587

Financials 1.9%				22,321,981

Capital Markets 0.6%
Gardner Denver, Inc.	4.250	07/30/20	3,743,000	3,743,427
Sequa Corp.	5.250	12/19/17	2,954,516	2,975,753

Diversified Financial Services 0.6%
HB Acquisition Corp.	6.750	04/09/20	1,463,000	1,501,404
Ocwen Loan Servicing LLC	5.000	02/15/18	2,343,225	2,362,557
Pinnacle Foods Finance LLC	3.250	04/29/20	1,926,320	1,922,537
Springleaf Financial Funding Company	4.750	09/25/19	1,175,000	1,180,385

Insurance 0.2%
CNO Financial Group, Inc.	3.750	09/20/18	2,656,424	2,659,744

Real Estate Investment Trusts 0.3%
iStar Financial, Inc.	4.500	10/16/17	3,616,040	3,628,472

Real Estate Management & Development 0.2%
Realogy Corp.	4.500	03/05/20	2,328,300	2,347,702

Health Care 2.2%				25,577,406

Health Care Equipment & Supplies 0.8%
Air Medical Group Holdings, Inc.	6.500	06/30/18	2,307,563	2,339,291
Biomet, Inc.	3.690	07/25/17	1,204,980	1,212,692
Kinetic Concepts, Inc.	4.500	05/04/18	3,892,375	3,918,649
US Renal Care, Inc.	5.250	07/03/19	2,290,807	2,313,715

18

Short Duration Credit Opportunities Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Health Care (continued)

Health Care Providers & Services 0.7%
DaVita HealthCare Partners, Inc.	4.000	11/01/19	1,220,775	$1,225,571
DaVita HealthCare Partners, Inc.	4.500	10/20/16	2,171,817	2,182,676
Golden Gate National Senior Care LLC	5.000	05/04/18	1,610,644	1,552,258
IASIS Healthcare LLC	4.500	05/03/18	2,646,106	2,660,633

Pharmaceuticals 0.7%
Pharmaceutical Product Development, Inc.	4.250	12/05/18	2,270,845	2,283,607
Surgical Care Affiliates, Inc.	4.250	06/29/18	2,323,055	2,299,824
Valeant Pharmaceuticals International, Inc.	4.500	08/05/20	3,545,063	3,588,490

Industrials 1.6%				17,990,132

Aerospace & Defense 0.3%
Accudyne Industries Borrower SCA	4.000	12/13/19	2,868,849	2,862,075

Building Products 0.3%
Air Distribution Technologies, Inc.	5.000	11/09/18	3,146,225	3,160,644

Commercial Services & Supplies 0.3%
ADS Waste Holdings, Inc.	4.250	10/09/19	1,163,617	1,169,677
ARAMARK Corp.	4.000	09/09/19	2,450,000	2,455,513

Construction & Engineering 0.3%
Rexnord LLC	4.000	08/20/20	4,024,590	4,025,850

Hotels, Restaurants & Leisure 0.2%
Four Seasons Holdings, Inc.	4.250	06/27/20	1,867,000	1,883,336

Marine 0.2%
Drillships Financing Holding, Inc.	5.500	07/15/16	2,405,970	2,433,037

Information Technology 2.2%				26,066,237

Communications Equipment 0.3%
Alcatel-Lucent USA, Inc.	5.750	01/30/19	3,952,519	4,007,483

Computers & Peripherals 0.3%
Dell, Inc.	4.500	04/30/20	3,358,000	3,337,013

Internet Software & Services 0.2%
SkillSoft Corp.	5.000	05/26/17	2,049,607	2,057,293

Semiconductors & Semiconductor Equipment 0.5%
Freescale Semiconductor, Inc.	5.000	02/28/20	4,212,453	4,245,058
Freescale Semiconductor, Inc.	5.000	01/15/21	725,000	731,118
NXP BV	4.500	03/03/17	898,546	906,970

Software 0.9%
BMC Software, Inc.	5.000	09/10/20	4,034,000	4,051,649
First Data Corp.	4.170	03/23/18	3,281,632	3,284,366
Infor US, Inc.	5.250	04/05/18	3,422,221	3,445,287

Materials 1.3%				15,630,212

Chemicals 1.3%
Chemtura Corp.	5.500	08/27/16	2,582,944	2,594,257
INEOS US Finance LLC	4.000	05/04/18	2,802,591	2,809,598
MacDermid, Inc.	4.000	06/08/20	1,563,010	1,565,745
Multi Packaging Solutions, Inc.	4.250	08/15/20	512,000	512,854
OXEA Sarl	4.250	01/15/20	2,990,000	2,993,738
OXEA Sarl	8.250	07/15/20	598,000	602,859

19

Short Duration Credit Opportunities Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Materials (continued)

Tronox Pigments BV	4.500	03/19/20	1,220,940	$1,229,181
US Coatings Acquisition, Inc.	4.750	02/03/20	3,289,597	3,321,980

Telecommunication Services 1.4%				16,358,008

Diversified Telecommunication Services 0.8%
Cincinnati Bell, Inc.	4.000	09/10/20	1,105,000	1,097,896
Intelsat Jackson Holdings SA	4.250	04/02/18	2,215,116	2,223,819
Level 3 Financing, Inc.	4.000	01/15/20	3,341,000	3,356,001
Syniverse Holdings, Inc.	4.000	04/23/19	2,711,509	2,718,288

Internet Software & Services 0.2%
Fibertech Networks LLC	4.500	12/18/19	2,267,863	2,273,532

Wireless Telecommunication Services 0.4%
Cricket Communications, Inc.	4.750	10/10/19	1,161,225	1,166,064
Cricket Communications, Inc.	4.750	03/09/20	1,832,408	1,838,993
LTS Buyer LLC	4.500	04/13/20	1,680,788	1,683,415

Utilities 1.3%				15,258,944

Electric Utilities 0.8%
La Frontera Generation LLC	4.500	09/30/20	2,028,742	2,039,520
Texas Competitive Electric Holdings Company LLC	4.704	10/10/17	10,548,544	7,036,754

Independent Power Producers & Energy Traders 0.5%
Calpine Construction Finance Company LP	3.000	05/04/20	1,837,395	1,812,131
Calpine Corp.	4.000	04/02/18	2,227,875	2,238,255
Dynegy, Inc.	4.000	04/23/20	2,134,190	2,132,284

Collateralized Mortgage Obligations 15.3%				$179,389,198

(Cost $163,765,994)

Commercial & Residential 15.2%				178,367,359

7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A (S)	4.082	03/13/31	1,340,772	1,400,454
American General Mortgage Loan Trust
Series 2010-1A, Class A2 (P) (S)	5.650	03/25/58	7,000,000	7,189,259
American Home Mortgage Assets
Series 2007-1, Class A1 (P)	0.848	02/25/47	5,336,409	3,155,840
BAMLL-DB Trust
Series 2012-OSI , Class A1 (S)	2.343	04/13/29	2,847,636	2,877,550
BCAP LLC Trust
Series 2009, Class 7A1 (P) (S)	5.923	08/26/36	1,613,563	1,635,552
Series 2011, Class 21A5 (P) (S)	2.859	06/26/34	2,741,457	2,777,833
Series 2012-RR9, Class 2A5 (P) (S)	0.341	08/26/46	3,545,401	3,479,474
BCRR Trust
Series 2009-1, Class 2A1 (P) (S)	5.858	07/17/40	8,350,000	8,982,888
Citigroup Mortgage Loan Trust
Series 2010-8, Class 5A6 (S)	4.000	11/25/36	3,861,620	3,896,509
Series 2010-8, Class 6A6 (S)	4.500	12/25/36	3,835,708	3,947,806
Series 2012-1, Class 1A1 (P) (S)	0.540	06/25/35	4,057,093	3,884,115
Series 2013-2, Class 3A1 (P) (S)	0.350	04/25/37	5,500,487	5,152,131
Series 2013-2, Class 5A1 (P) (S)	0.310	07/25/36	1,407,307	1,308,277
Commercial Mortgage Pass Through Certificates
Series 2006, Class C8	5.377	12/10/46	2,075,000	2,001,995
Series 2007-C9, Class A4 (P)	5.800	12/10/49	2,475,000	2,817,622

20

Short Duration Credit Opportunities Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

Series 2013-THL, Class A2 (P) (S)	1.224	06/08/30	5,175,000	$5,149,016
Series 2006-FL12, Class B (P) (S)	0.344	12/15/20	7,018,983	6,897,119
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-3, Class 3A1 (P)	0.420	02/25/36	2,569,620	2,075,911
Series 2004-25, Class 1A1 (P)	0.500	02/25/35	3,744,398	3,367,689
Series 2004-25, Class 2A1 (P)	0.510	02/25/35	5,359,886	4,770,180
Credit Suisse Mortgage Capital Certificates
Series 2010-16, Class A3 (P) (S)	3.206	06/25/50	2,450,000	2,427,144
Series 2010-20R, Class 5A6 (P) (S)	3.500	09/27/35	2,497,672	2,526,780
CSMC
Series 2010-RR5, Class 1A (S)	5.467	12/18/43	3,224,008	3,532,268
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2007-OA2, Class A1 (P)	0.919	04/25/47	2,572,926	2,180,982
First Horizon Alternative Mortgage Securities
Series 2005-AA12, Class 1A1 (P)	2.314	02/25/36	2,672,682	1,943,649
FREMF Mortgage Trust
Series 2011-K701, Class C (P) (S)	4.286	07/25/48	6,125,000	6,114,355
GS Mortgage Securities Corp. II
Series 2007, Class G10 (P)	5.799	08/10/45	5,325,000	5,406,504
HarborView Mortgage Loan Trust
Series 2007-3, Class 2A1A (P)	0.373	05/19/47	3,827,050	3,222,740
IndyMac INDA Mortgage Loan Trust
Series 2005-AR2, Class 1A1 (P)	2.553	01/25/36	1,394,525	1,281,165
IndyMac INDX Mortgage Loan Trust
Series 2005-16IP, Class A1 (P)	0.490	07/25/45	2,981,347	2,760,820
Jefferies & Company, Inc.
Series 2009-R2, Class 4A (P) (S)	2.666	05/26/37	1,561,190	1,566,969
Series 2009-R9, Class 1A1 (P) (S)	2.394	08/26/46	1,409,685	1,434,069
Series 2010-R8, Class 1A1 (P) (S)	0.379	02/26/47	1,269	1,266
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP9, Class AJ	5.411	05/15/47	2,800,000	2,415,134
Series 2010-C1, Class A1 (S)	3.853	06/15/43	2,644,758	2,744,029
Series 2011-CCHP, Class A (P) (S)	2.600	07/15/28	599,976	599,592
JPMorgan Re-REMIC
Series 2009-12, Class 1A1 (P) (S)	5.823	07/26/37	343,817	348,528
Series 2011-2 , Class 1A3 (P) (S)	0.820	08/26/37	2,495,846	2,471,326
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class A4	5.372	09/15/39	526,000	577,824
Lehman XS Trust
Series 2007-4N, Class 3A2A (P)	0.899	03/25/47	785,513	647,185
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A (P)	0.294	12/12/49	474,763	473,995
Morgan Stanley Re-REMIC Trust
Series 2011-KEYA, Class 1A (S)	4.250	12/19/40	2,441,606	2,446,413
MortgageIT Trust
Series 2004-2, Class A1 (P)	0.910	12/25/34	2,112,814	2,039,269
Nomura Resecuritization Trust
Series 2011-1RA, Class 1A5 (P) (S)	2.560	03/26/36	3,014,228	3,023,319
OBP Depositor LLC Trust
Series 2010-OBP, Class A (S)	4.646	07/15/45	2,500,000	2,760,265
RBSSP Resecuritization Trust
Series 2012-6, Class 10A1 (P) (S)	0.320	08/26/36	3,147,905	2,863,111
Series 2012-6, Class 4A1 (P) (S)	0.509	01/26/36	4,213,559	3,797,208
Series 2012-6, Class 6A1 (P) (S)	0.510	11/26/35	4,729,686	4,244,860
Series 2013-1, Class 4A1 (P) (S)	0.349	01/26/37	2,079,058	1,847,879

21

Short Duration Credit Opportunities Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

Structured Asset Mortgage Investments, Inc.
Series 2005-AR5, Class A3 (P)	0.423	07/19/35	2,457,245	$2,358,274
Series 2005-AR6, Class 2A1 (P)	0.480	09/25/45	3,867,707	3,275,522
WaMu Mortgage Pass Through Certificates
Series 2005-11, Class A1 (P)	0.490	08/25/45	4,034,648	3,877,607
Series 2005-AR1, Class A1A (P)	0.490	01/25/45	1,806,726	1,725,525
Series 2005-AR13, Class A1A1 (P)	0.460	10/25/45	3,836,596	3,551,131
Series 2005-AR19, Class A1A1 (P)	0.440	12/25/45	4,563,911	4,216,100
Series 2005-AR6, Class 2A1A (P)	0.400	04/25/45	4,963,804	4,648,240
Series 2005-AR8, Class 1A (P)	0.440	07/25/45	4,498,356	4,107,795
Series 2005-AR9, Class A1A (P)	0.490	07/25/45	2,249,444	2,165,358
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR12, Class 2A6 (P)	2.638	06/25/35	1,414,767	1,433,004
Series 2005-AR4, Class 2A2 (P)	2.716	04/25/35	2,530,934	2,542,935

U.S. Government Agency 0.1%				1,021,839

Federal Home Loan Mortgage Corp.
Freddie Mac Series 3733, Class A	4.000	04/15/28	181,855	185,508
Freddie Mac Series 3829 IO	4.500	08/15/39	6,653,822	836,331

Asset Backed Securities 3.1%				$36,119,781

(Cost $35,646,148)

Cabela's Master Credit Card Trust
Series 2010-2A, Class A1 (S)	2.290	09/17/18	3,000,000	3,090,051
Carrington Mortgage Loan Trust
Series 2006-FRE1, Class A2 (P)	0.280	07/25/36	4,778,759	4,633,442
GSAMP Trust
Series 2006-NC1, Class A2 (P)	0.350	02/25/36	3,012,111	2,821,140
Long Beach Mortgage Loan Trust
Series 2005-WL2, Class M1 (P)	0.640	08/25/35	2,973,800	2,876,779
Morgan Stanley ABS Capital I
Series 2004-WMC3, Class M2 (P)	0.965	01/25/35	3,495,670	3,051,954
RAAC Series Trust
Series 2006-SP2, Class A3 (P)	0.440	02/25/36	3,752,433	3,625,177
SLC Student Loan Trust
Series 2010-B, Class A1 (P) (S)	4.000	07/15/42	1,495,305	1,587,430
SLM Student Loan Trust
Series 20011-1, Class A1 (P)	0.690	03/25/26	3,455,358	3,457,449
Series 2012-C, Class A1 (P) (S)	1.274	08/15/23	1,214,976	1,219,979
Soundview Home Equity Loan Trust
Series 2005-OPT3, Class A4 (P)	0.470	11/25/35	1,186,880	1,169,794
Structured Asset Securities Corp.
Series 2007-BC3, Class 2A1 (P)	0.230	05/25/47	1,613,102	1,587,073
Series 2008-BC4, Class A3 (P)	0.420	11/25/37	2,979,145	2,884,309
TAL Advantage LLC
Series 2010-2A, Class A (S)	4.300	10/20/25	2,170,000	2,173,110
Series 2011-1A, Class A (S)	4.600	01/20/26	1,921,250	1,942,094

22

Short Duration Credit Opportunities Fund
As of 10-31-13 (Unaudited)

		Shares	Value

Common Stocks 0.1%			$1,379,328

(Cost $2,154,884)

Energy 0.1%			1,268,824

Energy Equipment & Services 0.0%
Subsea 7 SA		28,612	629,464

Oil, Gas & Consumable Fuels 0.1%
Apache Corp.		7,200	639,360

Industrials 0.0%			4

Air Freight & Logistics 0.0%
General Maritime Corp. (I)		417	4

Materials 0.0%			110,500

Paper & Forest Products 0.0%
NewPage Group, Inc.		1,300	110,500

Preferred Securities 0.1%			$1,601,130

(Cost $1,566,604)

Energy 0.1%			1,601,130

Oil, Gas & Consumable Fuels 0.1%
SandRidge Energy, Inc., 8.500%		15,230	1,601,130

	Yield (%)	Shares	Value

Short-Term Investments 6.3%			$74,175,121

(Cost $74,175,121)

Money Market Funds 6.2%			73,427,055

State Street Institutional Liquid Reserves Fund	0.0737(Y)	73,427,055	73,427,055

		Par value	Value

Repurchase Agreement 0.1%			748,066

Repurchase Agreement with State Street Corp., dated 10-31-13 at
0.000% to be repurchased at $748,066 on 11-1-13, collateralized by
$815,000 Federal National Mortgage Association, 2.080% due
11-2-22 (valued at $755,148, including interest)		$748,066	748,066

Total investments (Cost $1,195,536,511)† 102.8%			$1,207,697,602

Other assets and liabilities, net (2.8%)			($32,453,494)

Total net assets 100.0%		$1,175,244,108

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. Dollars unless otherwise indicated.

BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint

23

Short Duration Credit Opportunities Fund
As of 10-31-13 (Unaudited)

IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand

IO Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Paid-in-kind

TBA To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.

TBD To Be Determined

(C) Security purchased on a when-issued or delayed delivery basis.

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(K) Underlying issuer is shown parenthetically in security description.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $208,650,707 or 17.8% of the fund's net assets as of 10-31-13.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(Y) The rate shown is the annualized seven-day yield as of 10-31-13.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

24

Short Duration Credit Opportunities Fund
As of 10-31-13 (Unaudited)

† At 10-31-13, the aggregate cost of investment securities for federal income tax purposes was $1,199,258,228. Net unrealized appreciation aggregated $8,439,374, of which $28,795,338 related to appreciated investment securities and $20,355,964 related to depreciated investment securities.

The fund had the following country concentration as a percentage of total net assets on 10-31-13:

United States	75.3%
Canada	2.0%
United Kingdom	1.9%
Mexico	1.8%
Turkey	1.7%
Luxembourg	1.7%
Brazil	1.6%
Indonesia	1.3%
Venezuela	1.3%
South Africa	1.2%
Other Countries	10.2%

Total	100.0%

25

Short Duration Credit Opportunities Fund
As of 10-31-13 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities with maturities of 60 days or less at the time of the purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of certain foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of October 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	10/31/13	Price	Inputs	Inputs
Corporate Bonds	$501,024,682	—	$501,024,682	—
U.S. Government & Agency Obligations	25,007,624	—	25,007,624	—
Foreign Government Obligations	136,896,509	—	136,896,509	—
Convertible Bonds	19,114,491	—	19,114,491	—
Structured Notes	2,206,569	—	2,206,569	—
Term Loans	230,783,169	—	230,783,169	—
Collateralized Mortgage Obligations	179,389,198	—	179,389,198	—
Asset Backed Securities	36,119,781	—	36,119,781	—
Common Stocks	1,379,328	$639,360	629,464	$110,504
Preferred Securities	1,601,130	—	1,601,130	—
Short-Term Investments	74,175,121	73,427,055	748,066	—

Total Investments in Securities	$1,207,697,602	$74,066,415	$1,133,520,683	$110,504

26

Short Duration Credit Opportunities Fund
As of 10-31-13 (Unaudited)

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	10/31/13	Price	Inputs	Inputs

Other Financial Instruments:
Futures	($8,578,496)	($8,578,496)	—	—
Forward Foreign Currency Contracts	($413,124)	—	($413,124)	—
Credit Default Swaps	($2,625,222)	—	($2,625,222)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

When-issued/delayed delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until settlement takes place. The fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Structured notes. The fund may invest in structured notes. The fund invests in an entity, such as a trust, organized and operated solely for the purpose of restructuring the investment characteristics of various securities. This type of restructuring involves the deposit or purchase of specified instruments and the issuance of one or more classes of securities backed by, or representing interests, in the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics, such as varying maturities, payment priorities or interest rate provisions. The extent of the income paid by the structured notes is dependent on the cash flow of the underlying instruments.

Term loans (Floating rate loans).The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular

27

Short Duration Credit Opportunities Fund
As of 10-31-13 (Unaudited)

loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. A fund may have limited rights to enforce the terms of an underlying loan.

Derivative Instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a predetermined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

During the period ended October 31, 2013, the fund used futures contracts to manage duration of the fund. The following table summarizes the contracts held at October 31, 2013.

	Number					Unrealized
	of		Expiration	Notional	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Basis*	Value	(Depreciation)

U.S. Treasury 2-Year
Note Futures	170	Long	Dec 2013	$37,344,861	$37,471,719	$126,858
U.S. Treasury 5-Year
Note Futures	129	Long	Dec 2013	15,434,129	15,697,688	263,559
U.S. Treasury 10-Year
Note Futures	1,438	Short	Dec 2013	(177,184,500)	(183,142,781)	(5,958,281)
U.S. Treasury Long
Bond Futures	873	Short	Dec 2013	(114,768,919)	(117,691,313)	(2,922,394)
U.S. Treasury Ultra
Long Bond Futures	30	Short	Dec 2013	(4,234,575)	(4,322,813)	(88,238)

						($8,578,496)

*Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended October 31, 2013, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and gain exposure to foreign currency. The following table summarizes the contracts held at October 31, 2013.

28

Short Duration Credit Opportunities Fund
As of 10-31-13 (Unaudited)

								Net Unrealized
					Contractual	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counterparty	Settlement Date	Appreciation	Depreciation	(Depreciation)

BRL	580,000	MXN	3,423,955	Citbank N.A.	11/4/2013	-	($3,522)	($3,522)
BRL	566,000	RUB	8,323,987	Citbank N.A.	11/4/2013	-	(6,895)	(6,895)
CLP	39,100,000	USD	78,044	Citbank N.A.	11/15/2013	-	(1,828)	(1,828)
MXN	3,411,937	BRL	580,000	Citbank N.A.	11/4/2013	$2,601	-	2,601
MXN	3,408,660	BRL	580,000	Citbank N.A.	12/3/2013	3,508	-	3,508
MXN	12,018	USD	932	Citbank N.A.	11/4/2013	-	(11)	(11)
NGN	84,581,545	USD	508,761	Citbank N.A.	11/20/2013	20,867	-	20,867
PEN	9,330,863	USD	3,351,813	Citbank N.A.	12/20/2013	-	(2,954)	(2,954)
PHP	88,851,710	USD	2,071,509	Citbank N.A.	12/12/2013	-	(12,735)	(12,735)
RUB	8,321,598	BRL	566,000	Citbank N.A.	11/4/2013	6,820	-	6,820
RUB	8,303,475	BRL	566,000	Citbank N.A.	12/3/2013	6,710	-	6,710
RUB	2,389	USD	74	Citbank N.A.	11/4/2013	-	-	-
USD	732,000	BRL	1,614,584	Citbank N.A.	12/3/2013	16,149	-	16,149
USD	24,457,892	EUR	18,450,000	Citbank N.A.	11/13/2013	-	(593,025)	(593,025)
USD	6,924,183	EUR	5,114,700	Citbank N.A.	11/29/2013	-	(20,638)	(20,638)
USD	26,632,155	GBP	16,500,000	Citbank N.A.	11/21/2013	179,435	-	179,435
USD	747,951	GBP	463,117	Citbank N.A.	11/29/2013	5,529	-	5,529
USD	516,493	NGN	84,581,545	Citbank N.A.	11/20/2013	-	(13,135)	(13,135)

						241,619	($654,743)	($413,124)

Currency abbreviations

BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
RUB	Russian Ruble
USD	U.S. Dollar

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer) for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

29

Short Duration Credit Opportunities Fund
As of 10-31-13 (Unaudited)

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

During the period ended October 31, 2013, the fund used CDS as a Buyer of protection to manage against potential credit events. The following table summarizes the credit default swap contracts the fund held as of October 31, 2013 as a Buyer of protection.

Exchange Cleared Swaps:

Unamortized
						Upfront	Unrealized
	Notional		USD Notional	(Pay)/Rec	Maturity	Payment Paid	Appreciation	Market
Reference Obligation	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

CDX-NAIGS21V1-5Y	117,000,000	USD	$117,000,000	1.000%	Dec 2018	($1,142,049)	($550,504)	($1,692,553)

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness soundness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended October 31, 2013 to take a long position in the exposure of the benchmark credit. The following table summarizes the credit default swap contracts the fund held as of October 31, 2013 where the fund acted as a Seller of protection.

		Implied Credit						Unamortized
		Spread and/or						Upfront	Unrealized
	Reference	Credit Rating	Notional		USD Notional	(Pay)/Rec	Maturity	Payment Paid	Appreciation	Market
Counterparty	Obligation	at 10 31 2013	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Value

Citibank N.A.	CMBX.NA.AAA.4	1.05%	4,000,000	USD	$4,000,000	0.350%	Feb 2051	($755,408)	$650,958	($104,450)

Citibank N.A.	CMBX.NA.AM.4	2.90%	9,800,000	USD	9,800,000	0.500%	Feb 2051	(1,514,534)	686,315	(828,219)

					$13,800,000			($2,269,942)	$1,337,273	($932,669)

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

30

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Short Duration Credit Opportunities Fund.

350Q1 10/13
12/13

John Hancock MUTUAL FUNDS

John Hancock Global Income Fund

(formerly Global High Yield Fund)

QUARTERLY PORTFOLIO HOLDINGS

4.30.2013

Global Income Fund
(formerly Global High Yield Fund)
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Corporate Bonds 54.9%					$310,897,251

(Cost $302,351,368)

Austria 0.1%					276,640

ESAL GmbH (S)	6.250	02/05/23		304,000	276,640

Azerbaijan 0.3%					1,727,979

State Oil Company of the Azerbaijan Republic	4.750	03/13/23		1,258,000	1,210,825
State Oil Company of the Azerbaijan Republic	5.450	02/09/17		484,000	517,154

Brazil 0.2%					1,387,938

Centrais Eletricas Brasileiras SA	5.750	10/27/21		230,000	226,550
Globo Comunicacao e Participacoes SA (6.250% to
07/20/2015, then 9.375% thereafter) (Q)	6.250	07/20/15		100,000	105,000
Hypermarcas SA (S)	6.500	04/20/21		284,000	297,490
Samarco Mineracao SA (S)	4.125	11/01/22		507,000	463,398
Votorantim Cimentos SA (S)	7.250	04/05/41		300,000	295,500

Canada 1.3%					7,600,437

Ainsworth Lumber Company, Ltd. (S)	7.500	12/15/17		761,000	822,831
Cascades, Inc.	7.750	12/15/17		650,000	677,625
Cascades, Inc.	7.875	01/15/20		600,000	642,000
MEG Energy Corp. (S)	6.500	03/15/21		750,000	782,813
MEG Energy Corp. (S)	7.000	03/31/24		500,000	511,250
Mercer International, Inc.	9.500	12/01/17		1,045,000	1,133,825
Quebecor Media, Inc.	5.750	01/15/23		1,275,000	1,233,563
Trinidad Drilling, Ltd. (S)	7.875	01/15/19		1,679,000	1,796,530

Cayman Islands 1.2%					6,618,753

Banco do Brasil SA/Cayman Island	3.875	10/10/22		230,000	209,300
BR Malls International Finance, Ltd. (Q)(S)	8.500	01/21/16		137,000	138,519
Braskem Finance, Ltd.	5.750	04/15/21		300,000	307,050
Braskem Finance, Ltd. (Q)(S)	7.375	10/04/15		200,000	197,000
China Overseas Finance Cayman V, Ltd.	3.950	11/15/22		300,000	271,971
Dubai Holding Commercial Operations MTN, Ltd.	6.000	02/01/17	GBP	550,000	908,326
Emaar Sukuk, Ltd.	6.400	07/18/19		600,000	656,250
General Shopping Finance, Ltd. (Q)(S)	10.000	11/09/15		111,000	101,288
Grupo Aval, Ltd. (S)	4.750	09/26/22		409,000	383,949
Grupo Aval, Ltd. (S)	5.250	02/01/17		200,000	210,000
Gruposura Finance (S)	5.700	05/18/21		200,000	207,000
Itau Unibanco Holding SA/Cayman Island (S)	5.650	03/19/22		204,000	202,470
Odebrecht Drilling Norbe VIII/IX, Ltd.	6.350	06/30/21		185,000	194,713
Odebrecht Finance, Ltd. (S)	5.125	06/26/22		200,000	200,000
Odebrecht Offshore Drilling Finance, Ltd. (S)	6.750	10/01/22		200,000	208,500
Offshore Group Investment, Ltd.	7.125	04/01/23		1,755,000	1,785,674
Petrobras International Finance Company	2.875	02/06/15		90,000	91,476
Petrobras International Finance Company	5.375	01/27/21		64,000	65,052
Schahin II Finance Company, SPV, Ltd. (S)	5.875	09/25/22		287,400	280,215

Chile 1.5%					8,491,889

Banco del Estado de Chile (S)	3.875	02/08/22		164,000	160,319
Cencosud SA (S)	4.875	01/20/23		229,000	219,887
Cencosud SA (S)	5.500	01/20/21		350,000	362,838
CFR International SpA (S)	5.125	12/06/22		200,000	189,628
Corp. Nacional del Cobre de Chile	3.750	11/04/20		860,000	864,806
Corporacion Nacional del Cobre de Chile (S)	3.000	07/17/22		1,166,000	1,072,189

1

Global Income Fund
(formerly Global High Yield Fund)
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Chile (continued)

Corporacion Nacional del Cobre de Chile (S)	4.250	07/17/42		637,000	$529,880
Corporacion Nacional del Cobre de Chile (S)	4.500	08/13/23		1,579,000	1,610,367
Corporacion Nacional del Cobre de Chile	6.150	10/24/36		2,361,000	2,575,971
Corporacion Nacional del Cobre de Chile (S)	6.150	10/24/36		255,000	278,218
Corporacion Nacional del Cobre de Chile	7.500	01/15/19		197,000	238,727
GeoPark Latin America, Ltd. Agencia en Chile (S)	7.500	02/11/20		200,000	203,500
Telefonica Chile SA (S)	3.875	10/12/22		201,000	185,559

China 0.2%					947,110

Country Garden Holdings Company, Ltd. (S)	7.250	04/04/21		325,000	324,610
Country Garden Holdings Company, Ltd.	11.250	04/22/17		200,000	216,500
Kaisa Group Holdings, Ltd. (S)	8.875	03/19/18		200,000	204,000
Longfor Properties Company, Ltd.	6.875	10/18/19		200,000	202,000

Colombia 0.2%					829,173

Bancolombia SA	5.125	09/11/22		298,000	284,590
Pacific Rubiales Energy Corp. (S)	5.125	03/28/23		351,000	336,083
Transportadora de Gas Internacional SA ESP (S)	5.700	03/20/22		200,000	208,500

France 0.2%					1,016,750

SPCM SA (S)	6.000	01/15/22		980,000	1,016,750

Germany 0.5%					2,619,777

Faenza GmbH	8.250	08/15/21	EUR	925,000	1,334,413
Unitymedia KabelBW GmbH	9.500	03/15/21	EUR	825,000	1,285,364

Hong Kong 0.0%					251,667

ICICI Bank, Ltd. (S)	5.750	11/16/20		143,000	148,100
ICICI Bank, Ltd.	5.750	11/16/20		100,000	103,567

Indonesia 0.2%					840,500

Adaro Indonesia PT	7.625	10/22/19		300,000	317,250
Perusahaan Listrik Negara PT	5.250	10/24/42		650,000	523,250

Ireland 0.7%					4,004,825

Alfa Bank OJSC (S)	7.500	09/26/19		250,000	266,250
Ardagh Packaging Finance PLC	9.250	10/15/20	EUR	1,175,000	1,719,650
Metalloinvest Finance, Ltd. (S)	5.625	04/17/20		200,000	199,000
Metalloinvest Finance, Ltd. (S)	6.500	07/21/16		174,000	185,745
MTS International Funding, Ltd. (S)	5.000	05/30/23		300,000	288,000
Nara Cable Funding, Ltd. (S)	8.875	12/01/18		980,000	1,046,150
Vimpel Communications (S)	7.748	02/02/21		274,000	300,030

Kazakhstan 2.1%					11,752,379

KazMunayGas National Company (S)	4.400	04/30/23		652,000	618,552
KazMunayGas National Company (S)	5.750	04/30/43		421,000	382,015
KazMunayGas National Company	6.375	04/09/21		1,774,000	1,966,923
KazMunayGas National Company (S)	6.375	04/09/21		433,000	480,089
KazMunayGas National Company (S)	7.000	05/05/20		325,000	371,719
KazMunayGas National Company	7.000	05/05/20		2,053,000	2,348,119
KazMunayGas National Company (S)	9.125	07/02/18		1,317,000	1,611,679
KazMunayGas National Company	11.750	01/23/15		3,079,000	3,440,783
Zhaikmunai LP (S)	7.125	11/13/19		500,000	532,500

Luxembourg 3.4%					19,220,642

Andrade Gutierrez International SA (S)	4.000	04/30/18		215,000	210,163

2

Global Income Fund
(formerly Global High Yield Fund)
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Luxembourg (continued)

APERAM (S)	7.375	04/01/16		900,000	$927,000
APERAM (S)	7.750	04/01/18		550,000	558,250
ArcelorMittal	6.750	02/25/22		1,655,000	1,799,813
ARD Finance SA, PIK (S)	11.125	06/01/18		1,077,484	1,185,232
Cosan Luxembourg SA (S)	5.000	03/14/23		300,000	279,750
Far East Capital Ltd. SA (S)	8.000	05/02/18		225,000	203,625
Far East Capital Ltd. SA (S)	8.750	05/02/20		200,000	180,500
Gazprom OAO (S)	4.950	02/06/28		900,000	814,500
Gazprom OAO	9.250	04/23/19		1,251,000	1,560,623
Intelsat Jackson Holdings SA	7.250	04/01/19		370,000	398,675
Matterhorn Mobile Holdings SA	8.250	02/15/20	EUR	1,000,000	1,473,267
Minerva Luxembourg SA (S)	7.750	01/31/23		293,000	284,210
Mobile Challenger Intermediate Group SA, PIK	8.750	03/15/19	EUR	850,000	1,171,398
NII International Telecom SCA (S)	11.375	08/15/19		1,050,000	997,500
Pacific Drilling SA (S)	5.375	06/01/20		1,375,000	1,385,313
Russian Agricultural Bank OJSC	7.750	05/29/18		645,000	728,915
Trinseo Materials Operating SCA (S)	8.750	02/01/19		2,135,000	2,129,663
VTB Capital SA	6.250	06/30/35		172,000	182,750
VTB Capital SA	6.875	05/29/18		500,000	550,900
VTB Capital SA	6.950	10/17/22		275,000	281,875
Wind Acquisition Finance SA (S)	6.500	04/30/20		1,055,000	1,086,650
Wind Acquisition Holdings Finance SA, PIK (S)	12.250	07/15/17		815,794	830,070

Macau 0.3%					1,772,650

MCE Finance, Ltd. (S)	5.000	02/15/21		200,000	198,000
Wynn Macau, Ltd. (S)	5.250	10/15/21		1,540,000	1,574,650

Malaysia 0.4%					2,517,583

Petroliam Nasional BHD	7.625	10/15/26		223,000	290,834
Petronas Capital, Ltd.	7.875	05/22/22		1,721,000	2,226,749

Mexico 0.3%					1,777,645

Cemex SAB de CV (S)	7.250	01/15/21		200,000	203,750
Cemex SAB de CV (S)	9.500	06/15/18		400,000	455,000
Comision Federal de Electricidad (S)	4.875	01/15/24		295,000	299,014
Grupo Bimbo SAB de CV (S)	4.500	01/25/22		100,000	102,071
Metalsa SA de CV (S)	4.900	04/24/23		249,000	234,060
Mexico Generadora de Energia S de rl (S)	5.500	12/06/32		500,000	483,750

Netherlands 0.8%					4,455,156

Bharti Airtel International Netherlands BV (S)	5.125	03/11/23		496,000	465,000
Indo Energy Finance II BV (S)	6.375	01/24/23		208,000	182,520
Indosat Palapa Company BV	7.375	07/29/20		350,000	376,688
Indosat Palapa Company BV (S)	7.375	07/29/20		136,000	146,370
Intergas Finance BV	6.375	05/14/17		158,000	173,405
Listrindo Capital BV (S)	6.950	02/21/19		201,000	210,045
Myriad International Holdings BV (S)	6.000	07/18/20		200,000	213,000
UPC Holding BV	6.375	09/15/22	EUR	1,750,000	2,413,128
VimpelCom Holdings BV (S)	5.200	02/13/19		275,000	275,000

Peru 0.2%					1,276,170

BBVA Banco Continental SA (S)	5.000	08/26/22		250,000	255,625
Cementos Pacasmayo SAA (S)	4.500	02/08/23		325,000	302,250
Cia Minera Milpo SAA (S)	4.625	03/28/23		200,000	186,000
Inkia Energy, Ltd. (S)	8.375	04/04/21		200,000	212,000
Volcan Cia Minera SAA (S)	5.375	02/02/22		326,000	320,295

3

Global Income Fund
(formerly Global High Yield Fund)
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Russia 0.0%					$211,838

EuroChem Mineral & Chemical Company OJSC (S)	5.125	12/12/17		210,000	211,838

Singapore 0.1%					600,013

STATS ChipPAC, Ltd. (S)	4.500	03/20/18		406,000	405,513
TBG Global Pte, Ltd. (S)	4.625	04/03/18		200,000	194,500

South Korea 0.2%					1,285,000

Magnachip Semiconductor Corp. (S)	6.625	07/15/21		1,285,000	1,285,000

Turkey 0.3%					1,729,515

Akbank TAS (S)	3.875	10/24/17		350,000	346,500
Akbank TAS	5.000	10/24/22		250,000	236,375
KOC Holding AS	3.500	04/24/20		200,000	179,000
Turkiye Garanti Bankasi AS (S)	4.000	09/13/17		200,000	198,750
Turkiye Garanti Bankasi AS (S)	5.250	09/13/22		610,000	578,890
Turkiye Is Bankasi	3.750	10/10/18		200,000	190,000

Ukraine 0.0%					175,440

Mriya Agro Holding PLC (S)	9.450	04/19/18		204,000	175,440

United Kingdom 1.9%					10,723,340

Bakkavor Finance 2 PLC	8.250	02/15/18	GBP	250,000	428,909
Boparan Finance PLC	9.750	04/30/18	EUR	600,000	896,522
Deutsche Bank AG (S)	7.000	05/17/22	IDR	50,200,000,000	4,359,284
Ferrexpo Finance PLC (S)	7.875	04/07/16		400,000	385,500
INEOS Finance PLC (S)	8.375	02/15/19		1,250,000	1,393,750
LBG Capital No.1 PLC	6.439	05/23/20	EUR	775,000	1,099,397
R&R PLC, PIK	9.250	05/15/18	EUR	900,000	1,264,743
Vedanta Resources PLC (S)	6.000	01/31/19		559,000	539,435
Vedanta Resources PLC (S)	7.125	05/31/23		200,000	191,000
Vedanta Resources PLC (S)	8.250	06/07/21		160,000	164,800

United States 34.9%					197,457,896

Access Midstream Partners LP	4.875	05/15/23		1,215,000	1,208,925
ACCO Brands Corp.	6.750	04/30/20		1,632,000	1,640,160
AES Corp.	4.875	05/15/23		1,300,000	1,244,750
Aircastle, Ltd.	6.750	04/15/17		1,225,000	1,344,438
AMC Networks, Inc.	7.750	07/15/21		800,000	900,000
American Builders & Contractors Supply Company, Inc. (S)	5.625	04/15/21		950,000	961,875
American Equity Investment Life Holding Company	6.625	07/15/21		835,000	865,269
Amkor Technology, Inc.	6.375	10/01/22		2,026,000	1,995,610
Antero Resources Corp. (S)	5.375	11/01/21		565,000	573,475
Arch Coal, Inc.	7.250	06/15/21		1,560,000	1,189,500
Artesyn Escrow, Inc. (S)	9.750	10/15/20		870,000	893,925
B&G Foods, Inc.	4.625	06/01/21		760,000	741,950
Basic Energy Services, Inc.	7.750	02/15/19		1,200,000	1,245,000
BBA Bancomer SA/Texas (S)	6.750	09/30/22		150,000	162,750
Biomet, Inc.	6.500	08/01/20		2,150,000	2,284,375
BMC Software Finance, Inc. (S)	8.125	07/15/21		890,000	941,175
Bonanza Creek Energy, Inc.	6.750	04/15/21		1,115,000	1,181,900
Brazil Loan Trust 1 (S)	5.477	07/24/23		2,749,805	2,850,173
Burlington Holdings LLC, PIK (S)	9.000	02/15/18		745,000	764,556
Cablevision Systems Corp.	7.750	04/15/18		850,000	964,750
Cablevision Systems Corp.	8.000	04/15/20		1,600,000	1,816,000
Calpine Corp. (S)	7.875	01/15/23		1,908,000	2,074,950

4

Global Income Fund
(formerly Global High Yield Fund)
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

United States (continued)

Calumet Specialty Products Partners LP	9.625	08/01/20	915,000	$1,025,944
CCO Holdings LLC	6.625	01/31/22	1,430,000	1,480,050
Cemex Finance LLC (S)	9.375	10/12/22	325,000	364,813
CenturyLink, Inc.	5.800	03/15/22	1,495,000	1,480,050
CenturyLink, Inc.	7.650	03/15/42	735,000	681,713
Chemtura Corp.	5.750	07/15/21	1,655,000	1,675,688
Chiquita Brands International, Inc. (S)	7.875	02/01/21	1,555,000	1,687,175
Choice Hotels International, Inc.	5.750	07/01/22	730,000	768,325
Chrysler Group LLC	8.000	06/15/19	1,035,000	1,146,263
Cincinnati Bell, Inc.	8.375	10/15/20	1,350,000	1,437,750
Cincinnati Bell, Inc.	8.750	03/15/18	1,120,000	1,187,200
CIT Group, Inc.	5.000	08/15/22	830,000	840,375
CIT Group, Inc.	5.250	03/15/18	1,290,000	1,394,813
Clean Harbors, Inc.	5.250	08/01/20	1,115,000	1,145,663
Cleaver-Brooks, Inc. (S)	8.750	12/15/19	1,171,000	1,273,463
Cloud Peak Energy Resources LLC	8.500	12/15/19	1,060,000	1,147,450
CommScope, Inc. (S)	8.250	01/15/19	1,225,000	1,344,438
Community Health Systems, Inc.	8.000	11/15/19	1,160,000	1,257,150
CONSOL Energy, Inc.	8.250	04/01/20	1,850,000	2,023,438
Cricket Communications, Inc.	7.750	10/15/20	980,000	1,119,650
Crown Castle International Corp.	5.250	01/15/23	525,000	519,750
CyrusOne LP	6.375	11/15/22	1,675,000	1,687,563
Dean Foods Company	9.750	12/15/18	815,000	924,006
Del Monte Corp.	7.625	02/15/19	1,640,000	1,707,650
DISH DBS Corp.	5.000	03/15/23	3,535,000	3,380,344
DISH DBS Corp.	5.875	07/15/22	565,000	578,419
Edison Mission Energy (H)	7.000	05/15/17	875,000	638,750
Edison Mission Energy (H)	7.750	06/15/16	850,000	619,438
Envision Healthcare Corp.	8.125	06/01/19	1,215,000	1,319,855
EP Energy LLC	6.875	05/01/19	960,000	1,032,000
EP Energy LLC	9.375	05/01/20	1,150,000	1,328,250
Erickson Air-Crane, Inc. (S)	8.250	05/01/20	1,199,000	1,249,958
First Data Corp. (S)	6.750	11/01/20	705,000	746,419
First Data Corp. (S)	7.375	06/15/19	500,000	538,125
First Data Corp.	12.625	01/15/21	1,100,000	1,269,125
Forest Oil Corp.	7.250	06/15/19	1,260,000	1,272,600
Forest Oil Corp.	7.500	09/15/20	885,000	878,363
Freescale Semiconductor, Inc. (S)	6.000	01/15/22	385,000	388,850
Fresenius Medical Care US Finance II, Inc. (S)	5.875	01/31/22	1,160,000	1,229,600
Frontier Communications Corp.	9.000	08/15/31	2,284,000	2,363,940
Gannett Company, Inc. (S)	5.125	10/15/19	620,000	641,700
Gannett Company, Inc. (S)	6.375	10/15/23	1,185,000	1,250,175
GenOn Energy, Inc.	9.500	10/15/18	2,870,000	3,300,500
Genworth Financial, Inc.	7.625	09/24/21	730,000	894,743
Gray Television, Inc.	7.500	10/01/20	1,400,000	1,466,500
Griffon Corp.	7.125	04/01/18	1,625,000	1,736,719
Hawk Acquisition Sub, Inc. (S)	4.250	10/15/20	1,300,000	1,257,750
HCA Holdings, Inc.	7.750	05/15/21	985,000	1,078,575
HCA, Inc.	5.875	03/15/22	1,070,000	1,126,175
HD Supply, Inc. (S)	7.500	07/15/20	1,475,000	1,556,125
Health Management Associates, Inc.	7.375	01/15/20	695,000	774,925
HealthSouth Corp.	8.125	02/15/20	825,000	908,531
Hexion US Finance Corp.	6.625	04/15/20	1,670,000	1,695,050
Hilton Worldwide Finance LLC (S)	5.625	10/15/21	1,185,000	1,217,588
Hologic, Inc.	6.250	08/01/20	860,000	913,750

5

Global Income Fund
(formerly Global High Yield Fund)
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

United States (continued)

Hornbeck Offshore Services, Inc.	5.000	03/01/21	765,000	$751,613
IASIS Healthcare LLC	8.375	05/15/19	1,360,000	1,441,600
iGATE Corp.	9.000	05/01/16	1,295,000	1,392,125
Infor US, Inc.	11.500	07/15/18	1,360,000	1,577,600
International Lease Finance Corp.	8.250	12/15/20	1,120,000	1,323,000
Isle of Capri Casinos, Inc.	5.875	03/15/21	2,235,000	2,193,094
Kinder Morgan Inc. (S)	5.000	02/15/21	395,000	395,000
Kinetic Concepts, Inc.	10.500	11/01/18	1,355,000	1,521,834
Kinetic Concepts, Inc.	12.500	11/01/19	1,150,000	1,239,125
Kodiak Oil & Gas Corp. (S)	5.500	01/15/21	845,000	866,125
Landry's, Inc. (S)	9.375	05/01/20	785,000	849,763
Laredo Petroleum, Inc.	7.375	05/01/22	735,000	795,638
Lennar Corp.	4.750	11/15/22	1,255,000	1,189,113
Level 3 Financing, Inc.	7.000	06/01/20	1,545,000	1,645,425
Levi Strauss & Company	6.875	05/01/22	1,355,000	1,470,175
Linn Energy LLC	7.750	02/01/21	1,690,000	1,744,925
Louisiana-Pacific Corp.	7.500	06/01/20	895,000	986,738
MasTec, Inc.	4.875	03/15/23	1,665,000	1,587,994
Mediacom LLC	7.250	02/15/22	1,450,000	1,529,750
MGM Resorts International	6.625	12/15/21	2,415,000	2,581,031
Midstates Petroleum Company, Inc.	10.750	10/01/20	1,380,000	1,490,400
Momentive Performance Materials, Inc.	8.875	10/15/20	860,000	909,450
Nationstar Mortgage LLC	6.500	07/01/21	750,000	736,875
NCR Corp.	5.000	07/15/22	1,585,000	1,561,225
New Albertsons, Inc.	8.000	05/01/31	1,635,000	1,348,875
Nexstar Broadcasting, Inc. (S)	6.875	11/15/20	1,805,000	1,886,225
Norcraft Companies LP	10.500	12/15/15	755,000	777,650
NRG Energy, Inc.	7.875	05/15/21	1,325,000	1,464,125
NRG Energy, Inc.	8.250	09/01/20	775,000	864,125
Nuance Communications, Inc. (S)	5.375	08/15/20	1,250,000	1,240,625
Oasis Petroleum, Inc. (S)	6.875	03/15/22	1,250,000	1,350,000
Oasis Petroleum, Inc.	7.250	02/01/19	1,220,000	1,311,500
Outerwall, Inc. (S)	6.000	03/15/19	1,400,000	1,366,750
Park-Ohio Industries, Inc.	8.125	04/01/21	600,000	661,500
Parker Drilling Company (S)	7.500	08/01/20	665,000	691,600
Parker Drilling Company	9.125	04/01/18	1,218,000	1,303,260
Peabody Energy Corp.	6.250	11/15/21	1,775,000	1,832,688
Pemex Project Funding Master Trust	6.625	06/15/35	152,000	164,920
Petco Holdings Inc., PIK (S)	8.500	10/15/17	1,115,000	1,137,300
Pilgrim's Pride Corp.	7.875	12/15/18	1,110,000	1,212,675
Pinnacle Entertainment, Inc.	8.750	05/15/20	385,000	425,425
PNK Finance Corp. (S)	6.375	08/01/21	1,150,000	1,207,500
Post Holdings, Inc. (S)	7.375	02/15/22	420,000	447,825
Post Holdings, Inc.	7.375	02/15/22	1,515,000	1,615,369
Prospect Medical Holdings, Inc. (S)	8.375	05/01/19	1,690,000	1,814,638
Provident Funding Associates LP (S)	6.750	06/15/21	500,000	511,250
Provident Funding Associates LP (S)	10.125	02/15/19	975,000	1,084,688
QEP Resources, Inc.	5.375	10/01/22	1,240,000	1,212,100
Quiksilver, Inc. (S)	7.875	08/01/18	1,095,000	1,171,650
Quiksilver, Inc. (S)	10.000	08/01/20	665,000	726,513
Reliance Holdings USA, Inc. (S)	5.400	02/14/22	250,000	255,520
Reynolds Group Issuer, Inc.	9.875	08/15/19	2,120,000	2,345,250
RHP Hotel Properties LP (S)	5.000	04/15/21	1,260,000	1,219,050
RSI Home Products, Inc. (S)	6.875	03/01/18	975,000	1,023,750
Sabine Pass Liquefaction LLC (S)	5.625	02/01/21	1,505,000	1,520,050

6

Global Income Fund
(formerly Global High Yield Fund)
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

United States (continued)

Samson Investment Company (S)	10.250	02/15/20	1,845,000	$1,992,600
SandRidge Energy, Inc.	7.500	03/15/21	1,000,000	1,060,000
SandRidge Energy, Inc.	8.750	01/15/20	1,100,000	1,188,000
Sealed Air Corp. (S)	8.375	09/15/21	890,000	1,019,050
SESI LLC	7.125	12/15/21	485,000	536,531
Sinclair Television Group, Inc.	6.125	10/01/22	1,260,000	1,283,625
Smithfield Foods, Inc.	6.625	08/15/22	1,600,000	1,684,000
Southern Copper Corp.	5.250	11/08/42	150,000	123,980
Spectrum Brands Escrow Corp. (S)	6.375	11/15/20	1,330,000	1,413,125
Sprint Capital Corp.	8.750	03/15/32	2,850,000	3,085,125
SSI Investments II, Ltd.	11.125	06/01/18	775,000	848,625
T-Mobile USA, Inc.	6.731	04/28/22	1,095,000	1,156,594
Tenet Healthcare Corp. (S)	6.000	10/01/20	755,000	798,413
Tenet Healthcare Corp. (S)	8.125	04/01/22	890,000	974,550
Tesoro Logistics LP	6.125	10/15/21	1,160,000	1,200,600
The Bon-Ton Department Stores, Inc.	8.000	06/15/21	1,265,000	1,192,263
The Goodyear Tire & Rubber Company	6.500	03/01/21	1,085,000	1,147,388
The ServiceMaster Company	7.000	08/15/20	915,000	901,275
The ServiceMaster Company	7.450	08/15/27	425,000	340,000
The ServiceMaster Company	8.000	02/15/20	691,000	708,275
The Sun Products Corp. (S)	7.750	03/15/21	1,305,000	1,174,500
The William Carter Company (S)	5.250	08/15/21	1,125,000	1,141,875
TransUnion Holding Company, Inc.	8.125	06/15/18	575,000	613,094
TransUnion Holding Company, Inc.	9.625	06/15/18	625,000	676,563
United Surgical Partners International, Inc.	9.000	04/01/20	1,235,000	1,383,200
Univision Communications, Inc. (S)	7.875	11/01/20	1,250,000	1,387,500
Valeant Pharmaceuticals International (S)	7.500	07/15/21	1,340,000	1,487,400
Venoco, Inc.	8.875	02/15/19	1,355,000	1,375,325
VPII Escrow Corp. (S)	6.750	08/15/18	675,000	739,125
Windstream Corp.	7.500	04/01/23	1,243,000	1,295,828
Xerium Technologies, Inc.	8.875	06/15/18	705,000	736,725

Venezuela 2.2%				12,571,527

Petroleos de Venezuela SA	4.900	10/28/14	7,773,900	7,307,466
Petroleos de Venezuela SA	5.000	10/28/15	336,291	291,733
Petroleos de Venezuela SA	5.250	04/12/17	1,205,500	967,414
Petroleos de Venezuela SA	8.500	11/02/17	4,462,300	4,004,914

Virgin Islands 1.2%				6,757,019

Bestgain Real Estate, Ltd.	2.625	03/13/18	200,000	188,692
QGOG Atlantic/Alaskan Rigs, Ltd. (S)	5.250	07/30/18	277,030	286,034
Sinochem Overseas Capital Company, Ltd. (S)	4.500	11/12/20	2,582,000	2,639,876
Sinochem Overseas Capital Company, Ltd.	4.500	11/12/20	2,113,000	2,160,363
Sinopec Capital 2013, Ltd. (S)	3.125	04/24/23	658,000	603,256
Sinopec Group Overseas Development 2012, Ltd.	3.900	05/17/22	525,000	518,660
Sinopec Group Overseas Development 2012, Ltd. (S)	4.875	05/17/42	371,000	360,138

Foreign Government Obligations 37.0%				$209,272,281

(Cost $216,410,945)

Brazil 4.1%				22,987,530

Federative Republic of Brazil
Bond	2.625	01/05/23	7,217,000	6,441,173
Bond	4.250	01/07/25	3,300,000	3,281,607

7

Global Income Fund
(formerly Global High Yield Fund)
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Brazil (continued)

Bond	4.875	01/22/21		558,000	$605,430
Bond	7.125	01/20/37		3,007,000	3,608,400
Bond	8.250	01/20/34		1,103,000	1,472,505
Note	10.000	01/01/23	BRL	17,982,000	7,578,415

Colombia 2.1%					12,083,294

Bogota Distrito Capital
Bond	9.750	07/26/28	COP	2,528,000,000	1,693,260
Bond	9.750	07/26/28	COP	200,000,000	133,960
Republic of Colombia
Bond	2.625	03/15/23		515,000	465,818
Bond	4.000	02/26/24		632,000	630,420
Bond	4.375	07/12/21		380,000	402,420
Bond	7.375	09/18/37		4,156,000	5,361,240
Bond	8.125	05/21/24		450,000	596,250
Bond	10.375	01/28/33		391,000	602,140
Bond	11.750	02/25/20		1,109,000	1,624,685
Bond	12.000	10/22/15	COP	954,000,000	573,101

Croatia 0.3%					1,670,139

Republic of Croatia
Bond	6.250	04/27/17		1,450,000	1,547,034
Bond (S)	6.375	03/24/21		116,000	123,105

Dominican Republic 0.8%					4,787,432

Government of Dominican Republic
Bond	7.500	05/06/21		3,520,000	3,894,880
Bond	9.040	01/23/18		812,519	892,552

El Salvador 0.2%					1,320,915

Republic of El Salvador
Bond	7.750	01/24/23		666,000	750,915
Bond	8.250	04/10/32		500,000	570,000

Ghana 0.2%					1,000,811

Republic of Ghana
Bond	7.875	08/07/23		611,000	606,418
Bond	8.500	10/04/17		361,000	394,393

Hungary 0.7%					3,795,344

Republic of Hungary
Bond	4.125	02/19/18		390,000	393,900
Bond	4.375	07/04/17	EUR	442,000	612,062
Bond	5.000	03/30/16	GBP	104,000	171,835
Bond	5.500	05/06/14	GBP	601,000	980,709
Bond	6.000	01/11/19	EUR	331,000	485,413
Bond	6.375	03/29/21		1,060,000	1,151,425

Indonesia 3.9%					22,050,074

Republic of Indonesia
Bond (S)	3.375	04/15/23		2,922,000	2,629,800
Bond	3.750	04/25/22		1,864,000	1,756,820
Bond	4.875	05/05/21		1,631,000	1,692,163
Bond	6.625	02/17/37		1,587,000	1,729,830
Bond	6.875	03/09/17		874,000	994,175

8

Global Income Fund
(formerly Global High Yield Fund)
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Indonesia (continued)

Bond	7.750	01/17/38		2,394,000	$2,917,688
Bond	8.500	10/12/35		3,270,000	4,234,650
Bond (S)	11.625	03/04/19		1,555,000	2,126,463
Bond	11.625	03/04/19		2,902,000	3,968,485

Iraq 0.5%					2,546,490

Republic of Iraq
Bond	5.800	01/15/28		2,927,000	2,546,490

Ivory Coast 0.2%					913,703

Republic of Ivory Coast
Bond	5.750	12/31/32		1,015,000	913,703

Mexico 3.8%					21,486,559

Government of Mexico
Bond	4.000	10/02/23		406,000	412,293
Bond	4.750	03/08/44		1,892,000	1,773,750
Bond	5.950	03/19/19		536,000	623,904
Bond	6.050	01/11/40		6,946,000	7,866,345
Bond	6.750	09/27/34		1,536,000	1,881,600
Bond	8.000	12/07/23	MXN	53,311,000	4,667,183
Bond	10.000	12/05/24	MXN	42,208,000	4,261,484

Morocco 0.1%					709,700

Kingdom of Morocco
Bond (S)	4.250	12/11/22		755,000	709,700

Nigeria 0.1%					556,245

Federal Republic of Nigeria
Bond (S)	6.375	07/12/23		526,000	556,245

Panama 1.3%					7,581,440

Republic of Panama
Bond	5.200	01/30/20		2,288,000	2,530,528
Bond	7.125	01/29/26		101,000	125,493
Bond	8.125	04/28/34		472,000	607,700
Bond	8.875	09/30/27		1,155,000	1,601,119
Bond	9.375	04/01/29		1,880,000	2,716,600

Peru 1.1%					6,003,550

Republic of Peru
Bond	5.625	11/18/50		784,000	823,984
Bond	7.350	07/21/25		1,431,000	1,844,559
Bond	7.840	08/12/20	PEN	720,000	302,068
Bond	8.375	05/03/16		203,000	236,495
Bond	8.750	11/21/33		1,918,000	2,796,444

Philippines 0.8%					4,652,138

Republic of Philippines
Bond	7.750	01/14/31		3,264,000	4,390,080
Bond	9.500	02/02/30		171,000	262,058

Poland 1.0%					5,432,016

Republic of Poland
Bond	5.125	04/21/21		2,126,000	2,346,573
Bond	6.375	07/15/19		2,617,000	3,085,443

9

Global Income Fund
(formerly Global High Yield Fund)
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Romania 0.4%					$2,439,360

Government of Romania
Bond	6.750	02/07/22		2,112,000	2,439,360

Russia 2.6%					14,990,123

Government of Russia
Bond (S)	4.875	09/16/23		1,000,000	1,049,000
Bond	7.500	03/31/30		9,973,775	11,869,290
Bond	12.750	06/24/28		1,189,000	2,071,833

Slovakia 0.3%					1,472,100

Government of Slovakia
Bond (S)	4.375	05/21/22		1,402,000	1,472,100

South Africa 3.0%					16,881,365

Eskom Holdings Soc Ltd. (S)	6.750	08/06/23		1,023,000	1,057,731
Republic of South Africa
Bond	4.665	01/17/24		2,007,000	1,981,913
Bond	5.500	03/09/20		1,713,000	1,858,605
Bond	5.875	05/30/22		486,000	532,170
Bond	5.875	09/16/25		1,789,000	1,907,879
Bond	6.875	05/27/19		3,120,000	3,603,600
Bond	8.000	12/21/18	ZAR	43,650,000	4,569,907
Bond	13.500	09/15/15	ZAR	12,140,000	1,369,560

Turkey 4.6%					26,285,310

Republic of Turkey
Bond	3.250	03/23/23		2,338,000	2,054,518
Bond	5.125	03/25/22		1,957,000	2,003,968
Bond	5.625	03/30/21		161,000	171,868
Bond	6.250	09/26/22		1,205,000	1,328,513
Bond	6.300	02/14/18	TRY	3,860,000	1,814,708
Bond	6.500	01/07/15	TRY	994,000	491,958
Bond	6.750	04/03/18		454,000	510,750
Bond	6.750	05/30/40		438,000	477,420
Bond	6.875	03/17/36		948,000	1,047,540
Bond	7.000	09/26/16		416,000	463,507
Bond	7.000	03/11/19		398,000	454,218
Bond	7.000	06/05/20		1,225,000	1,414,875
Bond	7.100	03/08/23	TRY	1,300,000	589,192
Bond	7.250	03/15/15		871,000	929,793
Bond	7.250	03/05/38		952,000	1,094,800
Bond	7.375	02/05/25		2,641,000	3,089,970
Bond	7.500	07/14/17		396,000	453,420
Bond	7.500	11/07/19		3,229,000	3,802,148
Bond	8.000	02/14/34		2,009,000	2,484,329
Bond	8.300	06/20/18	TRY	3,200,000	1,607,815

Ukraine 1.4%					8,122,188

Republic of Ukraine
Bond	4.950	10/13/15	EUR	762,000	962,183
Bond	6.250	06/17/16		202,000	180,790
Bond	6.580	11/21/16		1,643,000	1,470,485
Bond	6.750	11/14/17		193,000	172,735
Bond	6.875	09/23/15		1,011,000	925,065
Bond (S)	6.875	09/23/15		657,000	601,155
Bond (S)	7.800	11/28/22		620,000	539,400

10

Global Income Fund
(formerly Global High Yield Fund)
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Ukraine (continued)

Bond	9.250	07/24/17		3,420,000	$3,270,375

Uruguay 0.4%					2,103,965

Republic of Uruguay
Bond	7.625	03/21/36		608,267	780,102
Bond	8.000	11/18/22		1,028,243	1,323,863

Venezuela 3.1%					17,400,490

Republic of Venezuela
Bond	5.750	02/26/16		480,000	427,200
Bond	6.000	12/09/20		774,000	565,020
Bond	7.000	12/01/18		1,000,000	832,500
Bond	7.750	10/13/19		2,342,200	1,920,604
Bond	9.000	05/07/23		2,369,700	1,925,381
Bond	9.250	09/15/27		1,423,000	1,172,552
Bond	11.750	10/21/26		1,183,900	1,095,108
Bond	11.950	08/05/31		818,000	756,650
Bond	12.750	08/23/22		7,830,000	7,869,150
Bond	13.625	08/15/18		810,000	836,325

Convertible Bonds 0.6%					$3,116,689

(Cost $2,920,735)

China 0.0%					22,411

Home Inns & Hotels Management, Inc.	2.000	12/15/15		23,000	22,411

United States 0.6%					3,094,278

AirTran Holdings, Inc.	5.250	11/01/16		66,000	106,260
Alcatel-Lucent USA, Inc., Series A	2.875	06/15/23		158,000	156,420
Altra Holdings, Inc.	2.750	03/01/31		163,000	210,066
BioMarin Pharmaceutical, Inc.	1.500	10/15/20		11,000	11,289
Ciena Corp.	0.875	06/15/17		115,000	119,025
Ciena Corp. (S)	4.000	03/15/15		106,000	138,396
Comtech Telecommunications Corp.	3.000	05/01/29		426,000	446,501
Greenbrier Companies, Inc.	3.500	04/01/18		160,000	174,100
Hornbeck Offshore Services, Inc.	1.500	09/01/19		5,000	6,334
Intel Corp.	2.950	12/15/35		201,000	227,256
NetSuite, Inc. (S)	0.250	06/01/18		89,000	98,011
Nuance Communications, Inc.	2.750	11/01/31		150,000	146,438
RTI International Metals, Inc.	1.625	10/15/19		18,000	19,328
RTI International Metals, Inc.	3.000	12/01/15		247,000	286,057
Spansion LLC (S)	2.000	09/01/20		83,000	90,211
Stone Energy Corp.	1.750	03/01/17		160,000	174,900
The Ryland Group, Inc.	0.250	06/01/19		348,000	321,900
Triumph Group, Inc.	2.625	10/01/26		120,000	318,075
TRW Automotive, Inc.	3.500	12/01/15		17,000	43,711

Structured Notes (K) 0.6%					$3,519,285

(Cost $3,631,204)

Colombia 0.6%					3,519,285

Republic of Colombia (Citigroup Funding, Inc. )
Note (P) (S)	0.000	05/05/22	COP	830,000,000	446,896
Note (S)	11.000	07/27/20	COP	1,486,000,000	961,207

11

Global Income Fund
(formerly Global High Yield Fund)
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Colombia (continued)

Republic of Colombia (JPMorgan Chase & Company)
Note (S)	7.000	04/07/22	COP	3,921,000,000	2,111,182

Term Loans (M) 1.7%					$9,598,357

(Cost $10,103,965)

Indonesia 0.1%					288,747

Bumi Resources Tbk PT	18.170	11/07/14		360,933	288,747

United States 1.6%					9,309,610

Alcatel-Lucent USA, Inc.	5.750	01/30/19		1,284,295	1,302,154
Arch Coal, Inc.	5.750	05/16/18		548,612	531,468
Caesars Entertainment Operating Company, Inc.	5.490	01/28/18		1,245,610	1,167,586
Dell, Inc.	4.500	04/30/20		1,060,000	1,053,375
Freescale Semiconductor, Inc.	5.000	03/01/20		606,950	611,648
Freescale Semiconductor, Inc.	5.000	01/15/21		385,000	388,249
Gardner Denver, Inc.	4.250	07/30/20		870,000	870,099
HB Acquisition Corp.	6.750	04/09/20		1,015,000	1,041,644
Texas Competitive Electric Holdings Company LLC	4.700	10/10/17		3,512,887	2,343,387

				Shares	Value

Preferred Securities 0.0%					$275,441

(Cost $270,994)

United States 0.0%					275,441

SandRidge Energy, Inc., 8.500%				2,620	275,441

				Shares	Value

Common Stocks 0.1%					$312,304

(Cost $1,405,623)

United Kingdom 0.0%					104,896

Subsea 7 SA				4,768	104,896

United States 0.1%					207,408

General Maritime Corp. (I)				816	8
NewPage Group, Inc.				2,440	207,400

		Yield (%)		Shares	Value

Short-Term Investments 4.2%					$23,660,744

(Cost $23,660,744)

Money Market Funds 4.2%					23,660,744

State Street Institutional Liquid Reserves Fund		0.0737 (Y)		23,660,744	23,660,744

12

Global Income Fund
(formerly Global High Yield Fund)
As of 10-31-13 (Unaudited)

Total investments (Cost $560,755,578)† 99.1%	$560,652,352

Other assets and liabilities, net 0.9%	$5,216,873

Total net assets 100.0%	$565,869,225

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. Dollars unless otherwise indicated.

BRL Brazilian Real

COP Colombian Peso

EUR Euro

GBP Pound Sterling

IDR Indonesian Rupiah

MXN Mexican Peso

PEN Peruvian Nuevo Sol

TRY Turkish Lira

ZAR South African Rand

PIK Paid-in-kind

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(K) Underlying issuer is shown parenthetically in security description.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $123,991,500 or 21.9% of the fund's net assets as of 10-31-13.

(Y) The rate shown is the annualized seven-day yield as of 10-31-13.

† At 10-31-13, the aggregate cost of investment securities for federal income tax purposes was $564,156,157. Net unrealized depreciation aggregated $3,503,805, of which $12,526,224 related to appreciated investment securities and $16,030,029 related to depreciated investment securities.

13

Global Income Fund
(formerly Global High Yield Fund)
As of 10-31-13 (Unaudited)

The fund had the following sector composition as a percentage of net assets on 10-31-13:

Foreign Government	37.1%
Energy	14.0%
Consumer Discretionary	9.5%
Financials	6.1%
Materials	5.5%
Telecommunication Services	5.0%
Industrials	4.2%
Health Care	4.0%
Consumer Staples	3.6%
Information Technology	3.4%
Utilities	2.5%
Short-Term Investments & Other	5.1%

Total	100.0%

14

Global Income Fund
(formerly Global High Yield Fund)
As of 10-31-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of certain foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

15

Global Income Fund
(formerly Global High Yield Fund)
As of 10-31-13 (Unaudited)

The following is a summary of the values by input classification of the fund’s investments as of October 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	10-31-13	Price	Inputs	Inputs
Corporate Bonds	$310,897,251	—	$310,897,251	—
Foreign Government Obligations	209,272,281	—	209,272,281	—
Convertible Bonds	3,116,689	—	3,116,689	—
Structured Notes	3,519,285	—	3,519,285	—
Term Loans	9,598,357	—	9,598,357	—
Preferred Securities	275,441	—	275,441	—
Common Stocks	312,304	—	104,896	$207,408
Short-Term Investments	23,660,744	$23,660,744	—	—

Total Investments in Securities	$560,652,352	$23,660,744	$536,784,200	$207,408
Other Financial Instruments
Forward Foreign Currency Contracts	($13,276)	—	($13,276)	—

Derivative Instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

16

Global Income Fund
(formerly Global High Yield Fund)
As of 10-31-13 (Unaudited)

During the period ended October 31, 2013, the fund used forward foreign currency contracts to manage against anticipated currency exchange rates and to obtain exposure to foreign currency. The following table summarizes the contracts held at October 31, 2013.

					Contractual			Net Unrealized
					Settlement	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)

PEN	16,224,148	USD	5,813,615	Citibank N.A.	12-20-13	$9,253	-	$9,253
PHP	129,463,800	USD	3,037,669	Citibank N.A.	12-12-13	-	($37,876)	(37,876)
USD	14,712,892	EUR	10,868,000	Citibank N.A.	11-29-13	-	(43,852)	(43,852)
USD	2,528,595	GBP	1,563,027	Citibank N.A.	11-29-13	22,907	-	22,907
USD	1,554,000	BRL	3,423,151	Citibank N.A.	12-3-13	36,292	-	36,292

						$68,452	($81,728)	($13,276)

Currency Abbreviation
BRL	Brazilian Real
EUR	Euro
PEN	Peruvian Nouveau Sol
PHP	Philippine Peso
GBP	Pound Sterling
USD	U.S. Dollar

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

17

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Global Income Fund (formerly Global High Yield Fund).

352Q3 4/13
6/13

John Hancock Currency Strategies Fund

QUARTERLY PORTFOLIO HOLDINGS

10.31.2013

Currency Strategies Fund
As of 10-31-13 (Unaudited)

Short-Term Investments 99.8%				$1,266,329,195

(Cost $1,266,406,512)

		Maturity
	Yield (%)*	date	Par value	Value
U.S. Government 94.4%				1,197,763,093

U.S. Treasury Bill	0.015	1-09-14	$75,000,000	74,995,650
U.S. Treasury Bill	0.035	3-20-14	532,000,000	531,887,216
U.S. Treasury Bill	0.043	3-27-14	466,000,000	465,882,102
U.S. Treasury Bill	0.075	11-21-13	125,000,000	124,998,125

		Yield(%)	Shares	Value

Money Market Funds 5.4%				68,566,102

State Street Institutional Liquid Reserves Fund		0.074 (Y)	68,566,102	68,566,102

Total investments (Cost $1,266,406,512)† 99.8%				$1,266,329,195

Other assets and liabilities, net 0.2%				$2,607,764

Total net assets 100.0%				$1,268,936,959

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

*	Yield represents the annualized yield at the date of purchase.

(Y)	The rate shown is the annualized seven-day yield as of 10-31-13.

†	At 10-31-13, the aggregate cost of investment securities for federal income tax purposes was $1,266,406,512. Net unrealized depreciation aggregated $77,317, of which $3,331 related to appreciated investment securities and $80,648 related to depreciated investment securities.

1

Currency Strategies Fund
As of 10-31-13 (Unaudited)

Forward foreign currency contracts.

During the period ended October 31, 2013, the fund used forward foreign currency contracts to obtain currency exposure. The following table summarizes the contracts held at October 31, 2013.

					Contractual			Net Unrealized
					Settlement	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counter Party	Date	Appreciation	Depreciation	(Depreciation)
AUD	237,528,745	USD	225,531,122	Barclays Bank PLC Wholesale	12/18/2013	-	($1,679,445)	($1,679,445)
AUD	127,447,531	USD	120,255,125	J. Aron & Company	12/18/2013	-	(146,110)	(146,110)
CAD	18,283,098	USD	17,641,477	Barclays Bank PLC Wholesale	12/18/2013	-	(126,718)	(126,718)
CAD	54,327,464	USD	52,548,373	J. Aron & Company	12/18/2013	-	(503,995)	(503,995)
CHF	29,276,257	USD	31,362,490	Barclays Bank PLC Wholesale	12/18/2013	$915,083	-	915,083
CHF	137,685,149	USD	153,172,705	J. Aron & Company	12/18/2013	-	(1,372,481)	(1,372,481)
EUR	249,934,577	USD	331,244,777	Barclays Bank PLC Wholesale	12/18/2013	8,126,892	-	8,126,892
EUR	326,912,011	USD	435,687,665	J. Aron & Company	12/18/2013	8,207,199	-	8,207,199
EUR	238,602,099	USD	316,313,236	Morgan Stanley Capital Services, Inc.	12/18/2013	7,670,719	-	7,670,719
GBP	210,080,154	USD	334,623,885	Barclays Bank PLC Wholesale	12/18/2013	2,106,291	-	2,106,291
GBP	179,559,424	USD	284,689,681	J. Aron & Company	12/18/2013	3,119,879	-	3,119,879
GBP	114,445,355	USD	180,358,612	Morgan Stanley Capital Services, Inc.	12/18/2013	3,081,870	-	3,081,870
JPY	6,754,321,842	USD	68,406,963	Barclays Bank PLC Wholesale	12/18/2013	302,015	-	302,015
JPY	34,894,288,074	USD	357,972,041	J. Aron & Company	12/18/2013	-	(3,006,594)	(3,006,594)
JPY	3,565,780,199	USD	35,919,367	Morgan Stanley Capital Services, Inc.	12/18/2013	353,870	-	353,870
NOK	1,753,833,935	USD	293,782,820	Barclays Bank PLC Wholesale	12/18/2013	355,063	-	355,063
NOK	1,727,089,359	USD	290,864,017	J. Aron & Company	12/18/2013	-	(1,211,504)	(1,211,504)
NOK	778,366,824	USD	130,901,665	Morgan Stanley Capital Services, Inc.	12/18/2013	-	(360,703)	(360,703)
NZD	93,763,232	USD	77,754,391	J. Aron & Company	12/18/2013	-	(540,257)	(540,257)
SEK	385,748,833	USD	60,693,883	Barclays Bank PLC Wholesale	12/18/2013	-	(1,227,415)	(1,227,415)
USD	39,975,091	AUD	42,709,708	Barclays Bank PLC Wholesale	12/18/2013	-	(275,363)	(275,363)
USD	102,094,653	AUD	106,428,418	J. Aron & Company	12/18/2013	1,794,456	-	1,794,456
USD	8,067,928	AUD	8,679,438	Morgan Stanley Capital Services, Inc.	12/18/2013	-	(111,742)	(111,742)
USD	227,092,258	CAD	235,737,117	Barclays Bank PLC Wholesale	12/18/2013	1,261,882	-	1,261,882
USD	480,975,294	CAD	498,416,230	J. Aron & Company	12/18/2013	3,504,771	-	3,504,771
USD	194,296,808	CAD	201,552,822	Morgan Stanley Capital Services, Inc.	12/18/2013	1,214,148	-	1,214,148
USD	292,995,851	CHF	272,632,754	Barclays Bank PLC Wholesale	12/18/2013	-	(7,586,407)	(7,586,407)
USD	636,861,095	CHF	581,992,749	J. Aron & Company	12/18/2013	-	(4,795,831)	(4,795,831)
USD	209,719,979	CHF	196,050,431	Morgan Stanley Capital Services, Inc.	12/18/2013	-	(6,428,963)	(6,428,963)
USD	4,941,191	EUR	3,614,994	Barclays Bank PLC Wholesale	12/18/2013	32,600	-	32,600
USD	100,593,673	EUR	74,611,597	J. Aron & Company	12/18/2013	-	(717,087)	(717,087)
USD	33,434,883	EUR	24,999,066	Morgan Stanley Capital Services, Inc.	12/18/2013	-	(509,900)	(509,900)
USD	60,307,012	GBP	37,388,568	J. Aron & Company	12/18/2013	378,176	-	378,176
USD	5,313,180	JPY	531,862,095	Barclays Bank PLC Wholesale	12/18/2013	-	(97,237)	(97,237)
USD	56,752,188	JPY	5,539,315,639	J. Aron & Company	12/18/2013	402,975	-	402,975
USD	31,137,159	JPY	3,122,185,171	Morgan Stanley Capital Services, Inc.	12/18/2013	-	(623,565)	(623,565)
USD	60,317,138	NOK	358,878,526	Barclays Bank PLC Wholesale	12/18/2013	129,131	-	129,131

Currency Strategies Fund
As of 10-31-13 (Unaudited)

					Contractual			Net Unrealized
					Settlement	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counter Party	Date	Appreciation	Depreciation	(Depreciation)
USD	187,592,176	NOK	1,117,465,129	J. Aron & Company	12/18/2013	$180,575	-	$180,575
USD	349,357,111	NZD	430,150,945	Barclays Bank PLC Wholesale	12/18/2013	-	($4,872,711)	(4,872,711)
USD	378,230,109	NZD	463,208,381	J. Aron & Company	12/18/2013	-	(3,222,552)	(3,222,552)
USD	5,095,713	NZD	6,371,871	Morgan Stanley Capital Services, Inc.	12/18/2013	-	(151,531)	(151,531)
USD	247,171,241	SEK	1,609,118,767	Barclays Bank PLC Wholesale	12/18/2013	-	(888,121)	(888,121)
USD	218,593,114	SEK	1,415,752,006	J. Aron & Company	12/18/2013	342,885	-	342,885
USD	136,658,694	SEK	892,275,300	Morgan Stanley Capital Services, Inc.	12/18/2013	-	(893,143)	(893,143)
USD	188,554,448	SGD	237,379,044	Barclays Bank PLC Wholesale	12/18/2013	-	(2,548,451)	(2,548,451)
USD	133,236,660	SGD	168,501,045	J. Aron & Company	12/18/2013	-	(2,415,745)	(2,415,745)
USD	38,130,737	SGD	48,405,064	Morgan Stanley Capital Services, Inc.	12/18/2013	-	(837,943)	(837,943)

						$43,480,480	($47,151,514)	($3,671,034)

Currency Strategies Fund
As of 10-31-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in open-end mutual funds, are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of October 31, 2013, all investments are categorized as Level 2 under the hierarchy described above, except for money market funds, which are categorized as Level 1.

Derivative Instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward

Currency Strategies Fund
As of 10-31-13 (Unaudited)

contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Currency Strategies Fund.

364Q1 10/13
12/13

John Hancock INVESTMENTS

John Hancock Fundamental Large Cap Core Fund

QUARTERLY PORTFOLIO HOLDINGS

10.31.2013

Fundamental Large Cap Core Fund
As of 10-31-13 (Unaudited)

	Shares	Value

Common Stocks 97.6%		$26,562,532

(Cost $22,789,013)

Consumer Discretionary 16.7%		4,542,065

Household Durables 5.6%
Lennar Corp., Class A	23,753	844,417
NVR, Inc. (I)	452	414,629
Tempur Sealy International, Inc. (I)	6,951	266,571

Internet & Catalog Retail 6.2%
Amazon.com, Inc. (I)	4,598	1,673,810

Media 1.0%
Omnicom Group, Inc.	4,032	274,620

Specialty Retail 3.9%
AutoZone, Inc. (I)	604	262,553
Bed Bath & Beyond, Inc. (I)	3,851	297,759
Lowe's Companies, Inc.	10,199	507,706

Consumer Staples 6.0%		1,618,071

Beverages 5.0%
Diageo PLC, ADR	3,511	447,968
PepsiCo, Inc.	7,183	604,018
SABMiller PLC	6,004	312,360

Tobacco 1.0%
Philip Morris International, Inc.	2,847	253,725

Energy 12.2%		3,328,968

Energy Equipment & Services 4.1%
National Oilwell Varco, Inc.	4,695	381,140
Schlumberger, Ltd.	7,817	732,609

Oil, Gas & Consumable Fuels 8.1%
Apache Corp.	8,948	794,582
Chevron Corp.	2,020	242,319
Exxon Mobil Corp.	2,596	232,654
Occidental Petroleum Corp.	6,884	661,415
Southwestern Energy Company (I)	7,637	284,249

Financials 24.6%		6,685,839

Capital Markets 9.3%
Morgan Stanley	26,037	748,043
State Street Corp.	7,402	518,658
T. Rowe Price Group, Inc.	4,648	359,802
The Goldman Sachs Group, Inc.	5,506	885,695

Commercial Banks 0.9%
Wells Fargo & Company	5,830	248,883

Consumer Finance 1.0%
American Express Company	3,310	270,758

Diversified Financial Services 8.5%
Bank of America Corp.	82,509	1,151,826
JPMorgan Chase & Company	22,575	1,163,516

Insurance 4.9%
American International Group, Inc.	17,418	899,640
Prudential Financial, Inc.	5,394	439,018

1

Fundamental Large Cap Core Fund
As of 10-31-13 (Unaudited)

	Shares	Value
Health Care 6.2%		$1,698,324

Biotechnology 1.0%
Amgen, Inc.	2,426	281,416

Health Care Equipment & Supplies 1.5%
Medtronic, Inc.	7,167	411,386

Pharmaceuticals 3.7%
Merck & Company, Inc.	10,323	465,464
Novartis AG, ADR	6,964	540,058

Industrials 5.5%		1,493,523

Aerospace & Defense 1.4%
L-3 Communications Holdings, Inc.	3,722	373,875

Air Freight & Logistics 1.3%
United Parcel Service, Inc., Class B	3,517	345,510

Industrial Conglomerates 2.0%
General Electric Company	20,721	541,647

Machinery 0.8%
Caterpillar, Inc.	2,789	232,491

Information Technology 26.4%		7,195,742

Communications Equipment 6.5%
Cisco Systems, Inc.	22,555	507,488
QUALCOMM, Inc.	18,162	1,261,714

Computers & Peripherals 7.8%
Apple, Inc.	2,857	1,492,354
EMC Corp.	26,198	630,586

Internet Software & Services 4.5%
Google, Inc., Class A (I)	1,193	1,229,482

IT Services 1.7%
Broadridge Financial Solutions, Inc.	13,464	473,394

Semiconductors & Semiconductor Equipment 1.5%
Intel Corp.	16,848	411,597

Software 4.4%
FactSet Research Systems, Inc.	4,800	522,912
Oracle Corp.	19,887	666,215

Total investments (Cost $22,789,013)† 97.6%		$26,562,532

Other assets and liabilities, net 2.4%		$665,265

Total net assets 100.0%		$27,227,797

The percentage shown for each investment category is the total value of the category as a percentage of the netassets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

† At 10-31-13, the aggregate cost of investment securities for federal income tax purposes was $22,813,427. Net unrealized appreciation aggregated $3,749,105 of which $3,782,058 related to appreciated investment securities and $32,953 related to depreciated investment securities.

2

Fundamental Large Cap Core Fund
As of 10-31-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of certain foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of October 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	10-31-13	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$4,542,065	$4,542,065	—	—
Consumer Staples	1,618,071	1,305,711	$312,360	—
Energy	3,328,968	3,328,968	—	—
Financials	6,685,839	6,685,839	—	—
Health Care	1,698,324	1,698,324	—	—
Industrials	1,493,523	1,493,523	—	—
Information Technology	7,195,742	7,195,742	—	—

Total Investments in Securities	$26,562,532	$26,250,172	$312,360	—

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

3

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Fundamental Large Cap Core Fund.

372Q1 10/13
12/13

John Hancock INVESTMENTS

John Hancock Fundamental Large Cap Value Fund

QUARTERLY PORTFOLIO HOLDINGS

10.31.2013

Fundamental Large Cap Value Fund
As of 10-31-13 (Unaudited)

	Shares	Value

Common Stocks 97.9%		$1,008,268,132

(Cost $788,611,378)

Consumer Discretionary 14.6%		150,064,377

Diversified Consumer Services 1.9%
Apollo Group, Inc., Class A (I)	723,128	19,300,285

Household Durables 5.5%
Dorel Industries, Inc., Class B	193,590	7,192,899
Lennar Corp., Class A	949,197	33,743,953
Tempur Sealy International, Inc. (I)	406,742	15,598,556

Media 1.1%
Omnicom Group, Inc.	161,416	10,994,044

Specialty Retail 4.7%
Advance Auto Parts, Inc.	248,829	24,678,860
Lowe's Companies, Inc.	473,693	23,580,438

Textiles, Apparel & Luxury Goods 1.4%
Adidas AG	131,215	14,975,342

Consumer Staples 10.3%		106,394,252

Beverages 5.9%
Diageo PLC, ADR	118,474	15,116,098
Heineken Holding NV	160,466	10,217,422
PepsiCo, Inc.	205,712	17,298,322
SABMiller PLC	351,410	18,282,242

Food Products 1.0%
Danone SA	135,789	10,043,462

Household Products 1.3%
The Procter & Gamble Company	170,577	13,774,093

Tobacco 2.1%
Imperial Tobacco Group PLC	301,977	11,296,264
Philip Morris International, Inc.	116,319	10,366,349

Energy 13.9%		143,320,375

Energy Equipment & Services 3.4%
National Oilwell Varco, Inc.	160,472	13,027,117
Weatherford International, Ltd. (I)	1,368,691	22,501,280

Oil, Gas & Consumable Fuels 10.5%
Apache Corp.	393,687	34,959,406
Chevron Corp.	158,706	19,038,372
Exxon Mobil Corp.	75,391	6,756,541
Occidental Petroleum Corp.	335,628	32,247,138
Southwestern Energy Company (I)	397,381	14,790,521

Financials 31.6%		325,497,919

Capital Markets 13.9%
AllianceBernstein Holding LP	1,021,733	22,702,907
Morgan Stanley	1,066,815	30,649,595
Northern Trust Corp.	494,025	27,872,891
State Street Corp.	306,600	21,483,462
The Goldman Sachs Group, Inc.	253,018	40,700,475

Commercial Banks 3.9%
CIT Group, Inc.	404,157	19,464,201

1

Fundamental Large Cap Value Fund
As of 10-31-13 (Unaudited)

	Shares	Value
Financials (continued)

Wells Fargo & Company	474,236	$20,245,135

Diversified Financial Services 8.5%
Bank of America Corp.	2,892,077	40,373,395
JPMorgan Chase & Company	913,482	47,080,862

Insurance 5.3%
American International Group, Inc.	850,349	43,920,526
Stewart Information Services Corp.	351,356	11,004,470

Health Care 5.3%		54,313,491

Biotechnology 0.8%
Amgen, Inc.	69,071	8,012,236

Health Care Equipment & Supplies 1.6%
Medtronic, Inc.	292,137	16,768,664

Pharmaceuticals 2.9%
Merck & Company, Inc.	314,314	14,172,418
Novartis AG, ADR	198,068	15,360,173

Industrials 5.7%		59,213,730

Air Freight & Logistics 1.7%
FedEx Corp.	131,274	17,196,894

Electrical Equipment 1.6%
Sensata Technologies Holding NV (I)	446,803	16,813,197

Industrial Conglomerates 2.4%
General Electric Company	964,179	25,203,639

Information Technology 14.9%		153,281,661

Communications Equipment 4.4%
Cisco Systems, Inc.	779,281	17,533,823
QUALCOMM, Inc.	394,653	27,416,544

Computers & Peripherals 4.3%
Apple, Inc.	83,869	43,808,972

IT Services 2.2%
Broadridge Financial Solutions, Inc.	650,162	22,859,696

Semiconductors & Semiconductor Equipment 1.0%
Intel Corp.	432,950	10,576,969

Software 3.0%
Microsoft Corp.	418,968	14,810,519
Oracle Corp.	485,825	16,275,138

Materials 1.6%		16,182,327

Containers & Packaging 1.6%
Avery Dennison Corp.	343,428	16,182,327

2

Fundamental Large Cap Value Fund
As of 10-31-13 (Unaudited)

	Par Value	Value

Short-Term Investments 2.2%		$22,728,000

(Cost $22,728,000)

Barclays Tri-Party Repurchase Agreement dated 10-31-13 at
0.070% to be repurchased at $22,298,043 on 11-1-13,
collateralized by $22,683,700 U.S. Treasury Notes, 0.375%
due 11-15-15 (valued at $22,744,042, including interest)	$22,298,000	22,298,000
Repurchase Agreement with State Street Corp. dated 10-31-
13 at 0.000% to be repurchased at $430,000 on 11-1-13,
collateralized by $445,000 U.S. Treasury Notes, 1.000%
due 5-31-18 (valued at $443,331, including interest)	430,000	430,000

Total investments (Cost $811,339,378)† 100.1%		$1,030,996,132

Other assets and liabilities, net (0.1%)		($1,061,776)

Total net assets 100.0%	$1,029,934,356

The percentage shown for each investment category is the total value of the category as a percentage of net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

† At 10-31-13, the aggregate cost of investment securities for federal income tax purposes was $811,642,604. Net unrealized appreciation aggregated $219,353,528, of which $220,639,336 related to appreciated investment securities and $1,285,808 related to depreciated investment securities.

The fund had the following country concentration as a percentage of total net assets on 10-31-13:

United States	86.2%
United Kingdom	4.3%
Switzerland	3.7%
Netherlands	2.6%
Germany	1.5%
France	1.0%
Canada	0.7%

Total	100.0%

3

Fundamental Large Cap Value Fund
As of 10-31-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Certain securities traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of certain foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of October 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	10/31/13	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$150,064,377	$135,089,035	$14,975,342	—
Consumer Staples	106,394,252	56,554,862	49,839,390	—
Energy	143,320,375	143,320,375	—	—
Financials	325,497,919	325,497,919	—	—
Health Care	54,313,491	54,313,491	—	—
Industrials	59,213,730	59,213,730	—	—
Information Technology	153,281,661	153,281,661	—	—
Materials	16,182,327	16,182,327	—	—
Short-Term Investments	22,728,000	—	22,728,000	—

Total Investments in Securities	$1,030,996,132	$943,453,400	$87,542,732	—

4

Fundamental Large Cap Value Fund
As of 10-31-13 (Unaudited)

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Fundamental Large Cap Value Fund.

374Q1 10/13
12/13

John Hancock INVESTMENTS

John Hancock Fundamental All Cap Core Fund

QUARTERLY PORTFOLIO HOLDINGS

10.31.2013

Fundamental All Cap Core Fund
As of 10-31-13 (Unaudited)

	Shares	Value

Common Stocks 98.9%		$12,894,432

(Cost $10,891,950)

Consumer Discretionary 25.9%		3,374,225

Diversified Consumer Services 2.2%
Apollo Group, Inc., Class A (I)	10,788	287,930

Hotels, Restaurants & Leisure 1.0%
Starbucks Corp.	1,674	135,678

Household Durables 7.6%
Lennar Corp., Class A	15,641	556,038
NVR, Inc. (I)	254	232,999
Tempur Sealy International, Inc. (I)	5,154	197,656

Internet & Catalog Retail 9.6%
Amazon.com, Inc. (I)	2,841	1,034,209
Blue Nile, Inc. (I)	5,169	212,291

Specialty Retail 5.5%
Advance Auto Parts, Inc.	3,780	374,900
Bed Bath & Beyond, Inc. (I)	1,686	130,362
Lowe's Companies, Inc.	4,262	212,162

Consumer Staples 3.9%		505,428

Beverages 3.9%
Diageo PLC, ADR	983	125,421
Heineken Holding NV	1,751	111,492
SABMiller PLC	2,576	134,017
Tsingtao Brewery Company, Ltd., H Shares	16,446	134,498

Energy 8.5%		1,109,781

Energy Equipment & Services 4.2%
National Oilwell Varco, Inc.	1,404	113,977
Schlumberger, Ltd.	1,585	148,546
Weatherford International, Ltd. (I)	17,513	287,914

Oil, Gas & Consumable Fuels 4.3%
Apache Corp.	3,331	295,793
Occidental Petroleum Corp.	2,598	249,616
Ultra Petroleum Corp. (I)	759	13,935

Financials 23.3%		3,044,130

Capital Markets 12.8%
AllianceBernstein Holding LP	12,779	283,949
Morgan Stanley	13,764	395,440
Northern Trust Corp.	2,967	167,398
State Street Corp.	293	20,531
T. Rowe Price Group, Inc.	3,892	301,280
The Goldman Sachs Group, Inc.	3,125	502,688

Commercial Banks 1.0%
CIT Group, Inc.	2,612	125,794

Diversified Financial Services 6.4%
Bank of America Corp.	42,276	590,173
JPMorgan Chase & Company	4,765	245,588

Insurance 3.1%
American International Group, Inc.	7,963	411,289

1

Fundamental All Cap Core Fund
As of 10-31-13 (Unaudited)

	Shares	Value
Health Care 1.6%		$210,267

Health Care Providers & Services 1.6%
AMN Healthcare Services, Inc. (I)	16,957	210,267

Industrials 3.9%		507,779

Aerospace & Defense 1.0%
L-3 Communications Holdings, Inc.	1,371	137,717

Electrical Equipment 2.4%
Sensata Technologies Holding NV (I)	8,194	308,340

Professional Services 0.5%
IHS, Inc., Class A (I)	566	61,722

Information Technology 29.4%		3,826,600

Communications Equipment 5.2%
QUALCOMM, Inc.	9,750	677,333

Computers & Peripherals 9.9%
Apple, Inc.	1,593	832,104
EMC Corp.	9,562	230,157
NetApp, Inc.	5,957	231,191

Internet Software & Services 5.9%
Bankrate, Inc. (I)	19,507	328,498
Google, Inc., Class A (I)	428	441,088

IT Services 4.9%
Broadridge Financial Solutions, Inc.	4,506	158,431
VeriFone Systems, Inc. (I)	20,988	475,588

Software 3.5%
FactSet Research Systems, Inc.	4,151	452,210

Materials 2.4%		316,222

Containers & Packaging 2.4%
Avery Dennison Corp.	6,711	316,222

Total investments (Cost $10,891,950)† 98.9%		$12,894,432

Other assets and liabilities, net 1.1%		$144,343

Total net assets 100.0%		$13,038,775

The percentage shown for each investment category is the total value of the category as a percentage of net assets of the fund.

ADR American Depositary Receipts

(I) Non-income producing security.

† At 10-31-13, the aggregate cost of investment securities for federal income tax purposes was $10,979,088. Net unrealized appreciation aggregated $1,915,344, of which $1,938,615 related to appreciated investment securities and $23,271 related to depreciated investment securities.

2

Fundamental All Cap Core Fund
As of 10-31-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of certain foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of October 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	10-31-13	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$3,374,225	$3,374,225	—	—
Consumer Staples	505,428	125,421	$380,007	—
Energy	1,109,781	1,109,781	—	—
Financials	3,044,130	3,044,130	—	—
Health Care	210,267	210,267	—	—
Industrials	507,779	507,779	—	—
Information Technology	3,826,600	3,826,600	—	—
Materials	316,222	316,222	—	—

Total Investments in Securities	$12,894,432	$12,514,425	$380,007	—

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

3

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Fundamental All Cap Core Fund.

376Q1 10/13
12/13

John Hancock INVESTMENTS

John Hancock Diversified Strategies Fund

QUARTERLY PORTFOLIO HOLDINGS

10.31.2013

Diversified Strategies Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Corporate Bonds 38.3%				$16,951,094

(Cost $15,935,270)

Consumer Discretionary 5.0%				2,210,084

Auto Components 0.8%
Allison Transmission, Inc. (S)	7.125	05/15/19	$125,000	134,674
Dana Holding Corp.	6.000	09/15/23	50,000	51,250
Visteon Corp.	6.750	04/15/19	144,000	153,720

Automobiles 0.2%
Ford Motor Credit Company LLC	5.875	08/02/21	85,000	97,349

Hotels, Restaurants & Leisure 1.7%
CCM Merger, Inc. (S)	9.125	05/01/19	150,000	159,000
Greektown Superholdings, Inc.	13.000	07/01/15	100,000	104,375
Landry's, Inc. (S)	9.375	05/01/20	50,000	54,125
Marina District Finance Company, Inc.	9.500	10/15/15	68,000	71,315
MGM Resorts International	8.625	02/01/19	100,000	117,375
Seminole Indian Tribe of Florida (S)	7.750	10/01/17	200,000	212,250
Wok Acquisition Corp. (S)	10.250	06/30/20	25,000	27,188

Media 0.1%
Cinemark USA, Inc.	4.875	06/01/23	30,000	28,575

Multiline Retail 0.4%
Macy's Retail Holdings, Inc.	7.875	08/15/36	175,000	197,825

Specialty Retail 1.3%
Automotores Gildemeister SA (S)	8.250	05/24/21	150,000	137,250
AutoNation, Inc.	5.500	02/01/20	50,000	53,563
Hillman Group, Inc.	10.875	06/01/18	100,000	108,500
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10/15/19	50,000	51,875
L Brands, Inc.	6.625	04/01/21	50,000	55,000
Toys R Us Property Company II LLC	8.500	12/01/17	100,000	103,250
Toys R Us, Inc.	10.375	08/15/17	50,000	46,875

Textiles, Apparel & Luxury Goods 0.5%
Burlington Coat Factory Warehouse Corp.	10.000	02/15/19	125,000	140,000
Hot Topic, Inc. (S)	9.250	06/15/21	100,000	104,750

Consumer Staples 2.0%				883,568

Beverages 0.7%
Ajecorp BV (S)	6.500	05/14/22	40,000	40,400
Coca-Cola Icecek AS (S)	4.750	10/01/18	200,000	206,622
Crestview DS Merger Sub II, Inc. (S)	10.000	09/01/21	70,000	72,800

Food & Staples Retailing 0.1%
Safeway, Inc.	5.000	08/15/19	60,000	61,977

Food Products 0.5%
B&G Foods, Inc.	4.625	06/01/21	15,000	14,644
Corporacion Pesquera Inca SAC (S)	9.000	02/10/17	78,000	78,000
Simmons Foods, Inc. (S)	10.500	11/01/17	100,000	104,750

Household Products 0.1%
The Sun Products Corp. (S)	7.750	03/15/21	60,000	54,000

Personal Products 0.1%
Revlon Consumer Products Corp. (S)	5.750	02/15/21	50,000	49,375

1

Diversified Strategies Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Consumer Staples (continued)

Tobacco 0.5%
Alliance One International, Inc. (S)	9.875	07/15/21	$100,000	$96,000
Vector Group, Ltd.	7.750	02/15/21	100,000	105,000

Energy 4.4%				1,960,480

Energy Equipment & Services 0.3%
Key Energy Services, Inc.	6.750	03/01/21	35,000	35,613
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	100,000	107,000

Oil, Gas & Consumable Fuels 4.1%
Afren PLC (S)	10.250	04/08/19	200,000	229,000
BreitBurn Energy Partners LP	7.875	04/15/22	20,000	20,200
Ecopetrol SA	5.875	09/18/23	150,000	162,825
Enterprise Products Operating LLC (8.375% to 08/01/2016,
then 3 month LIBOR + 3.708%)	8.375	08/01/66	20,000	22,075
EP Energy LLC	7.750	09/01/22	20,000	22,500
EV Energy Partners LP	8.000	04/15/19	100,000	100,000
Halcon Resources Corp.	8.875	05/15/21	30,000	31,238
Kinder Morgan Energy Partners LP	5.800	03/15/35	200,000	207,724
Midstates Petroleum Company, Inc.	9.250	06/01/21	100,000	103,000
Newfield Exploration Company	5.750	01/30/22	100,000	105,000
Pertamina Persero PT (S)	5.250	05/23/21	200,000	199,500
Petrobras Global Finance BV	4.375	05/20/23	40,000	36,948
Petroleos de Venezuela SA	5.375	04/12/27	50,000	30,750
Petroleos de Venezuela SA (S)	8.500	11/02/17	200,000	179,500
Petroleos Mexicanos	5.500	01/21/21	150,000	163,500
Rex Energy Corp.	8.875	12/01/20	15,000	16,200
Summit Midstream Holdings LLC (S)	7.500	07/01/21	30,000	31,575
TransCanada Pipelines, Ltd. (6.350% to 05/15/2017, then 3
month LIBOR + 2.210%)	6.350	05/15/67	100,000	103,832
WPX Energy, Inc.	6.000	01/15/22	50,000	52,500

Financials 11.5%				5,069,859

Capital Markets 1.5%
Jefferies Group, Inc.	6.875	04/15/21	200,000	226,000
Morgan Stanley	5.750	01/25/21	300,000	343,373
The Goldman Sachs Group, Inc.	5.750	01/24/22	95,000	107,689

Commercial Banks 2.5%
Banco do Brasil SA/Cayman Island (6.250% to 04/15/2024,
then 10 Year U.S. Treasury + 4.398%) (Q)(S)	6.250	04/15/24	200,000	168,000
Fifth Third Bancorp (5.100% to 06/30/2023, then 3 month
LIBOR + 3.033%) (Q)	5.100	06/30/23	60,000	54,000
HBOS PLC (S)	6.000	11/01/33	95,000	92,644
ICICI Bank, Ltd. (S)	5.750	11/16/20	200,000	207,133
PNC Financial Services Group, Inc. (4.850% to 06/01/2023,
then 3 month LIBOR + 3.040%) (Q)	4.850	06/01/23	30,000	27,375
Royal Bank of Scotland Group PLC	6.125	12/15/22	215,000	222,199
Russian Agricultural Bank OJSC (S)	5.100	07/25/18	200,000	204,516
Synovus Financial Corp.	7.875	02/15/19	20,000	22,750
Wells Fargo & Company, Series K (7.980% to 03/15/2018,
then 3 month LIBOR + 3.770%) (Q)	7.980	03/15/18	100,000	112,750

Consumer Finance 0.2%
Springleaf Finance Corp. (S)	6.000	06/01/20	75,000	73,875

2

Diversified Strategies Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

Diversified Financial Services 2.1%
Bank of America Corp.	5.700	01/24/22	$140,000	$160,655
General Electric Capital Corp. (6.375% to 11/15/2017, then 3
month LIBOR + 2.289%)	6.375	11/15/67	15,000	16,275
General Electric Capital Corp. (7.125% until 06/15/2022, then
3 month LIBOR + 5.296%) (Q)	7.125	06/15/22	100,000	111,500
ING US, Inc. (5.650% to 05/15/2023, then 3 month LIBOR +
3.580%)	5.650	05/15/53	50,000	47,552
JPMorgan Chase & Company (5.150% to 05/01/2023, then 3
month LIBOR + 3.250%) (Q)	5.150	05/01/23	50,000	45,250
JPMorgan Chase & Company (7.900% to 04/30/2018, then 3
month LIBOR + 3.470%) (Q)	7.900	04/30/18	200,000	220,500
Rabobank Nederland NV (11.000% to 06/30/2019, then 3
month LIBOR + 10.868%) (Q)(S)	11.000	06/30/19	200,000	263,000
SPL Logistics Escrow LLC (S)	8.875	08/01/20	24,000	25,740
UBS AG	7.625	08/17/22	50,000	56,985

Insurance 3.4%
AXA SA	8.600	12/15/30	200,000	243,448
CNA Financial Corp.	7.250	11/15/23	200,000	245,469
Glen Meadow Pass-Through Trust (6.505% to 02/15/2017,
then 3 month LIBOR + 2.125%) (S)	6.505	02/12/67	200,000	191,000
Liberty Mutual Group, Inc. (S)	6.500	03/15/35	50,000	55,428
Liberty Mutual Group, Inc. (S)	7.800	03/15/37	200,000	218,000
Lincoln National Corp. (6.050% to 04/20/2017, then 3 month
LIBOR + 2.040%)	6.050	04/20/67	150,000	148,875
Lincoln National Corp. (7.000% to 5-17-16, then 3 month
LIBOR + 2.358%)	7.000	05/17/66	20,000	20,650
Nippon Life Insurance Company (P)(S)	5.000	10/18/42	200,000	203,000
Onex USI Acquisition Corp. (S)	7.750	01/15/21	40,000	40,800
Pacific LifeCorp. (S)	6.000	02/10/20	15,000	16,958
Prudential Financial, Inc. (P)	5.200	03/15/44	10,000	9,700
Prudential Financial, Inc. (5.875% to 09/01/2022, then 3
month LIBOR + 4.175%)	5.875	09/15/42	45,000	45,675
White Mountains Re Group, Ltd. (7.506% to 06/30/2017, then
3 month LIBOR + 3.200%) (Q)(S)	7.506	06/30/17	50,000	51,456

Real Estate Investment Trusts 1.6%
Host Hotels & Resorts LP	5.250	03/15/22	200,000	211,508
MPT Operating Partnership LP	6.375	02/15/22	35,000	36,138
MPT Operating Partnership LP	6.875	05/01/21	100,000	107,500
ProLogis International Funding II (S)	4.875	02/15/20	20,000	20,411
Prologis LP	6.875	03/15/20	73,000	87,036
Weyerhaeuser Company	7.375	03/15/32	200,000	248,583

Real Estate Management & Development 0.1%
General Shopping Investments, Ltd. (12.000% to 03/20/2017,
then 5 Year USGG + 11.052%) (Q)(S)	12.000	03/20/17	30,000	26,400

Thrifts & Mortgage Finance 0.1%
Nationstar Mortgage LLC	7.875	10/01/20	30,000	32,063

Health Care 0.6%				276,975

Health Care Equipment & Supplies 0.1%
MModal, Inc. (S)	10.750	08/15/20	60,000	35,400

3

Diversified Strategies Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Health Care (continued)

Health Care Providers & Services 0.4%
HCA, Inc.	7.500	02/15/22	$100,000	$112,375
National Mentor Holdings, Inc. (S)	12.500	02/15/18	100,000	107,000

Pharmaceuticals 0.1%
Valeant Pharmaceuticals International (S)	7.500	07/15/21	20,000	22,200

Industrials 6.0%				2,642,578

Aerospace & Defense 1.0%
Huntington Ingalls Industries, Inc.	7.125	03/15/21	150,000	162,563
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	120,000	130,800
Textron Financial Corp. (6.000% to 02/15/2017, then 3 month
LIBOR + 1.735%) (S)	6.000	02/15/67	150,000	132,750

Airlines 1.7%
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	01/31/18	85,776	89,422
British Airways PLC (S)	5.625	06/20/20	15,000	15,525
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	01/02/18	28,400	30,246
Continental Airlines 2010-1 Class A Pass Through Trust	4.750	01/12/21	178,419	187,340
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01/02/23	68,416	75,258
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22	134,550	149,687
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	07/02/18	151,668	166,455
US Airways 2012-1 Class A Pass Through Trust	5.900	10/01/24	24,012	25,212

Building Products 0.7%
Gibraltar Industries, Inc.	6.250	02/01/21	70,000	72,450
Voto-Votorantim, Ltd. (S)	6.750	04/05/21	200,000	227,000

Commercial Services & Supplies 1.1%
Ahern Rentals, Inc. (S)	9.500	06/15/18	20,000	21,450
Casella Waste Systems, Inc.	7.750	02/15/19	40,000	40,400
Iron Mountain, Inc.	5.750	08/15/24	45,000	42,975
Iron Mountain, Inc.	6.000	08/15/23	45,000	45,788
Safway Group Holding LLC (S)	7.000	05/15/18	100,000	103,500
Steelcase, Inc.	6.375	02/15/21	200,000	223,157

Construction & Engineering 0.1%
Tutor Perini Corp.	7.625	11/01/18	50,000	53,125

Electrical Equipment 0.3%
Coleman Cable, Inc.	9.000	02/15/18	130,000	138,125

Industrial Conglomerates 0.5%
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/14/15	200,000	200,000
Tenedora Nemak SA de CV (S)	5.500	02/28/23	20,000	19,850

Road & Rail 0.3%
Florida East Coast Railway Corp.	8.125	02/01/17	100,000	105,250
The Kenan Advantage Group, Inc. (S)	8.375	12/15/18	40,000	42,500

Trading Companies & Distributors 0.3%
Aircastle, Ltd.	6.250	12/01/19	25,000	26,625
International Lease Finance Corp. (S)	7.125	09/01/18	100,000	115,125

Information Technology 0.1%				52,200

Internet Software & Services 0.1%
Ancestry.com, Inc.	11.000	12/15/20	45,000	52,200

4

Diversified Strategies Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Materials 2.8%				$1,250,613

Chemicals 0.3%
Braskem Finance, Ltd. (S)	7.000	05/07/20	$100,000	109,250
Nufarm Australia, Ltd. (S)	6.375	10/15/19	40,000	41,200

Construction Materials 0.2%
American Gilsonite Company (S)	11.500	09/01/17	70,000	72,625

Containers & Packaging 0.4%
Consolidated Container Company LLC (S)	10.125	07/15/20	35,000	37,800
Pretium Packaging LLC	11.500	04/01/16	100,000	108,000
Tekni-Plex, Inc. (S)	9.750	06/01/19	32,000	36,160

Metals & Mining 1.4%
AngloGold Ashanti Holdings PLC	8.500	07/30/20	60,000	64,200
Commercial Metals Company	7.350	08/15/18	150,000	171,000
Edgen Murray Corp. (S)	8.750	11/01/20	30,000	34,650
Rain CII Carbon LLC (S)	8.000	12/01/18	40,000	41,300
SunCoke Energy, Inc.	7.625	08/01/19	100,000	107,250
Vale Overseas, Ltd.	4.625	09/15/20	200,000	206,956

Paper & Forest Products 0.5%
Georgia-Pacific LLC	7.250	06/01/28	171,000	210,497
Neenah Paper, Inc. (S)	5.250	05/15/21	10,000	9,725

Telecommunication Services 3.4%				1,485,043

Diversified Telecommunication Services 2.1%
American Tower Corp.	4.700	03/15/22	40,000	40,276
CenturyLink, Inc.	5.800	03/15/22	50,000	49,500
CenturyLink, Inc.	7.600	09/15/39	200,000	186,000
GTP Acquisition Partners I LLC (S)	4.704	05/15/18	50,000	49,414
Telecom Italia Capital SA	6.999	06/04/18	35,000	38,329
Telecom Italia Capital SA	7.200	07/18/36	200,000	194,105
Telefonica Emisiones SAU	5.134	04/27/20	200,000	210,975
Windstream Corp.	7.750	10/01/21	150,000	160,125

Wireless Telecommunication Services 1.3%
Digicel Group, Ltd. (S)	8.250	09/30/20	200,000	211,000
MetroPCS Wireless, Inc. (S)	6.250	04/01/21	15,000	15,694
Millicom International Cellular SA (S)	6.625	10/15/21	200,000	205,500
Qtel International Finance, Ltd. (S)	7.875	06/10/19	100,000	124,125

Utilities 2.5%				1,119,694

Electric Utilities 1.7%
DPL, Inc.	7.250	10/15/21	200,000	208,000
Electricite de France SA (5.250% to 01/29/2023, then 10
Year Swap Rate + 3.709%) (Q)(S)	5.250	01/29/23	100,000	98,300
Israel Electric Corp., Ltd. (S)	5.625	06/21/18	200,000	210,444
Majapahit Holding BV (S)	7.750	01/20/20	150,000	172,125
NextEra Energy Capital Holdings, Inc. (6.650% to
06/15/2017, then 3 month LIBOR + 2.125%)	6.650	06/15/67	30,000	30,750
Southern California Edison Company (6.250% to 02/01/2022,
then 3 month LIBOR + 4.199%) (Q)	6.250	02/01/22	35,000	36,575

Independent Power Producers & Energy Traders 0.6%
AES Corp.	4.875	05/15/23	100,000	95,750
NRG Energy, Inc.	8.250	09/01/20	150,000	167,250

5

Diversified Strategies Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Utilities (continued)

Multi-Utilities 0.2%
Integrys Energy Group, Inc. (6.110% to 12/01/2016, then 3
month LIBOR + 2.120%)	6.110	12/01/66	$100,000	$100,500

U.S. Government & Agency Obligations 4.7%				$2,071,209

(Cost $2,049,926)

U.S. Government 3.3%				1,447,256

Treasury Inflation Protected Securities
Inflation Indexed Note	1.875	07/15/15	215,221	226,621
Inflation Indexed Note	1.250	07/15/20	213,402	234,308
Inflation Indexed Note	0.125	04/15/17	223,436	230,995
U.S. Treasury Notes
Note	1.375	06/30/18	750,000	755,332

U.S. Government Agency 1.4%				623,953

Federal National Mortgage Association	4.500	01/01/40	579,747	623,953

Foreign Government Obligations 0.5%				$229,006

(Cost $225,672)

Foreign Government 0.5%				229,006

Federative Republic of Brazil
Bond	10.000	01/01/21 BRL	275,000	117,946
Government of Mexico
Bond	10.000	12/05/24 MXN	1,100,000	111,060

Capital Preferred Securities 0.8%				$360,769

(Cost $347,010)

Financials 0.8%				360,769

Fifth Third Capital Trust IV (6.500% to 04/15/2017, then 3
month LIBOR + 1.368%)	6.500	04/15/37	150,000	148,125
MetLife Capital Trust IV (7.875% to 12/15/2032, then 3
month LIBOR + 3.960%) (S)	7.875	12/15/37	35,000	40,338
MetLife Capital Trust X (9.250% to 04/08/2033, then 3 month
LIBOR + 5.540%) (S)	9.250	04/08/38	30,000	38,775
ZFS Finance USA Trust II (6.450% to 6-15-16 then 3 month
LIBOR + 2.000%) (S)	6.450	12/15/65	100,000	107,000
ZFS Finance USA Trust V (6.500% to 05/09/2017, then 3
month LIBOR + 2.285%) (S)	6.500	05/09/37	25,000	26,531

Convertible Bonds 1.0%				$440,876

(Cost $401,535)

Consumer Discretionary 0.3%				110,250

MGM Resorts International	4.250	04/15/15	90,000	110,250

Financials 0.5%				240,438

MGIC Investment Corp.	2.000	04/01/20	100,000	136,500
Walter Investment Management Corp.	4.500	11/01/19	100,000	103,938

6

Diversified Strategies Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Health Care 0.2%				$90,188

Vivus, Inc. (S)	4.500	05/01/20	$100,000	90,188

Term Loans (M) 2.9%				$1,268,709

(Cost $1,226,364)

Consumer Discretionary 1.1%				494,233

Leisure Equipment & Products 0.6%
Steinway Musical Instruments, Inc.	9.250	09/11/20	250,000	255,000

Media 0.3%
Clear Channel Communications, Inc.	3.818	01/29/16	37,381	36,253
Clear Channel Communications, Inc.	6.918	01/30/19	110,259	105,380

Specialty Retail 0.2%
Toys R Us Property Company I LLC	6.000	08/21/19	100,000	97,600

Consumer Staples 0.2%				95,842

Household Products 0.2%
The Sun Products Corp.	5.500	03/23/20	99,749	95,842

Financials 0.2%				80,353

Real Estate Investment Trusts 0.2%
iStar Financial, Inc.	4.500	10/16/17	80,078	80,353

Health Care 0.7%				299,096

Health Care Providers & Services 0.7%
Catalent Pharma Solutions, Inc.	6.500	12/29/17	150,000	151,375
National Mentor Holdings, Inc.	6.500	02/09/17	146,986	147,721

Industrials 0.5%				198,747

Aerospace & Defense 0.2%
WP CPP Holdings LLC	4.750	12/27/19	99,250	99,167

Airlines 0.3%
Delta Air Lines, Inc.	4.000	10/18/18	99,250	99,580

Information Technology 0.2%				100,438

Software 0.2%
BMC Software, Inc.	5.000	09/10/20	100,000	100,438

Collateralized Mortgage Obligations 3.1%				$1,386,735

(Cost $1,385,903)

Commercial & Residential 2.5%				1,125,975

American Home Mortgage Assets LLC
Series 2006-6, Class XP IO	2.089	12/25/46	1,298,637	92,842
Americold 2010 LLC Trust
Series 2010-ARTA, Class D (S)	7.443	01/14/29	100,000	113,381
Commercial Mortgage Pass Through Certificates
Series 2012-CR5, Class XA IO	1.933	12/10/45	513,533	55,913
Countrywide Alternative Loan Trust
Series 2007-16CB, Class 4A7	6.000	08/25/37	107,799	93,435

7

Diversified Strategies Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

Extended Stay America Trust
Series 2013-ESHM, Class M (S)	7.625	12/05/19	100,000	$102,931
Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class D (S)	5.007	05/05/27	100,000	102,794
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2013-INMZ, Class M (P) (S)	6.160	09/15/18	100,000	100,315
Motel 6 Trust
Series 2012-MTL6, Class D (S)	3.781	10/05/25	100,000	99,644
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO (S)	1.800	05/10/63	540,358	50,250
VFC 2013-1 LLC
Series 2013-1, Class A (S)	3.130	03/20/26	184,902	185,854
WaMu Mortgage Pass Through Certificates
Series 2005-AR2, Class 2A1B (P)	0.540	01/25/45	25,788	23,274
Wells Fargo Commercial Mortgage Trust
Series 2013-1, Class 20B (P) (S)	2.710	03/18/28	80,000	74,147
Series 2013-BTC, Class E (P) (S)	3.550	04/16/35	40,000	31,195

U.S. Government Agency 0.6%				260,760

Federal Home Loan Mortgage Corp.
Series 288, Class IO	3.000	10/15/27	364,264	50,377
Series 4077, Class IK IO	5.000	07/15/42	103,962	20,677
Series K018, Class X1 IO	1.458	01/25/22	403,964	36,375
Series K710, Class X1 IO	1.783	05/25/19	278,465	23,159
Federal National Mortgage Association
Series 2012-118, Class IB IO	3.500	11/25/42	158,446	35,557
Series 2012-137, Class WI IO	3.500	12/25/32	229,951	48,866
Series 407, Class C6 IO	5.500	01/25/40	143,828	24,509
Government National Mortgage Association
Series 2012-114, Class IO	1.031	01/16/53	225,482	21,240

Asset Backed Securities 1.1%				$489,169

(Cost $462,687)

ACE Securities Corp.
Series 2006-ASP5, Class A2B (P)	0.300	10/25/36	35,312	16,493
Series 2006-ASP5, Class A2C (P)	0.350	10/25/36	30,740	14,395
Series 2006-ASP5, Class A2D (P)	0.430	10/25/36	61,481	29,105
Aegis Asset Backed Securities Trust
Series 2005-4, Class M1 (P)	0.620	10/25/35	75,000	62,023
Argent Securities, Inc.
Series 2006-M2, Class A2C (P)	0.320	09/25/36	168,309	67,028
Citicorp Residential Mortgage Securities, Inc.
Series 2007-2, Class A6 (P)	5.939	06/25/37	32,524	32,840
Countrywide Asset-Backed Certificates
Series 2004-10, Class AF5B (P)	5.110	02/25/35	58,496	61,218
Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01/25/42	116,850	127,024
MASTR Asset Backed Securities Trust
Series 2007-HE2, Class A2 (P)	0.870	08/25/37	22,647	22,208
Morgan Stanley ABS Capital I
Series 2006-HE4, Class A3 (P)	0.320	06/25/36	50,486	31,781
Soundview Home Loan Trust
Series 2006-OPT2, Class A3 (P)	0.350	05/25/36	27,332	25,054

8

Diversified Strategies Fund
As of 10-31-13 (Unaudited)

	Shares	Value

Common Stocks 29.7%		$13,152,630

(Cost $12,437,081)

Consumer Discretionary 4.3%		1,929,971

Auto Components 0.2%
Continental AG	565	103,391

Automobiles 0.4%
Nissan Motor Company, Ltd.	17,000	170,189

Hotels, Restaurants & Leisure 0.4%
Compass Group PLC	7,577	108,961
Starbucks Corp.	899	72,864

Internet & Catalog Retail 0.9%
Amazon.com, Inc. (I)	1,096	398,977

Media 1.3%
British Sky Broadcasting Group PLC	8,758	131,622
Omnicom Group, Inc.	1,950	132,815
Pearson PLC	7,472	155,886
SES SA	5,150	149,795

Multiline Retail 0.5%
Macy's, Inc.	2,537	116,981
Target Corp.	1,483	96,084

Specialty Retail 0.5%
Lowe's Companies, Inc.	4,425	220,277

Textiles, Apparel & Luxury Goods 0.1%
Adidas AG	632	72,129

Consumer Staples 2.2%		974,243

Beverages 0.9%
Anheuser-Busch InBev NV	695	72,151
PepsiCo, Inc.	1,547	130,087
SABMiller PLC (I)	3,657	190,257

Food Products 0.3%
Mondelez International, Inc., Class A	2,647	89,045
Unilever NV	1,674	66,301

Household Products 0.3%
The Procter & Gamble Company	1,423	114,907

Personal Products 0.2%
Pola Orbis Holdings, Inc.	2,400	81,402

Tobacco 0.5%
British American Tobacco PLC	1,807	99,532
Philip Morris International, Inc.	1,465	130,561

Energy 2.9%		1,266,408

Energy Equipment & Services 0.6%
Schlumberger, Ltd.	2,214	207,496
Weatherford International, Ltd. (I)	3,092	50,832

Oil, Gas & Consumable Fuels 2.3%
Apache Corp.	854	75,835
BG Group PLC	4,956	100,964
BP PLC	9,989	77,301
Chevron Corp.	1,578	189,297

9

Diversified Strategies Fund
As of 10-31-13 (Unaudited)

	Shares	Value

Energy (continued)

Exxon Mobil Corp.	1,907	$170,905
Galp Energia SGPS SA	4,726	80,172
Occidental Petroleum Corp.	1,011	97,137
Suncor Energy, Inc.	1,747	63,503
Total SA	2,494	152,966

Financials 6.9%		3,054,966

Capital Markets 1.0%
BlackRock, Inc.	164	49,333
Credit Suisse Group AG	4,955	154,095
Morgan Stanley	1,558	44,761
Northern Trust Corp.	1,572	88,692
State Street Corp.	496	34,755
T. Rowe Price Group, Inc.	309	23,920
The Goldman Sachs Group, Inc.	325	52,280

Commercial Banks 3.0%
Alior Bank SA (I)	2,549	64,563
Barclays PLC	36,052	152,363
HSBC Holdings PLC	22,450	246,059
Huntington Bancshares, Inc.	18,356	161,533
Standard Chartered PLC	5,842	140,405
Sumitomo Mitsui Financial Group, Inc.	6,100	293,770
Wells Fargo & Company	6,322	269,886

Diversified Financial Services 1.8%
Bank of America Corp.	4,723	65,933
Berkshire Hathaway, Inc., Class B (I)	621	71,465
Citigroup, Inc.	772	37,658
Deutsche Boerse AG	2,202	165,761
JPMorgan Chase & Company	8,383	432,060

Insurance 1.1%
Allianz SE	577	97,039
American International Group, Inc.	855	44,161
MetLife, Inc.	4,014	189,902
Prudential Financial, Inc.	339	27,591
The Dai-ichi Life Insurance Company, Ltd.	10,300	146,981

Health Care 3.2%		1,410,049

Biotechnology 0.2%
Amgen, Inc.	913	105,908

Health Care Equipment & Supplies 0.4%
Baxter International, Inc.	1,234	81,284
Medtronic, Inc.	1,276	73,242

Health Care Providers & Services 0.1%
Express Scripts Holding Company (I)	780	48,766

Pharmaceuticals 2.5%
Bayer AG	677	84,137
Johnson & Johnson	1,893	175,311
Novartis AG	6,137	475,724
Pfizer, Inc.	4,876	149,596
Roche Holdings AG	782	216,081

10

Diversified Strategies Fund
As of 10-31-13 (Unaudited)

	Shares	Value

Industrials 3.8%		$1,669,423

Aerospace & Defense 1.1%
Raytheon Company	1,433	118,036
Safran SA	2,100	134,106
United Technologies Corp.	2,204	234,175

Air Freight & Logistics 0.2%
United Parcel Service, Inc., Class B	736	72,305

Commercial Services & Supplies 0.2%
Clean Harbors, Inc. (I)	1,122	69,284

Construction & Engineering 0.1%
Fluor Corp.	775	57,521

Electrical Equipment 0.5%
Emerson Electric Company	2,364	158,317
Prysmian SpA	2,268	55,415

Industrial Conglomerates 0.9%
Danaher Corp.	1,280	92,275
General Electric Company	5,857	153,102
Hutchison Whampoa, Ltd.	7,000	87,115
Smiths Group PLC	3,565	82,006

Machinery 0.5%
Caterpillar, Inc.	600	50,016
CNH Industrial NV (I)	6,284	74,315
Fuji Machine Manufacturing Company, Ltd.	13,200	118,766

Professional Services 0.3%
Experian PLC	2,760	56,191
Nielsen Holdings NV	1,432	56,478

Information Technology 4.2%		1,855,865

Communications Equipment 0.6%
Cisco Systems, Inc.	1,982	44,595
QUALCOMM, Inc.	3,096	215,079

Computers & Peripherals 0.7%
Apple, Inc.	412	215,208
EMC Corp.	3,951	95,101

Electronic Equipment, Instruments & Components 0.3%
Hitachi, Ltd.	10,000	69,836
Hoya Corp.	2,900	69,661

Internet Software & Services 0.5%
Google, Inc., Class A (I)	209	215,391

IT Services 0.5%
Automatic Data Processing, Inc.	1,484	111,255
Visa, Inc., Class A	556	109,349

Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG	10,808	104,581
Intel Corp.	2,104	51,401

Software 1.3%
FactSet Research Systems, Inc.	760	82,794
Microsoft Corp.	9,000	318,150
Oracle Corp.	4,581	153,464

11

Diversified Strategies Fund
As of 10-31-13 (Unaudited)

	Shares	Value

Materials 1.3%		$598,482

Chemicals 0.8%
Akzo Nobel NV	2,537	183,911
BASF SE	828	86,126
E.I. du Pont de Nemours & Company	1,443	88,312

Containers & Packaging 0.3%
Amcor, Ltd.	11,919	122,066

Metals & Mining 0.2%
BHP Billiton, Ltd.	3,337	118,067

Telecommunication Services 0.8%		346,910

Diversified Telecommunication Services 0.2%
Vivendi SA	3,677	93,212

Wireless Telecommunication Services 0.6%
Softbank Corp.	1,900	141,766
Vodafone Group PLC	30,394	111,932

Utilities 0.1%		46,313

Electric Utilities 0.1%
PPL Corp.	1,512	46,313

Preferred Securities 1.9%		$833,686

(Cost $785,917)

Consumer Discretionary 0.3%		115,470

Automobiles 0.3%
General Motors Company, Series B, 4.750%	2,250	115,470

Consumer Staples 0.2%		83,525

Household Products 0.2%
Henkel AG & Company KgaA, 0.800%	772	83,525

Financials 0.6%		246,853

Capital Markets 0.1%
The Goldman Sachs Group, Inc., 5.500%	1,200	27,396

Commercial Banks 0.3%
PNC Financial Services Group, Inc., 6.125%	2,150	54,567
Regions Financial Corp., 6.375%	1,935	44,312
U.S. Bancorp, 6.000%	1,700	46,189
Wells Fargo & Company, Series L, 7.500%	18	20,502

Consumer Finance 0.1%
Discover Financial Services, 6.500%	1,100	26,312

Real Estate Investment Trusts 0.1%
Weyerhaeuser Company, 6.375%	500	27,575

Industrials 0.4%		169,820

Aerospace & Defense 0.1%
United Technologies Corp., 7.500%	662	41,891

Airlines 0.3%
Continental Airlines Finance Trust II, 6.000%	2,835	127,929

12

Diversified Strategies Fund
As of 10-31-13 (Unaudited)

	Shares	Value

Materials 0.2%		$109,618

Metals & Mining 0.2%
ArcelorMittal, 6.000%	4,600	109,618

Telecommunication Services 0.2%		108,400

Diversified Telecommunication Services 0.2%
Intelsat SA, 5.750%	2,000	108,400

Exchange Traded Funds 8.1%		$3,574,562

(Cost $3,430,846)

Exchange Traded Funds 8.1%		3,574,562

Financial Select Sector SPDR Fund	9,100	187,096
iShares Global Infrastructure ETF	2,957	115,885
iShares MSCI South Korea Capped ETF	3,890	248,610
iShares MSCI Taiwan Index	6,250	90,688
iShares U.S. Oil & Gas Exploration & Production ETF	3,112	257,798
Market Vectors Oil Service ETF	5,101	253,112
PowerShares DB Commodity Index Tracking Fund (I)	6,337	163,178
PowerShares DB Energy Fund (I)	3,825	107,712
PowerShares DB Gold Fund (I)	1,241	55,324
SPDR S&P Global Natural Resources ETF	8,945	448,592
Vanguard FTSA Emerging Markets ETF	6,583	275,630
Vanguard FTSE Europe ETF	4,924	279,585
Vanguard Global ex-U.S. Real Estate ETF	707	40,900
Vanguard Industrials ETF	2,100	196,707
Vanguard Information Technology ETF	4,495	376,007
Vanguard MSCI EAFE ETF	9,365	382,560
Vanguard REIT ETF	1,377	95,178

Total investments (Cost $38,688,211)† 92.1%		$40,758,445

Other assets and liabilities, net 7.9%		$3,478,495

Total net assets 100.0%		$44,236,940

^The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

Notes to Portfolio of Investments

LIBOR London Interbank Offered Rate.

PIK Paid in Kind.

USGG U.S. Generic Government Index.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $8,079,396 or 18.3% of the Fund's net assets as of 10-31-13.

† At 10-31-13, the aggregate cost of investment securities for federal income tax purposes was $38,718,091. Net unrealized appreciation aggregated $2,040,354, of which $2,282,428 related to appreciated investment securities and $242,074 related to depreciated investment securities.

13

Diversified Strategies Fund
As of 10-31-13 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded Funds, held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of certain foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of October 31, 2013 by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	10/31/13	Price	Inputs	Inputs
Corporate Bonds	$16,951,094	—	$16,951,094	—
U.S. Government & Agency Obligations	2,071,209	—	2,071,209	—
Foreign Government Obligations	229,006	—	229,006	—
Capital Preferred Securities	360,769	—	360,769	—
Convertible Bonds	440,876	—	440,876	—
Term Loans	1,268,709	—	1,268,709	—
Collateralized Mortgage Obligations	1,386,735	—	1,386,735	—
Asset Backed Securities	489,169	—	489,169	—
Common Stocks	13,152,630	$7,393,561	5,759,069	—
Preferred Securities	833,686	622,232	211,454	—
Exchange Traded Funds	3,574,562	3,574,562	—	—

Total Investments in Securities	$40,758,445	$11,590,355	$29,168,090	—

Other Financial Instruments:
Futures	($49,749)	($49,749)
Forward Foreign Currency Contracts	($6,670)		($6,670)

14

Diversified Strategies Fund

As of 10-31-13 (Unaudited)

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Derivative Instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a predetermined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

During the period ended October 31, 2013, the fund used futures contracts to manage against anticipated changes in securities markets, gain exposure to certain security markets, substitute for securities purchase (or to be purchased) and maintain diversity and liquidity of the portfolio. The following table summarizes the contracts held at October 31, 2013.

						Unrealized
	Number of		Expiration	Notional	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Basis*	Value	(Depreciation)

Mini MSCI Emerging Markets	6	Short	Dec 2013	($301,676)	($307,170)	($5,494)
SPI 200 Futures	2	Short	Dec 2013	(247,190)	(255,947)	(8,757)
S&P 500 Emini Futures	12	Short	Dec 2013	(1,015,102)	(1,050,600)	(35,498)

						($49,749)

*Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

15

Diversified Strategies Fund
As of 10-31-13 (Unaudited)

During the period ended October 31, 2013, the fund used forward foreign currency contracts to manage against anticipated currency exchange rates and gain exposure to foreign currency. The following table summarizes the contracts held at October 31, 2013.

					Contractual			Net Unrealized
	Contract		Contract		Settlement	Unrealized	Unrealized	Appreciation/
	to Buy		to Sell	Counterparty	Date	Appreciation	Depreciation	(Depreciation)

				State Street Bank and Trust
GBP	93,555	USD	150,000	Company	12/4/2013	-	($27)	($27)
				State Street Bank and Trust
USD	128,746	AUD	140,108	Company	12/4/2013	-	(3,417)	(3,417)
				State Street Bank and Trust
USD	350,599	JPY	34,786,500	Company	12/4/2013	-	(3,226)	(3,226)

						-	($6,670)	($6,670)

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

16

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Diversified Strategies Fund.

392Q1 10/13
12/13

John Hancock INVESTMENTS

John Hancock China Emerging Leaders Fund

QUARTERLY PORTFOLIO HOLDINGS

10.31.2013

China Emerging Leaders Fund
As of 10-31-13 (Unaudited)

	Shares	Value

Common Stocks 92.9%		$321,344,534

(Cost $351,977,677)

China 45.4%		156,991,800

China Communications Construction Company, Ltd., H Shares	10,000,000	8,112,157
China Communications Services Corp., Ltd., H Shares	10,000,000	6,184,060
China Harmony Auto Holding, Ltd. (I)	2,311,000	1,820,948
China ITS Holdings Company, Ltd.	10,000,000	2,616,859
China Lodging Group, Ltd., ADR (I)	100,000	2,198,000
China Qinfa Group, Ltd.	10,000,000	786,347
China Yurun Food Group, Ltd. (I)	25,000,000	16,619,509
Chinasoft International, Ltd. (I)	22,000,000	6,448,120
Enterprise Development Holdings, Ltd. (I)	30,000,000	3,285,370
Guangzhou Shipyard International Company, Ltd., H Shares	3,000,000	4,424,546
Huadian Power International Corp., H Shares	13,000,000	6,026,058
Huili Resources Group, Ltd. (I)	12,000,000	2,845,847
Inner Mongolia Yitai Coal Company, H Shares	3,500,000	6,843,017
NQ Mobile, Inc., ADR (I)	100,000	1,440,000
NQ Mobile, Inc., Class A (I)	6,250,000	17,590,856
People's Insurance Company Group of China, Ltd., H Shares	30,000,000	14,152,458
Ping An Insurance Group Company, H Shares	1,000,000	7,867,591
Renhe Commercial Holdings Company, Ltd. (I)	300,000,000	16,849,529
Sany Heavy Equipment International Holdings Company, Ltd.	13,000,000	3,770,065
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	7,000,000	6,546,872
Sinopec Engineering Group Company, Ltd., H Shares (I)	5,000,000	7,319,872
Xiao Nan Guo Restaurants Holdings, Ltd.	25,000,000	5,163,243
Zhaojin Mining Industry Company, Ltd., H Shares	10,000,000	8,080,476

Hong Kong 43.1%		149,213,272

China Fiber Optic Network System Group, Ltd. (V)	88,000,000	15,674,590
China Foods, Ltd. (I)	22,000,000	9,965,747
China Mengniu Dairy Company, Ltd.	2,500,000	10,963,709
China Metal Recycling Holdings, Ltd. (I)	14,221,734	0
China Resources Power Holdings, Ltd.	5,000,000	13,097,428
China Water Affairs Group, Ltd.	25,000,000	9,388,820
ChinaVision Media Group, Ltd. (I)	60,000,000	3,677,273
Citic Pacific, Ltd.	5,000,000	7,111,763
Geely Automobile Holdings Company, Ltd.	10,000,000	5,051,870
Gemdale Properties and Investment Corp., Ltd. (I)	15,000,000	1,626,416
Glorious Property Holdings, Ltd. (I)	10,000,000	1,599,381
Haier Electronics Group Company, Ltd.	6,906,000	14,720,946
Hao Tian Development Group, Ltd. (I)	55,000,000	2,449,298
Hua Han Bio-Pharmaceutical Holdings, Ltd., H Shares	60,000,000	13,862,546
Ming Fung Jewellery Group, Ltd. (I)	83,000,000	2,655,358
Silver Base Group Holdings, Ltd. (I)(V)	77,000,000	12,801,238
Silver Grant International, Ltd.	10,000,000	1,366,729
Sino Biopharmaceutical	6,000,000	4,205,198
Tianjin Development Holdings, Ltd. (I)	5,000,000	3,306,674
Tibet 5100 Water Resources Holdings, Ltd.	13,000,000	5,039,815
Viva China Holdings, Ltd. (I)	120,000,000	7,890,313
Wison Engineering Services Company, Ltd.	12,000,000	2,758,160

Singapore 4.4%		15,139,462

Biosensors International Group, Ltd.	20,000,000	15,139,462

1

China Emerging Leaders Fund
As of 10-31-13 (Unaudited)

		Shares	Value

Participation Notes (K) 4.3%			$14,761,895

(Cost $17,672,747)

Bermuda 2.1%			7,289,668

Anhui Quanchai Engine Company, A Shares (Expiration Date: 3-30-17; Counterparty:
CLSA Asia-Pacific Markets) (I)		3,000,111	4,022,483
Huabei Expressway Company, Ltd. (Expiration Date: 6-30-15; Counterparty: CLSA
Asia-Pacific Markets) (I)		5,040,132	3,267,185

Great Britain 2.2%			7,472,227

Daqin Railway Company, Ltd. (Expiration Date: 8-22-14; Counterparty: Goldman
Sachs International) (I)		3,300,100	3,986,022
Tibet Rhodiola Pharmaceutical Holding Company (Expiration Date: 8-22-14;
Counterparty: Goldman Sachs International) (I)		1,200,175	3,486,205

	Yield (%)	Shares	Value

Short-Term Investments 2.6%			$8,986,891

(Cost $8,986,891)

Money Market Funds 2.6%			8,986,891

State Street Institutional Liquid Reserves Fund	0.0737(Y)	8,986,891	8,986,891

Total investments (Cost $378,637,315)† 99.8%			$345,093,320

Other assets and liabilities, net 0.2%			$766,838

Total net assets 100.0%			$345,860,158

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR	American Depositary Receipts
(I)	Non-income producing security.
(K)	Underlying issuer is shown parenthetically in security description.

2

China Emerging Leaders Fund
As of 10-31-13 (Unaudited)

(V)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. A summary of the fund’s transactions in the securities of these issuers during the quarter ended 10-31-13 is set forth below:

	Beginning	Ending	Realized
	share	share	gain	Dividend	Ending
Affiliate	amount	amount	(loss)	income	value

Silver Base Group Holdings, Ltd.
Bought: 2,000,000 Sold: None	75,000,000	77,000,000	None	None	$12,801,238

China Fiber Optic Network System Group, Ltd.
Bought: 88,000,000 Sold: None	None	88,000,000	None	None	$15,674,590

(Y)	The rate shown is the annualized seven-day yield as of 10-31-13.

†	At 10-31-13, the aggregate cost of investment securities for federal income tax purposes was $378,661,430. Net unrealized depreciation aggregated $33,568,110, of which $37,571,222 related to appreciated investment securities and $71,139,332 related to depreciated investment securities.

The fund had the following sector composition as a percentage of total net assets on 10-31-13.

Consumer Discretionary	16.2%
Financials	15.7%
Information Technology	13.6%
Consumer Staples	12.3%
Health Care	11.4%
Industrials	11.0%
Utilities	9.0%
Materials	3.2%
Energy	3.0%
Telecommunication Services	1.8%
Short Term Investments & Other	2.8%

Total	100.0%

3

China Emerging Leaders Fund
As of 10-31-13 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the funds in open-end mutual funds, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of October 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	10/31/13	Quoted Price	Inputs	Inputs
Common Stocks
China	$156,991,800	$3,638,000	$153,353,800	—
Hong Kong	149,213,272	—	144,855,731	$4,357,541
Singapore	15,139,462	—	15,139,462	—
Participation Notes
Bermuda	7,289,668	—	7,289,668	—
Great Britain	7,472,227	—	7,472,227	—
Short-Term Investments
Money Market Funds	8,986,891	8,986,891	—	—

Total Investments in Securities	$345,093,320	$12,624,891	$328,110,888	$4,357,541

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period. Securities were transferred into Level 3 because a lack of observable market data which resulted from an absence of market activity for these securities. The Level 3 balance at period end includes a position that is valued at zero due to suspended trading.

4

China Emerging Leaders Fund
As of 10-31-13 (Unaudited)

Balances as of 7-31-13	—
Realized gain (loss)	(889,323)
Change in unrealized appreciation (depreciation)	(1,283,186)
Purchases	1,627,795
Sales	(100,081)
Transfers into Level 3	5,002,336
Transfers out of Level 3	—
Balance as of 10-31-13	4,357,541
Change in unrealized at period end*	(1,283,186)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below:

	Fair Value at	Valuation Technique	Unobservable Inputs	Input/ Range
	10-31-13

Common Stocks	$1,599,381	Market Approach	Offered Quotes / Aged transactions	$0.16
	$2,758,160	Market Approach	Offered quotes / Discount for lack of	$0.23
			marketability	10%
	$4,357,541

Increases/decreases in offered quotes, or aged transaction may result in increases/decreases in security valuation.
Increases/decreases in discounts for lack of marketability may result in decreases/increases in security valuation.

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock China Emerging Leaders Fund.

394Q1 10/13
12/13

John Hancock INVESTMENTS

John Hancock
Global Absolute Return Strategies Fund

QUARTERLY PORTFOLIO HOLDINGS

10.31.2013

Global Absolute Return Strategies Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Corporate Bonds 16.4%					$681,427,760

(Cost $648,553,278)

Australia 0.2%					7,399,925

FMG Resources August 2006 Pty, Ltd. (S)	6.875	04/01/22		595,000	632,188
FMG Resources August 2006 Pty, Ltd. (S)	8.250	11/01/19		1,600,000	1,775,988
Santos Finance, Ltd. (8.250% to 09/22/2017, then 3 month
EURIBOR + 6.851%)	8.250	09/22/70	EUR	1,010,000	1,530,401
Telstra Corp., Ltd.	2.500	09/15/23	EUR	1,320,000	1,771,726
Westfield Retail Trust 1	3.250	09/11/23	EUR	1,200,000	1,689,622

Austria 0.0%					554,407

UniCredit Bank Austria AG	2.625	01/30/18	EUR	400,000	554,407

Belgium 0.1%					3,779,398

Anheuser-Busch InBev NV	2.000	12/16/19	EUR	660,000	911,707
Anheuser-Busch InBev NV	4.000	06/02/21	EUR	700,000	1,075,289
Belfius Bank SA/NV	2.250	09/26/18	EUR	1,300,000	1,792,402

Bermuda 0.0%					347,244

Central European Media Enterprises, Ltd.	11.625	09/15/16	EUR	275,000	347,244

Brazil 0.0%					1,852,277

Vale SA	3.750	01/10/23	EUR	380,000	529,297
Vale SA	4.375	03/24/18	EUR	880,000	1,322,980

Canada 0.1%					5,864,770

Air Canada 2013-1 Class B Pass Through Trust (S)	5.375	05/15/21		290,000	280,575
Bombardier, Inc. (S)	7.750	03/15/20		500,000	570,000
Cascades, Inc.	7.875	01/15/20		581,000	621,670
Great-West Lifeco, Inc.	2.500	04/18/23	EUR	1,220,000	1,624,630
HudBay Minerals, Inc.	9.500	10/01/20		624,000	642,720
Inmet Mining Corp. (S)	8.750	06/01/20		1,075,000	1,187,875
Resolute Forest Products, Inc. (S)	5.875	05/15/23		1,030,000	937,300

Cayman Islands 0.3%					11,660,347

Hutchison Whampoa Europe Finance 13, Ltd. (3.750% to
05/10/2018, then 5 Year Euro Swap Rate + 2.941%) (Q)	3.750	05/10/18	EUR	1,030,000	1,354,430
Hutchison Whampoa Finance 09, Ltd.	4.750	11/14/16	EUR	2,150,000	3,221,002
IPIC GMTN, Ltd.	4.875	05/14/16	EUR	1,710,000	2,524,308
IPIC GMTN, Ltd.	5.875	03/14/21	EUR	1,130,000	1,821,312
Nord Anglia Education, Inc., PIK (S)	8.500	02/15/18		1,400,000	1,414,000
Thames Water Utilities Cayman Finance, Ltd.	3.250	11/09/16	EUR	100,000	144,649
UPCB Finance, Ltd.	7.625	01/15/20	EUR	805,000	1,180,646

Czech Republic 0.0%					1,336,080

CEZ A/S	4.500	06/29/20	EUR	860,000	1,336,080

Denmark 0.3%					13,578,770

AP Moeller - Maersk A/S	3.375	08/28/19	EUR	1,250,000	1,818,561
Danske Bank A/S	3.875	05/18/16	EUR	380,000	552,533
Danske Bank A/S	3.875	02/28/17	EUR	2,630,000	3,870,906
Danske Bank A/S (3.875% to 10/04/2018, then 5 Year Euro
Swap Rate + 2.625%)	3.875	10/04/23	EUR	1,000,000	1,400,790
Danske Bank A/S (4.100% to 03/16/2015, then 3 month
EURIBOR + 1.810%)	4.100	03/16/18	EUR	1,220,000	1,693,724
DONG Energy A/S	4.875	12/16/21	EUR	560,000	895,557

1

Global Absolute Return Strategies Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Denmark (continued)

DONG Energy A/S (6.250% to 06/26/2023, then 5 Year Euro
Swap Rate + 4.750%)	6.250	06/26/43	EUR	596,000	$865,934
DONG Energy A/S	6.500	05/07/19	EUR	660,000	1,116,387
TDC A/S	4.375	02/23/18	EUR	900,000	1,364,378

Finland 0.1%					3,023,143

Fortum OYJ	4.000	05/24/21	EUR	380,000	576,109
Pohjola Bank PLC	5.750	02/28/22	EUR	940,000	1,503,386
Teollisuuden Voima OYJ	4.625	02/04/19	EUR	620,000	943,648

France 2.2%					90,744,231

Alstom SA	3.875	03/02/16	EUR	900,000	1,297,722
Areva SA	3.250	09/04/20	EUR	800,000	1,118,405
Areva SA	4.625	10/05/17	EUR	600,000	902,136
Autoroutes du Sud de la France SA	4.000	09/24/18	EUR	600,000	910,022
Autoroutes du Sud de la France SA	7.375	03/20/19	EUR	550,000	958,308
AXA SA (5.250% to 04/16/2020, then 3 month EURIBOR +
3.050%)	5.250	04/16/40	EUR	1,500,000	2,221,431
Banque PSA Finance SA	6.000	07/16/14	EUR	750,000	1,047,867
BNP Paribas SA	2.500	08/23/19	EUR	1,500,000	2,103,425
BNP Paribas SA	2.875	11/27/17	EUR	1,600,000	2,300,796
BNP Paribas SA	3.000	02/24/17	EUR	300,000	431,593
BNP Paribas SA (4.730% to 04/12/2016, then 3 month
EURIBOR + 1.690%) (Q)	4.730	04/12/16	EUR	300,000	418,518
BPCE SA	2.000	04/24/18	EUR	800,000	1,102,047
BPCE SA	4.500	02/10/22	EUR	1,300,000	2,035,215
Casino Guichard Perrachon SA	3.157	08/06/19	EUR	600,000	855,064
Casino Guichard Perrachon SA	3.311	01/25/23	EUR	1,100,000	1,518,173
Casino Guichard Perrachon SA	4.379	02/08/17	EUR	850,000	1,264,798
Casino Guichard Perrachon SA	4.472	04/04/16	EUR	1,300,000	1,908,765
Casino Guichard Perrachon SA	4.726	05/26/21	EUR	400,000	616,488
Christian Dior SA	3.750	09/23/14	EUR	850,000	1,179,918
Christian Dior SA	4.000	05/12/16	EUR	1,100,000	1,582,529
Cie de Saint-Gobain	4.500	09/30/19	EUR	750,000	1,148,666
Cie Financiere et Industrielle des Autoroutes SA	5.000	05/24/21	EUR	300,000	481,869
CNP Assurances (6.875% to 09/30/2021, then 12 Month
EURIBOR + 4.400%)	6.875	09/30/41	EUR	800,000	1,233,126
Credit Agricole SA	3.900	04/19/21	EUR	650,000	923,211
Credit Agricole SA	5.971	02/01/18	EUR	1,600,000	2,487,597
Electricite de France SA	3.875	01/18/22	EUR	1,300,000	1,959,585
Electricite de France SA	4.500	11/12/40	EUR	300,000	452,913
Electricite de France SA	4.625	09/11/24	EUR	450,000	718,004
Electricite de France SA	4.625	04/26/30	EUR	1,500,000	2,321,055
Europcar Groupe SA	11.500	05/15/17	EUR	400,000	632,711
Eutelsat SA	5.000	01/14/19	EUR	1,300,000	2,010,765
Faurecia	8.750	06/15/19	EUR	375,000	592,678
France Telecom SA	3.875	04/09/20	EUR	620,000	928,381
France Telecom SA	8.125	01/28/33	EUR	380,000	777,783
GDF Suez	3.500	10/18/22	EUR	2,015,000	3,009,812
Kering	2.500	07/15/20	EUR	700,000	963,113
Kering	3.125	04/23/19	EUR	1,112,000	1,607,049
Lafarge SA	4.750	09/30/20	EUR	960,000	1,360,465
Lafarge SA	5.875	07/09/19	EUR	200,000	302,710
Lafarge SA	6.625	11/29/18	EUR	1,500,000	2,309,022
Lafarge SA	8.875	05/27/14	EUR	620,000	876,516

2

Global Absolute Return Strategies Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

France (continued)

Lagardere SCA	4.125	10/31/17	EUR	900,000	$1,306,100
Legrand SA	4.375	03/21/18	EUR	900,000	1,374,670
Mercialys SA	4.125	03/26/19	EUR	700,000	1,039,821
Orange SA	3.875	01/14/21	EUR	2,200,000	3,291,683
Pernod-Ricard SA	4.875	03/18/16	EUR	1,900,000	2,805,434
Pernod-Ricard SA	5.000	03/15/17	EUR	1,300,000	1,972,308
RCI Banque SA	1.750	07/06/16	EUR	940,000	1,290,732
RCI Banque SA	4.250	04/27/17	EUR	1,180,000	1,745,225
RCI Banque SA	5.625	03/13/15	EUR	1,456,000	2,097,928
RTE EDF Transport SA	4.125	02/03/21	EUR	900,000	1,385,083
Societe des Autoroutes Paris-Rhin-Rhone	5.000	01/12/17	EUR	400,000	602,955
Societe Fonciere Lyonnaise SA	4.625	05/25/16	EUR	1,500,000	2,191,961
Societe Generale SA	4.000	06/07/23	EUR	1,500,000	2,032,327
Societe Generale SA	4.750	03/02/21	EUR	600,000	946,732
Societe Generale SA (8.250% to 11/29/2018, then 5 Year
Swap Rate + 6.394%) (Q)	8.250	11/29/18		750,000	780,293
Societe Generale SA (9.375% to 09/04/2019, then 3 month
EURIBOR + 8.901%) (Q)	9.375	09/04/19	EUR	300,000	478,118
SPCM SA	5.500	06/15/20	EUR	605,000	883,046
SPCM SA (S)	6.000	01/15/22		1,050,000	1,089,375
Suez Environnement SA	6.250	04/08/19	EUR	100,000	167,967
Unibail-Rodamco SE	3.875	12/13/17	EUR	1,300,000	1,936,523
Unibail-Rodamco SE	4.625	09/23/16	EUR	145,000	216,807
Valeo SA	5.750	01/19/17	EUR	700,000	1,076,375
Veolia Environnement SA (4.450% to 04/16/2018, then 5
Year Euro Swap Rate + 3.603%) (Q)	4.450	04/16/18	EUR	400,000	542,318
Veolia Environnement SA	4.625	03/30/27	EUR	400,000	604,427
Veolia Environnement SA	5.125	05/24/22	EUR	190,000	306,854
Veolia Environnement SA	6.750	04/24/19	EUR	1,580,000	2,684,721
Vinci SA (6.250% to 11/13/2015, then 3 month EURIBOR +
3.750%) (Q)	6.250	11/13/15	EUR	550,000	797,169
Vivendi SA	4.125	07/18/17	EUR	1,500,000	2,227,028

Germany 0.5%					19,121,571

Allianz SE (4.750% to 10/24/2023, then 3 month EURIBOR +
3.600%) (Q)	4.750	10/24/23	EUR	1,400,000	1,931,107
Commerzbank AG	7.750	03/16/21	EUR	600,000	899,780
Continental AG	3.125	09/09/20	EUR	1,940,000	2,714,108
FMC Finance VIII SA	6.500	09/15/18	EUR	575,000	910,631
Henkel AG & Company KGaA (5.375% to 11/25/2015, then 3
month EURIBOR + 2.850%)	5.375	11/25/04	EUR	530,000	765,482
KraussMaffei Group GmbH	8.750	12/15/20	EUR	575,000	866,583
Mondi Consumer Packaging International AG	9.750	07/15/17	EUR	280,000	419,453
Muenchener Rueckversicherungs AG (6.250% to
05/26/2022, then 3 month EURIBOR + 4.950%)	6.250	05/26/42	EUR	300,000	487,849
Schaeffler Finance BV	7.750	02/15/17	EUR	300,000	465,369
ThyssenKrupp AG	9.250	06/18/14	EUR	2,120,000	3,012,984
Trionista TopCo GmbH	6.875	04/30/21	EUR	700,000	997,375
UniCredit Bank AG	6.000	02/05/14	EUR	300,000	412,016
Unitymedia Hessen GmbH & Company KG	7.500	03/15/19	EUR	225,000	331,461
Unitymedia Hessen GmbH & Company KG	8.125	12/01/17	EUR	204,642	290,217
Unitymedia KabelBW GmbH	9.500	03/15/21	EUR	200,000	311,603
Unitymedia KabelBW GmbH	9.625	12/01/19	EUR	710,000	1,070,042
Volkswagen Leasing GmbH	3.250	05/10/18	EUR	2,200,000	3,235,511

3

Global Absolute Return Strategies Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Ireland 0.6%					$25,804,137

AIB Mortgage Bank	2.625	07/29/16	EUR	380,000	528,200
Aquarius + Investments PLC (4.250% to 10/02/2023, then 3
month EURIBOR + 3.450%)	4.250	10/02/43	EUR	1,220,000	1,679,850
Aquarius + Investments PLC (6.375% to 09/01/2019, then 5
Year U.S. Swap Rate + 5.210%)	6.375	09/01/24		560,000	580,300
Ardagh Glass Finance PLC	8.750	02/01/20	EUR	100,000	141,179
Ardagh Packaging Finance PLC (S)	7.000	11/15/20		400,000	398,000
Ardagh Packaging Finance PLC	7.375	10/15/17	EUR	400,000	582,475
Ardagh Packaging Finance PLC (S)	9.125	10/15/20		505,000	544,138
Bank of Ireland Mortgage Bank	3.125	11/20/15	EUR	940,000	1,321,125
Bank of Ireland Mortgage Bank	3.625	10/02/20	EUR	1,050,000	1,474,992
Bord Gais Eireann	3.625	12/04/17	EUR	750,000	1,088,260
ESB Finance, Ltd.	6.250	09/11/17	EUR	1,880,000	2,959,918
FGA Capital Ireland PLC	4.000	10/17/18	EUR	1,050,000	1,471,115
FGA Capital Ireland PLC	4.375	09/18/14	EUR	1,200,000	1,665,111
FGA Capital Ireland PLC	5.250	02/28/14	EUR	330,000	453,515
GE Capital European Funding	2.625	03/15/23	EUR	470,000	637,209
GE Capital European Funding	3.625	06/15/17	EUR	936,000	1,373,808
GE Capital European Funding	4.250	03/01/17	EUR	350,000	522,263
GE Capital European Funding	4.625	02/22/27	EUR	950,000	1,494,403
GE Capital European Funding	5.375	01/16/18	EUR	1,070,000	1,686,880
GE Capital European Funding	6.000	01/15/19	EUR	1,150,000	1,884,793
Ono Finance II PLC	11.125	07/15/19	EUR	100,000	148,874
Rottapharm, Ltd.	6.125	11/15/19	EUR	775,000	1,087,254
Smurfit Kappa Acquisitions	4.125	01/30/20	EUR	615,000	849,629
Smurfit Kappa Acquisitions	5.125	09/15/18	EUR	100,000	145,896
Smurfit Kappa Acquisitions	7.750	11/15/19	EUR	150,000	221,829
Willow No. 2 Ireland PLC	3.375	06/27/22	EUR	600,000	863,121

Italy 0.6%					24,842,969

Assicurazioni Generali SpA	5.125	09/16/24	EUR	1,500,000	2,279,186
Edison SpA	3.250	03/17/15	EUR	200,000	280,272
Edison SpA	3.875	11/10/17	EUR	1,220,000	1,810,484
Eni Spa	3.250	07/10/23	EUR	850,000	1,189,471
Eni SpA	3.750	09/12/25	EUR	1,200,000	1,701,301
GTECH SpA	5.375	12/05/16	EUR	750,000	1,129,870
Intesa Sanpaolo SpA (3.750% to 03/02/2015, then 3 month
EURIBOR + 0.890%)	3.750	03/02/20	EUR	200,000	251,184
Intesa Sanpaolo SpA	4.000	11/09/17	EUR	100,000	142,903
Intesa Sanpaolo SpA	4.125	09/19/16	EUR	200,000	285,843
Intesa Sanpaolo SpA	4.375	10/15/19	EUR	200,000	289,662
Intesa Sanpaolo SpA	4.875	07/10/15	EUR	400,000	571,648
Intesa Sanpaolo SpA	5.000	02/28/17	EUR	3,500,000	5,148,839
Intesa Sanpaolo SpA	6.625	09/13/23	EUR	230,000	334,685
Snam SpA	3.875	03/19/18	EUR	560,000	819,109
Snam SpA	5.000	01/18/19	EUR	1,410,000	2,166,327
Telecom Italia SpA	4.500	09/20/17	EUR	400,000	562,215
Telecom Italia SpA	4.750	05/25/18	EUR	200,000	281,247
Telecom Italia SpA	5.125	01/25/16	EUR	550,000	786,798
Telecom Italia SpA	7.000	01/20/17	EUR	1,600,000	2,410,224
UniCredit SpA	4.875	03/07/17	EUR	1,450,000	2,114,010
UniCredit SpA	5.250	01/14/14	EUR	210,000	287,691

4

Global Absolute Return Strategies Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Jamaica 0.1%					$2,410,675

Digicel Group, Ltd. (S)	8.250	09/30/20		2,285,000	2,410,675

Jersey, Channel Islands 0.2%					9,261,080

CPUK Finance, Ltd.	11.625	02/28/18	GBP	300,000	551,970
Heathrow Funding, Ltd.	4.125	10/12/16	EUR	1,800,000	2,649,851
Heathrow Funding, Ltd.	4.375	01/25/17	EUR	560,000	835,245
Heathrow Funding, Ltd.	4.600	02/15/18	EUR	560,000	857,085
HSBC Capital Funding LP (5.369% to 03/24/2014, then 3
month EURIBOR + 2.000%) (Q)	5.369	03/24/14	EUR	490,000	671,950
Prosecure Funding LP	4.668	06/30/16	EUR	1,500,000	2,122,366
UBS AG (4.500% to 09/16/2014, then 3 month EURIBOR +
1.260%)	4.500	09/16/19	EUR	1,130,000	1,572,613

Luxembourg 0.8%					31,389,345

ArcelorMittal	6.000	03/01/21		1,015,000	1,064,481
ArcelorMittal	9.500	02/15/15		380,000	416,556
Bilbao Luxembourg SA, PIK	10.500	12/01/18	EUR	175,000	239,982
Cabot Financial Luxembourg SA	8.375	08/01/20	GBP	100,000	168,790
Cabot Financial Luxembourg SA	10.375	10/01/19	GBP	625,000	1,142,422
Cemex Espana Luxembourg (S)	9.250	05/12/20		1,840,000	2,005,600
CNH Industrial Finance Europe SA	5.250	03/11/15	EUR	1,350,000	1,924,683
CNH Industrial Finance Europe SA	6.250	03/09/18	EUR	1,150,000	1,782,024
Expro Finance Luxembourg SCA (S)	8.500	12/15/16		445,000	466,138
Fiat Finance & Trade SA	6.750	10/14/19	EUR	600,000	860,677
Finmeccanica Finance SA	8.125	12/03/13	EUR	130,000	177,390
Gazprom OAO	3.755	03/15/17	EUR	2,070,000	2,940,529
Geo Debt Finance SCA	7.500	08/01/18	EUR	100,000	144,600
Geo Travel Finance SCA	10.375	05/01/19	EUR	400,000	591,979
Gestamp Funding Luxembourg SA	5.875	05/31/20	EUR	500,000	706,030
Glencore Finance Europe SA	3.375	09/30/20	EUR	850,000	1,197,559
Glencore Finance Europe SA	5.250	03/22/17	EUR	2,150,000	3,251,829
INEOS Group Holdings SA (S)	6.125	08/15/18		545,000	550,450
Intelsat Jackson Holdings SA	6.625	12/15/22		870,000	885,225
Intelsat Jackson Holdings SA	7.250	10/15/20		650,000	705,250
Intelsat Luxembourg SA (S)	7.750	06/01/21		2,062,000	2,175,410
Kleopatra Holdings 1 SCA, PIK	11.000	08/15/17	EUR	400,000	594,694
Matterhorn Mobile Holdings SA	8.250	02/15/20	EUR	500,000	736,633
Stackpole International Intermediate Company SA (S)	7.750	10/15/21		1,467,000	1,525,680
Wind Acquisition Finance SA (S)	6.500	04/30/20		600,000	618,000
Wind Acquisition Finance SA	7.375	02/15/18	EUR	1,610,000	2,295,975
Wind Acquisition Finance SA	11.750	07/15/17	EUR	150,000	217,165
Wind Acquisition Finance SA (S)	11.750	07/15/17		900,000	956,250
Wind Acquisition Holdings Finance SA, PIK (S)	12.250	07/15/17		563,125	572,980
Zinc Capital SA	8.875	05/15/18	EUR	325,000	474,364

Marshall Islands 0.0%					1,624,950

Millennium Offshore Services Superholdings LLC (S)	9.500	02/15/18		1,570,000	1,624,950

Mexico 0.1%					5,128,131

America Movil SAB de CV	3.000	07/12/21	EUR	660,000	927,488
America Movil SAB de CV	3.750	06/28/17	EUR	1,410,000	2,082,973
Cemex SAB de CV (S)	7.250	01/15/21		375,000	382,031
Kansas City Southern de Mexico SA de CV	6.125	06/15/21		18,000	20,340
Petroleos Mexicanos	5.500	01/09/17	EUR	1,130,000	1,715,299

5

Global Absolute Return Strategies Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Netherlands 1.6%					$67,760,526

ABN AMRO Bank NV (4.310% to 03/10/2016, then 3 month
EURIBOR + 1.660%) (Q)	4.310	03/10/16	EUR	190,000	251,910
ABN AMRO Bank NV	6.375	04/27/21	EUR	510,000	794,603
Adecco International Financial Services BV	2.750	11/15/19	EUR	940,000	1,286,354
Aegon NV	3.000	07/18/17	EUR	450,000	649,015
Allianz Finance II BV (5.750% to 07/08/2021, then 3 month
EURIBOR + 2.349%)	5.750	07/08/41	EUR	1,500,000	2,322,291
Coca-Cola HBC Finance BV	2.375	06/18/20	EUR	940,000	1,279,501
Coca-Cola HBC Finance BV	4.250	11/16/16	EUR	238,000	351,348
Conti-Gummi Finance BV	6.500	01/15/16	EUR	640,000	898,417
Deutsche Annington Finance BV	2.125	07/25/16	EUR	1,100,000	1,521,806
Deutsche Annington Finance BV	3.125	07/25/19	EUR	1,100,000	1,547,859
Deutsche Telekom International Finance BV	4.250	07/13/22	EUR	710,000	1,090,689
Deutsche Telekom International Finance BV	6.625	03/29/18	EUR	13,000	21,613
E.ON International Finance BV	5.750	05/07/20	EUR	810,000	1,363,385
EDP Finance BV	5.750	09/21/17	EUR	770,000	1,136,966
EN Germany Holdings BV	10.750	11/15/15	EUR	92,000	125,550
Enel Finance International NV	4.625	06/24/15	EUR	1,175,000	1,682,526
Enel Finance International NV	4.875	03/11/20	EUR	940,000	1,424,573
Enel Finance International NV (S)	5.750	10/24/18	EUR	2,750,000	4,340,928
HeidelbergCement Finance BV	6.750	12/15/15	EUR	1,130,000	1,691,518
HeidelbergCement Finance BV	7.500	04/03/20	EUR	150,000	248,081
HeidelbergCement Finance BV	8.000	01/31/17	EUR	800,000	1,278,565
HIT Finance BV	5.750	03/09/18	EUR	600,000	941,758
Iberdrola International BV	3.000	01/31/22	EUR	1,200,000	1,615,043
Iberdrola International BV (5.750% to 02/27/2018, then 5
Year Euro Swap Rate + 4.810%) (Q)	5.750	02/27/18	EUR	400,000	564,662
ING Bank NV	4.000	12/23/16	EUR	100,000	147,896
ING Bank NV	4.250	01/13/17	EUR	1,600,000	2,379,902
ING Bank NV (4.625% to 03/15/2014, then 3 month
EURIBOR + 1.440%)	4.625	03/15/19	EUR	1,540,000	2,088,843
ING Bank NV	4.875	01/18/21	EUR	810,000	1,290,632
KBC IFIMA NV	3.875	03/31/15	EUR	560,000	792,932
KBC IFIMA NV	4.500	03/27/17	EUR	2,540,000	3,809,319
KPN NV	5.625	09/30/24	EUR	560,000	897,885
KPN NV	6.500	01/15/16	EUR	280,000	424,176
KPN NV	7.500	02/04/19	EUR	1,130,000	1,937,067
LeasePlan Corp. NV	2.500	09/19/16	EUR	750,000	1,052,399
Linde Finance BV (7.375% to 07/14/2016, then 3 month
EURIBOR + 4.125%)	7.375	07/14/66	EUR	1,220,000	1,871,793
NXP BV (S)	5.750	02/15/21		650,000	677,625
Playa Resorts Holding BV (S)	8.000	08/15/20		1,535,000	1,625,181
Rabobank Nederland NV	3.500	10/17/18	EUR	2,540,000	3,770,473
Rabobank Nederland NV	4.125	01/14/20	EUR	1,410,000	2,148,886
Rabobank Nederland NV (8.375% to 07/26/2016, then 5
Year CMT + 6.425%) (Q)	8.375	07/26/16		850,000	926,500
Repsol International Finance BV	3.625	10/07/21	EUR	1,000,000	1,409,023
Repsol International Finance BV	4.250	02/12/16	EUR	500,000	723,023
Robert Bosch Investment Nederland BV	2.625	05/24/28	EUR	1,100,000	1,474,559
RWE Finance BV	6.500	08/10/21	EUR	750,000	1,309,048
RWE Finance BV	6.625	01/31/19	EUR	550,000	923,439
Schaeffler Finance BV	4.250	05/15/18	EUR	100,000	139,767
Swiss Reinsurance Company (5.252% to 05/25/2016, then 6
month EURIBOR + 2.090%) (Q)	5.252	05/25/16	EUR	650,000	917,839
Telefonica Europe BV	5.875	02/14/33	EUR	230,000	357,901

6

Global Absolute Return Strategies Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Netherlands (continued)

TenneT Holding BV (6.655% to 06/01/2017, then 5 Year
Euro Swap Rate + 3.600%) (Q)	6.655	06/01/17	EUR	850,000	$1,268,811
UPC Holding BV	8.375	08/15/20	EUR	500,000	746,762
Volkswagen International Finance NV	2.000	03/26/21	EUR	2,160,000	2,908,502
Volkswagen International Finance NV (3.875% to
09/04/2018, then 5 Year Euro Swap Rate + 2.700%) (Q)	3.875	09/04/18	EUR	940,000	1,311,382

Norway 0.2%					7,248,324

DNB Bank ASA (3.000% to 09/26/2018, then 5 Year Euro
Swap Rate + 1.770%)	3.000	09/26/23	EUR	1,300,000	1,781,666
DNB Bank ASA	4.375	02/24/21	EUR	1,990,000	3,097,077
Statkraft AS	2.500	11/28/22	EUR	380,000	516,910
Statkraft AS	6.625	04/02/19	EUR	1,090,000	1,852,671

Spain 0.7%					27,271,682

Amadeus Capital Markets SA	4.875	07/15/16	EUR	1,530,000	2,270,114
Banco Bilbao Vizcaya Argentaria SA	3.500	12/05/17	EUR	1,700,000	2,463,791
Banco Santander SA	4.375	03/16/15	EUR	400,000	567,373
Bankia SA	3.500	11/13/14	EUR	850,000	1,174,397
BBVA Senior Finance SAU	3.250	04/23/15	EUR	1,050,000	1,464,614
BBVA Senior Finance SAU	4.375	09/21/15	EUR	500,000	715,166
BBVA Senior Finance SAU	4.875	01/23/14	EUR	100,000	137,010
CaixaBank	3.000	03/22/18	EUR	700,000	984,545
Ence Energia y Celulosa SA	7.250	02/15/20	EUR	200,000	293,274
Ferrovial Emisiones SA	3.375	01/30/18	EUR	1,500,000	2,134,797
Gas Natural Capital Markets SA	5.000	02/13/18	EUR	2,000,000	3,051,145
Gas Natural Capital Markets SA	5.625	02/09/17	EUR	400,000	612,271
Iberdrola Finanzas SAU	4.750	01/25/16	EUR	1,100,000	1,614,798
Iberdrola Finanzas SAU	5.625	05/09/18	EUR	1,300,000	2,045,901
Telefonica Emisiones SAU	3.661	09/18/17	EUR	350,000	504,832
Telefonica Emisiones SAU	4.710	01/20/20	EUR	1,300,000	1,937,875
Telefonica Emisiones SAU	4.750	02/07/17	EUR	300,000	444,516
Telefonica Emisiones SAU	4.967	02/03/16	EUR	1,100,000	1,607,429
Telefonica Emisiones SAU	5.811	09/05/17	EUR	2,100,000	3,247,834

Sweden 0.2%					10,514,486

Atlas Copco AB	2.500	02/28/23	EUR	940,000	1,291,523
Investor AB	3.250	09/17/18	EUR	950,000	1,401,861
NorCell 1B AB, PIK	12.400	12/01/19	EUR	150,000	220,974
Norcell Sweden Holding 2 AB	10.750	09/29/19	EUR	500,000	751,854
Nordea Bank AB	4.000	06/29/20	EUR	810,000	1,238,012
Nordea Bank AB	4.000	03/29/21	EUR	580,000	838,961
Nordea Bank AB (4.625% to 02/15/2017, then 5 Year Euro
Swap Rate + 3.150%)	4.625	02/15/22	EUR	1,130,000	1,644,527
Svenska Handelsbanken AB	4.375	10/20/21	EUR	470,000	737,967
Swedbank AB	3.375	02/09/17	EUR	1,090,000	1,583,247
TeliaSonera AB	3.625	02/14/24	EUR	200,000	296,123
Vattenfall AB	6.750	01/31/19	EUR	300,000	509,437

United Arab Emirates 0.1%					2,763,078

Shelf Drilling Holdings, Ltd. (S)	8.625	11/01/18		1,724,000	1,857,610
Xstrata Finance Dubai, Ltd.	1.750	05/19/16	EUR	660,000	905,468

United Kingdom 1.7%					70,318,848

Abbey National Treasury Services PLC	1.750	01/15/18	EUR	280,000	383,404
Abbey National Treasury Services PLC	2.625	07/16/20	EUR	940,000	1,302,418

7

Global Absolute Return Strategies Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

United Kingdom (continued)

Abbey National Treasury Services PLC	3.375	10/20/15	EUR	765,000	$1,088,018
Arqiva Broadcast Finance PLC	9.500	03/31/20	GBP	1,280,000	2,242,193
Aviva PLC (5.700% to 09/29/2015, then 3 month EURIBOR +
2.350%) (Q)	5.700	09/29/15	EUR	320,000	451,859
Aviva PLC (6.125% to 07/05/2023, then 5 Year Euro Swap
Rate + 5.130%)	6.125	07/05/43	EUR	1,410,000	2,117,834
Bakkavor Finance 2 PLC	8.250	02/15/18	GBP	600,000	1,029,382
Barclays Bank PLC	4.000	01/20/17	EUR	870,000	1,288,437
Barclays Bank PLC (4.500% to 03/04/2014, then 3 month
EURIBOR + 3.200%)	4.500	03/04/19	EUR	360,000	493,678
Barclays Bank PLC	6.625	03/30/22	EUR	280,000	449,334
Barclays Bank PLC	7.625	11/21/22		3,069,000	3,165,674
Barclays Bank PLC	10.000	05/21/21	GBP	210,000	447,547
BAT International Finance PLC	3.625	11/09/21	EUR	960,000	1,435,775
Boparan Finance PLC	9.750	04/30/18	EUR	525,000	784,457
Brambles Finance PLC	4.625	04/20/18	EUR	430,000	653,892
Care UK Health & Social Care PLC	9.750	08/01/17	GBP	545,000	925,191
Coventry Building Society	2.250	12/04/17	EUR	1,880,000	2,601,810
Credit Agricole SA	3.875	02/13/19	EUR	200,000	298,941
EC Finance PLC	9.750	08/01/17	EUR	100,000	148,843
Experian Finance PLC	4.750	02/04/20	EUR	940,000	1,469,516
FCE Bank PLC	2.875	10/03/17	EUR	470,000	669,049
FCE Bank PLC	4.750	01/19/15	EUR	1,090,000	1,547,477
G4S International Finance PLC	2.625	12/06/18	EUR	540,000	739,694
G4S International Finance PLC	2.875	05/02/17	EUR	1,281,000	1,783,256
Hammerson PLC	2.750	09/26/19	EUR	1,320,000	1,852,233
Hammerson PLC	4.875	06/19/15	EUR	1,240,000	1,788,498
HBOS PLC (4.375% to 10/30/2014, then 3 month EURIBOR
+ 1.36%)	4.375	10/30/19	EUR	215,000	291,420
HBOS PLC	4.875	03/20/15	EUR	260,000	368,109
Heathrow Finance PLC	5.375	09/02/19	GBP	625,000	1,031,226
HSBC Holdings PLC (3.375% to 01/10/2019, then 5 Year
Euro Swap Rate + 1.950%)	3.375	01/10/24	EUR	380,000	530,185
Imperial Tobacco Finance PLC	5.000	12/02/19	EUR	1,220,000	1,927,871
Imperial Tobacco Finance PLC	8.375	02/17/16	EUR	1,025,000	1,618,408
Jaguar Land Rover Automotive PLC (S)	5.625	02/01/23		150,000	148,875
Jaguar Land Rover Automotive PLC	8.125	05/15/18	GBP	375,000	653,886
Jaguar Land Rover Automotive PLC	8.250	03/15/20	GBP	225,000	405,860
Kerling PLC	10.625	02/01/17	EUR	240,000	347,041
LBG Capital No.2 PLC	15.000	12/21/19	EUR	560,000	1,127,203
Legal & General Group PLC (4.000% to 06/08/2015 then 3
month EURIBOR +1.700%)	4.000	06/08/25	EUR	1,280,000	1,786,146
Lloyds TSB Bank PLC	3.750	09/07/15	EUR	1,000,000	1,430,033
Lloyds TSB Bank PLC	6.375	06/17/16	EUR	1,050,000	1,619,281
Lloyds TSB Bank PLC	6.500	03/24/20	EUR	1,920,000	3,046,469
Lloyds TSB Bank PLC (10.375% to 02/12/2019, then 5 Year
Euro Swap Rate + 8.500%)	10.375	02/12/24	EUR	280,000	476,910
Matalan Finance PLC	8.875	04/29/16	GBP	200,000	328,254
Matalan Finance PLC	9.625	03/31/17	GBP	225,000	335,511
Mondi Finance PLC	3.375	09/28/20	EUR	750,000	1,050,415
Mondi Finance PLC	5.750	04/03/17	EUR	710,000	1,089,492
Motability Operations Group PLC	3.250	11/30/18	EUR	630,000	925,715
National Grid PLC	5.000	07/02/18	EUR	575,000	908,423
Nationwide Building Society	6.750	07/22/20	EUR	1,600,000	2,542,949
New Look Bondco I PLC	8.750	05/14/18	GBP	650,000	1,101,636

8

Global Absolute Return Strategies Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

United Kingdom (continued)

NGG Finance PLC (4.250% to 06/18/2020, then 7 Year Euro
Swap Rate + 2.880%)	4.250	06/18/76	EUR	560,000	$765,270
Nord Anglia Education UK Holdings PLC (S)	10.250	04/01/17		200,000	222,000
Pennon Group PLC (6.750% to 03/08/2018, then 3 month
LIBOR + 10.745%) (Q)	6.750	03/08/18	GBP	425,000	719,769
Phones4u Finance PLC	9.500	04/01/18	GBP	100,000	169,768
SSE PLC (5.025% to 10/01/2015, then 5 Year Euro Swap
Rate + 3.150%) (Q)	5.025	10/01/15	EUR	1,030,000	1,454,421
SSE PLC (5.625% to 10/01/2017, then 5 Year Euro Swap
Rate + 4.620%) (Q)	5.625	10/01/17	EUR	560,000	807,861
Stagecoach Group PLC	5.750	12/16/16	GBP	200,000	354,921
The Royal Bank of Scotland PLC	4.875	01/20/17	EUR	750,000	1,131,104
The Royal Bank of Scotland PLC	5.375	09/30/19	EUR	1,364,000	2,170,794
The Royal Bank of Scotland PLC	6.934	04/09/18	EUR	1,366,000	2,087,300
Thomas Cook Group PLC	7.750	06/22/17	GBP	475,000	811,120
UBS AG	6.000	04/18/18	EUR	710,000	1,153,804
Virgin Media Finance PLC	8.875	10/15/19	GBP	100,000	174,209
Virgin Media Secured Finance PLC	6.000	04/15/21	GBP	650,000	1,076,081
Voyage Care Bondco PLC	6.500	08/01/18	GBP	600,000	970,698

United States 5.7%					235,508,028

Advanced Micro Devices, Inc.	7.750	08/01/20		1,820,000	1,820,000
Affinia Group, Inc. (S)	7.750	05/01/21		1,494,000	1,553,760
Aleris International, Inc.	7.625	02/15/18		250,000	265,000
Aleris International, Inc.	7.875	11/01/20		1,287,000	1,364,220
AMC Entertainment, Inc.	9.750	12/01/20		1,510,000	1,725,175
American Airlines 2013-1 Class B Pass Through Trust (S)	5.625	01/15/21		270,000	260,550
American Axle & Manufacturing, Inc.	6.625	10/15/22		1,657,000	1,748,135
American Axle & Manufacturing, Inc.	7.750	11/15/19		289,000	326,570
American International Group, Inc. (4.875% to 03/15/2017,
then 3 month EURIBOR + 1.730%)	4.875	03/15/67	EUR	300,000	399,280
American International Group, Inc.	5.000	06/26/17	EUR	300,000	455,695
American International Group, Inc.	6.797	11/15/17	EUR	610,000	987,023
Amgen, Inc.	4.375	12/05/18	EUR	1,030,000	1,583,389
Approach Resources, Inc.	7.000	06/15/21		895,000	930,800
APX Group, Inc.	6.375	12/01/19		1,105,000	1,100,856
APX Group, Inc.	8.750	12/01/20		1,418,000	1,453,450
Ashland, Inc.	6.875	05/15/43		128,000	124,160
AT&T, Inc.	2.500	03/15/23	EUR	750,000	996,113
AT&T, Inc.	3.550	12/17/32	EUR	280,000	368,250
Atlas Pipeline Partners LP	6.625	10/01/20		620,000	651,000
Atwood Oceanics, Inc.	6.500	02/01/20		373,000	399,110
Avis Budget Car Rental LLC	5.500	04/01/23		958,000	938,840
Avis Budget Finance PLC	6.000	03/01/21	EUR	575,000	814,713
Bank of America Corp. (P)	1.061	03/28/18	EUR	1,150,000	1,495,091
Bank of America Corp.	2.500	07/27/20	EUR	940,000	1,284,202
Bank of America Corp.	4.750	04/03/17	EUR	1,800,000	2,711,805
Bank of America Corp.	7.000	06/15/16	EUR	1,600,000	2,498,259
Bankrate, Inc. (S)	6.125	08/15/18		850,000	875,500
BI-LO LLC, PIK (S)	8.625	09/15/18		1,613,000	1,665,423
Biomet, Inc.	6.500	08/01/20		1,477,000	1,569,313
BOE Intermediate Holding Corp., PIK (S)	9.000	11/01/17		855,000	872,100
BOE Merger Corp., PIK (S)	9.500	11/01/17		1,100,000	1,160,500
Boyd Gaming Corp.	9.000	07/01/20		975,000	1,050,563
Cablevision Systems Corp.	5.875	09/15/22		1,735,000	1,737,169

9

Global Absolute Return Strategies Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

United States (continued)

Cablevision Systems Corp.	8.625	09/15/17		1,350,000	$1,572,750
Caesars Entertainment Operating Company, Inc.	9.000	02/15/20		3,022,000	2,833,125
Calpine Corp. (S)	7.875	07/31/20		1,230,000	1,343,775
Casella Waste Systems, Inc.	7.750	02/15/19		2,140,000	2,161,400
CCM Merger, Inc. (S)	9.125	05/01/19		1,881,000	1,993,860
CCO Holdings LLC	5.250	09/30/22		500,000	470,000
CCO Holdings LLC	5.750	01/15/24		3,110,000	2,946,725
CDW LLC	8.500	04/01/19		1,225,000	1,356,688
CenturyLink, Inc.	5.625	04/01/20		2,035,000	2,068,069
Cequel Communications Escrow 1 LLC (S)	6.375	09/15/20		1,710,000	1,774,125
Cequel Communications Holdings I LLC (S)	5.125	12/15/21		540,000	523,800
Chaparral Energy, Inc.	8.250	09/01/21		825,000	903,375
Chassix, Inc. (S)	9.250	08/01/18		1,253,000	1,343,843
Chesapeake Energy Corp.	6.875	11/15/20		1,515,000	1,711,950
Chesapeake Energy Corp.	7.250	12/15/18		740,000	851,000
Chesapeake Oilfield Operating LLC	6.625	11/15/19		125,000	130,938
Chinos Intermediate Holdings A, Inc., PIK (S)	7.750	05/01/19		260,000	261,300
Chrysler Group LLC	8.250	06/15/21		1,500,000	1,696,875
Citigroup, Inc. (P)	1.495	11/30/17	EUR	560,000	744,381
Citigroup, Inc.	4.000	11/26/15	EUR	1,370,000	1,977,248
Citigroup, Inc. (P)	4.750	02/10/19	EUR	630,000	849,309
Citigroup, Inc. (4.750% to 02/10/2014, then 3 month
EURIBOR + 1.400%)	4.750	02/10/19	EUR	720,000	970,639
Citigroup, Inc.	5.000	08/02/19	EUR	120,000	188,728
Citigroup, Inc.	7.375	09/04/19	EUR	2,400,000	4,192,767
CityCenter Holdings LLC, PIK	10.750	01/15/17		1,225,788	1,314,045
Clear Channel Communications, Inc.	9.000	03/01/21		1,910,000	1,924,325
Clear Channel Worldwide Holdings, Inc.	7.625	03/15/20		1,220,000	1,302,350
Concho Resources, Inc.	5.500	10/01/22		1,250,000	1,303,125
Concho Resources, Inc.	6.500	01/15/22		500,000	546,250
Continental Resources, Inc.	4.500	04/15/23		450,000	453,938
Crestview DS Merger Sub II, Inc. (S)	10.000	09/01/21		870,000	904,800
Crestwood Midstream Partners LP (S)	6.125	03/01/22		1,120,000	1,143,800
Crown Americas LLC (S)	4.500	01/15/23		770,000	721,875
Crown Americas LLC	6.250	02/01/21		100,000	106,000
Del Monte Corp.	7.625	02/15/19		820,000	853,825
Diamondback Energy, Inc. (S)	7.625	10/01/21		1,222,000	1,276,990
DIRECTV Holdings LLC	2.750	05/19/23	EUR	1,130,000	1,459,719
DISH DBS Corp.	5.125	05/01/20		1,220,000	1,235,250
DISH DBS Corp.	6.750	06/01/21		1,075,000	1,163,688
DJO Finance LLC	7.750	04/15/18		500,000	505,000
DJO Finance LLC	9.875	04/15/18		700,000	750,750
DR Horton, Inc.	3.625	02/15/18		290,000	292,175
DR Horton, Inc.	4.375	09/15/22		1,460,000	1,383,350
DreamWorks Animation SKG, Inc. (S)	6.875	08/15/20		1,000,000	1,063,750
Eagle Midco, Inc. (S)	9.000	06/15/18		690,000	707,250
El Paso Corp.	7.000	06/15/17		1,470,000	1,659,136
El Paso Corp.	7.750	01/15/32		850,000	881,931
Endo Health Solutions, Inc.	7.250	01/15/22		750,000	798,750
Endo Pharmaceuticals Holdings, Inc.	7.000	12/15/20		1,500,000	1,599,375
Energy Future Intermediate Holding Company LLC	10.000	12/01/20		1,255,000	1,317,750
Energy XXI Gulf Coast, Inc. (S)	7.500	12/15/21		2,438,000	2,547,710
Energy XXI Gulf Coast, Inc.	7.750	06/15/19		611,000	653,770

10

Global Absolute Return Strategies Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

United States (continued)

EP Energy LLC	7.750	09/01/22		555,000	$624,375
EP Energy LLC	9.375	05/01/20		995,000	1,149,225
Epicor Software Corp.	8.625	05/01/19		548,000	594,580
Ferrellgas LP (S)	6.750	01/15/22		1,275,000	1,300,500
Freescale Semiconductor, Inc. (S)	6.000	01/15/22		430,000	434,300
Freescale Semiconductor, Inc.	10.750	08/01/20		2,217,000	2,521,838
Fresenius Medical Care US Finance II, Inc. (S)	5.625	07/31/19		954,000	1,020,780
Frontier Communications Corp.	7.625	04/15/24		1,255,000	1,324,025
Frontier Communications Corp.	8.125	10/01/18		885,000	1,019,963
Frontier Communications Corp.	8.250	04/15/17		975,000	1,127,344
GenOn Americas Generation LLC	8.500	10/01/21		375,000	409,688
GenOn Energy, Inc.	9.500	10/15/18		2,520,000	2,898,000
Gibson Brands, Inc. (S)	8.875	08/01/18		890,000	930,050
Goodrich Petroleum Corp.	8.875	03/15/19		2,716,000	2,858,590
Halcon Resources Corp.	8.875	05/15/21		1,515,000	1,577,494
Halcon Resources Corp.	9.750	07/15/20		645,000	701,438
HCA Holdings, Inc.	7.750	05/15/21		380,000	416,100
HCA, Inc.	7.250	09/15/20		2,825,000	3,096,906
HCA, Inc.	7.500	11/15/95		1,960,000	1,764,000
Health Management Associates, Inc.	7.375	01/15/20		1,114,000	1,242,110
Hexion US Finance Corp.	6.625	04/15/20		1,935,000	1,964,025
Hexion US Finance Corp.	8.875	02/01/18		425,000	437,750
Hiland Partners LP (S)	7.250	10/01/20		2,010,000	2,140,650
HSBC Finance Corp.	3.750	11/04/15	EUR	1,320,000	1,889,626
Infor US, Inc.	10.000	04/01/19	EUR	1,420,000	2,149,724
Innovation Ventures LLC (S)	9.500	08/15/19		460,000	426,650
Interface Security Systems Holdings, Inc. (S)	9.250	01/15/18		1,000,000	1,050,000
Jarden Corp.	7.500	05/01/17		1,554,000	1,798,755
JPMorgan Chase & Company (4.375% to 11/12/2014, then 3
month EURIBOR + 1.500%)	4.375	11/12/19	EUR	750,000	1,031,041
Kinetic Concepts, Inc.	10.500	11/01/18		1,006,000	1,129,864
Laredo Petroleum, Inc.	7.375	05/01/22		215,000	232,738
Laredo Petroleum, Inc.	9.500	02/15/19		450,000	502,875
Laureate Education, Inc. (S)	9.250	09/01/19		3,025,000	3,327,500
Level 3 Communications, Inc.	8.875	06/01/19		910,000	993,038
Level 3 Financing, Inc.	8.125	07/01/19		250,000	275,625
Level 3 Financing, Inc.	8.625	07/15/20		2,095,000	2,372,588
Libbey Glass, Inc.	6.875	05/15/20		982,000	1,055,650
Linn Energy LLC	6.500	05/15/19		871,000	868,823
Linn Energy LLC (S)	7.000	11/01/19		780,000	778,050
Linn Energy LLC	8.625	04/15/20		264,000	281,160
Marina District Finance Company, Inc.	9.500	10/15/15		1,605,000	1,683,244
McGraw-Hill Global Education Holdings LLC (S)	9.750	04/01/21		860,000	928,800
Mcron Finance Sub LLC (S)	8.375	05/15/19		920,000	1,018,900
MetroPCS Wireless, Inc.	6.625	11/15/20		850,000	898,875
MGM Resorts International	7.625	01/15/17		1,625,000	1,848,438
Michael Foods, Inc.	9.750	07/15/18		900,000	982,125
Midstates Petroleum Company, Inc.	9.250	06/01/21		400,000	412,000
Midstates Petroleum Company, Inc.	10.750	10/01/20		962,000	1,038,960
Milacron LLC (S)	7.750	02/15/21		995,000	1,039,775
Morgan Stanley	4.500	02/23/16		2,250,000	3,275,502
Morgan Stanley	5.500	10/02/17	EUR	940,000	1,454,722
New Academy Finance Company LLC, PIK (S)	8.000	06/15/18		175,000	178,938
Novelis, Inc.	8.750	12/15/20		780,000	867,750
NPC International, Inc.	10.500	01/15/20		1,730,000	1,993,825

11

Global Absolute Return Strategies Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

United States (continued)

NRG Energy, Inc.	8.250	09/01/20		1,110,000	$1,237,650
Oasis Petroleum, Inc. (S)	6.875	03/15/22		700,000	756,000
Par Pharmaceutical Companies, Inc.	7.375	10/15/20		525,000	546,000
Pemex Project Funding Master Trust	6.375	08/05/16	EUR	973,000	1,497,720
Pfizer, Inc.	5.750	06/03/21	EUR	1,200,000	2,052,875
Philip Morris International, Inc.	2.750	03/19/25	EUR	850,000	1,140,953
Philip Morris International, Inc.	3.125	06/03/33	EUR	380,000	498,737
Pittsburgh Glass Works LLC (S)	8.000	11/15/18		876,000	893,520
PNK Finance Corp. (S)	6.375	08/01/21		978,000	1,026,900
Production Resource Group, Inc.	8.875	05/01/19		1,005,000	753,750
Rain CII Carbon LLC (S)	8.250	01/15/21		625,000	645,313
Rain CII Carbon LLC	8.500	01/15/21	EUR	625,000	871,930
Reynolds Group Issuer, Inc.	7.875	08/15/19		1,005,000	1,110,525
Reynolds Group Issuer, Inc.	8.500	05/15/18		680,000	720,800
Rite Aid Corp.	8.000	08/15/20		1,840,000	2,063,100
Roche Holdings, Inc.	6.500	03/04/21	EUR	1,030,000	1,837,443
Sabine Pass Liquefaction LLC (S)	5.625	02/01/21		2,095,000	2,115,950
SandRidge Energy, Inc.	8.750	01/15/20		2,014,000	2,175,120
Sealed Air Corp. (S)	6.500	12/01/20		1,094,000	1,188,358
Simmons Foods, Inc. (S)	10.500	11/01/17		1,251,000	1,310,423
Sprint Capital Corp.	6.875	11/15/28		2,357,000	2,239,150
Sprint Communications, Inc.	6.000	11/15/22		2,361,000	2,325,585
Sprint Communications, Inc. (S)	7.000	03/01/20		115,000	127,650
Sprint Communications, Inc.	7.000	08/15/20		400,000	429,000
Sprint Communications, Inc.	9.125	03/01/17		45,000	53,100
Sprint Corp. (S)	7.250	09/15/21		1,300,000	1,400,750
Sprint Corp. (S)	7.875	09/15/23		450,000	488,250
Station Casinos LLC	7.500	03/01/21		741,000	794,723
Summit Materials LLC	10.500	01/31/20		965,000	1,047,025
Taminco Global Chemical Corp. (S)	9.750	03/31/20		50,000	56,750
Tenet Healthcare Corp.	4.500	04/01/21		1,685,000	1,634,450
Tenet Healthcare Corp. (S)	6.000	10/01/20		380,000	401,850
Tenet Healthcare Corp.	6.250	11/01/18		520,000	569,400
Tenet Healthcare Corp.	6.750	02/01/20		1,135,000	1,174,725
Tenet Healthcare Corp.	8.000	08/01/20		378,000	411,548
The Hertz Corp.	5.875	10/15/20		1,065,000	1,120,913
The Hertz Corp.	6.250	10/15/22		60,000	62,850
Titan International, Inc. (S)	6.875	10/01/20		1,295,000	1,327,375
Toll Brothers Finance Corp.	6.750	11/01/19		1,140,000	1,285,350
Tops Holding II Corp., PIK (S)	8.750	06/15/18		670,000	693,450
Townsquare Radio LLC (S)	9.000	04/01/19		890,000	952,300
TransUnion Holding Company, Inc.	8.125	06/15/18		1,170,000	1,247,513
TransUnion Holding Company, Inc.	9.625	06/15/18		389,000	421,093
Triumph Group, Inc.	8.625	07/15/18		105,000	113,925
Tronox Finance LLC	6.375	08/15/20		1,455,000	1,484,100
UAL 2007-1 Pass Through Trust	6.636	07/02/22		1,396,601	1,466,431
United Rentals North America, Inc.	5.750	07/15/18		840,000	900,900
United Rentals North America, Inc.	7.625	04/15/22		469,000	525,280
Univision Communications, Inc. (S)	6.750	09/15/22		960,000	1,046,400
Univision Communications, Inc. (S)	7.875	11/01/20		1,000,000	1,110,000
US Airways 2011-1 Class A Pass Through Trust	7.125	10/22/23		1,940,672	2,158,997
Valeant Pharmaceuticals International, Inc. (S)	6.750	08/15/21		1,420,000	1,512,300
Vector Group, Ltd.	7.750	02/15/21		1,335,000	1,401,750
Visant Corp.	10.000	10/01/17		1,290,000	1,186,800
Wachovia Corp.	4.375	11/27/18	EUR	1,500,000	2,256,029

12

Global Absolute Return Strategies Fund
As of 10-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

United States (continued)

Wal-Mart Stores, Inc.	4.875	09/21/29	EUR	200,000	$331,683
Walter Energy, Inc. (S)	9.500	10/15/19		780,000	822,900
Windstream Corp.	6.375	08/01/23		970,000	940,900
Windstream Corp.	7.750	10/01/21		2,135,000	2,279,113

Uruguay 0.0%					319,338

Navios South American Logistics, Inc.	9.250	04/15/19		295,000	319,338

Capital Preferred Securities 0.0%					$1,638,736

(Cost $1,494,359)

United States 0.0%					1,638,736

GE Capital Trust IV (4.625% to 09/15/2016, then month
EURIBOR +1.600%) (S)	4.625	09/15/66	EUR	1,195,000	1,638,736

Foreign Government Obligations 4.4%					$181,200,856

(Cost $190,053,913)

Germany 0.2%					8,964,766

Federal Republic of Germany
Bond	1.500	02/15/23	EUR	5,000,000	6,736,188
Bond	2.250	09/04/20	EUR	200,000	292,975
Bond	3.250	01/04/20	EUR	430,000	666,660
Bond	5.625	01/04/28	EUR	660,000	1,268,943

Italy 0.1%					1,346,990

Republic of Italy
Bond	4.250	03/01/20	EUR	940,000	1,346,990

Mexico 4.1%					170,889,100

Government of Mexico
Bond	6.500	06/10/21	MXN	541,674,800	43,484,772
Bond	7.500	06/03/27	MXN	507,230,200	42,454,203
Bond	8.500	05/31/29	MXN	474,307,700	42,151,394
Bond	10.000	12/05/24	MXN	423,901,400	42,798,731

				Shares	Value

Common Stocks 28.2%				$1,171,358,797

(Cost $1,029,215,974)

Australia 0.7%					29,657,835

Dexus Property Group				598,501	612,587
GPT Group				541,845	1,888,801
Mirvac Group				2,548,877	4,189,515
Oil Search, Ltd.				1,012,978	8,149,103
Santos, Ltd.				592,829	8,495,995
Westfield Group				618,511	6,321,834

Austria 0.1%					5,371,335

Oesterreichische Post AG				114,293	5,371,335

Bermuda 0.2%					8,259,428

Lazard, Ltd., Class A				213,698	8,259,428

13

Global Absolute Return Strategies Fund
As of 10-31-13 (Unaudited)

	Shares	Value

Canada 0.8%		$32,804,563

Africa Oil Corp. (I)	479,383	4,255,334
Alimentation Couche Tard, Inc., Class B	183,505	12,429,025
First Quantum Minerals, Ltd.	356,882	6,770,370
Suncor Energy, Inc.	257,287	9,349,834

China 2.0%		81,260,531

51job, Inc., ADR (I)	77,972	5,972,655
Agricultural Bank of China, Ltd., H Shares	3,201,000	1,538,473
Anhui Conch Cement Company, Ltd., H Shares	356,500	1,239,129
Baidu, Inc., ADR (I)	19,364	3,115,668
Bank of China, Ltd., H Shares	14,758,000	6,900,921
Bank of Communications Company, Ltd., H Shares	651,000	473,959
China Construction Bank Corp., H Shares	9,380,000	7,276,498
China Life Insurance Company, Ltd., H Shares	944,000	2,489,219
China Merchants Bank Company, Ltd., H Shares	570,564	1,135,881
China Oilfield Services, Ltd., H Shares	438,000	1,224,609
China Pacific Insurance Group Company, Ltd., H Shares	287,600	1,032,019
China Petroleum & Chemical Corp., H Shares	5,014,400	4,090,007
China Shenhua Energy Company, Ltd., H Shares	301,000	913,206
China Telecom Corp., Ltd., H Shares	2,024,000	1,048,262
CNOOC, Ltd.	1,680,000	3,406,026
Dongfeng Motor Group Company, Ltd., H Shares	326,000	460,345
Haitian International Holdings, Ltd.	252,000	608,653
Hengan International Group Company, Ltd.	187,500	2,296,429
Industrial & Commercial Bank of China, Ltd., H Shares	12,514,000	8,740,956
Jiangxi Copper Company, Ltd., H Shares	255,000	490,954
Lenovo Group, Ltd.	2,692,000	2,879,352
Minth Group, Ltd.	290,000	607,688
New Oriental Education & Technology Group, ADR	142,800	3,742,788
PetroChina Company, Ltd., H Shares	2,602,000	2,942,880
Ping An Insurance Group Company, H Shares	341,000	2,682,849
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	988,000	924,044
Sihuan Pharmaceutical Holdings Group, Ltd.	984,000	732,716
Tencent Holdings, Ltd.	151,200	8,250,273
Tingyi Cayman Islands Holding Corp.	302,000	852,315
Vipshop Holdings, Ltd., ADR (I)	18,623	1,283,683
Want Want China Holdings, Ltd.	874,000	1,335,873
Zhuzhou CSR Times Electric Company, Ltd., H Shares	161,000	572,201

Denmark 0.3%		12,305,624

Danske Bank A/S (I)	528,230	12,305,624

Finland 0.2%		9,350,669

Sponda OYJ	224,535	1,162,802
Wartsila OYJ Abp	184,614	8,187,867

France 1.8%		73,335,409

BNP Paribas SA	190,838	14,108,550
Carrefour SA	350,701	12,841,728
Ingenico SA	84,418	6,352,164
Klepierre	101,085	4,536,952
Sanofi	105,338	11,263,896
Total SA	248,000	15,210,711
Unibail-Rodamco SE	25,251	6,617,079
Unibail-Rodamco SE (Amsterdam Stock Exchange)	9,175	2,404,329

14

Global Absolute Return Strategies Fund
As of 10-31-13 (Unaudited)

	Shares	Value

Germany 0.0%		$1,928,429

GSW Immobilien AG (I)	41,469	1,928,429

Hong Kong 1.4%		56,682,643

AIA Group, Ltd.	450,600	2,284,740
Belle International Holdings, Ltd.	773,000	1,083,297
BOC Hong Kong Holdings, Ltd.	3,094,000	10,051,760
China Mengniu Dairy Company, Ltd.	1,587,000	6,959,762
China Metal Recycling Holdings, Ltd. (I)	1,799,400	0
China Mobile, Ltd.	913,500	9,500,436
China Overseas Land & Investment, Ltd.	1,004,000	3,088,637
China Resources Land, Ltd.	994,000	2,866,147
China Resources Power Holdings, Ltd.	776,000	2,032,721
China State Construction International Holdings, Ltd.	810,000	1,364,116
China Unicom Hong Kong, Ltd.	1,372,000	2,146,140
Galaxy Entertainment Group, Ltd. (I)	504,000	3,754,012
Henderson Land Development Company, Ltd.	257,900	1,525,400
Hong Kong Land Holdings, Ltd.	481,000	2,964,038
New World Development Company, Ltd.	224,000	310,589
Shanghai Industrial Holdings, Ltd.	161,000	530,406
Sun Hung Kai Properties, Ltd.	341,000	4,466,934
Swire Properties, Ltd.	159,000	431,259
Wharf Holdings, Ltd.	156,000	1,322,249

Ireland 0.2%		9,884,868

Accenture PLC, Class A	134,488	9,884,868

Italy 0.4%		16,541,730

Eni SpA	385,000	9,762,754
Prada SpA	695,600	6,778,976

Japan 2.8%		116,873,078

Cosmos Pharmaceutical Corp.	30,500	3,718,823
Frontier Real Estate Investment Corp. (I)	83	829,697
Mitsubishi Estate Company, Ltd.	323,000	9,224,395
Mitsui Fudosan Company, Ltd.	644,000	21,274,878
Nippon Building Fund, Inc.	168	2,082,827
Nippon Prologis REIT, Inc.	124	1,240,705
Nippon Steel & Sumitomo Metal Corp.	3,177,000	10,472,621
ORIX Corp.	550,100	9,467,405
Otsuka Corp.	106,100	13,781,509
Resorttrust, Inc.	176,800	6,741,904
Sekisui House, Ltd.	471,000	6,746,616
Seven & I Holdings Company, Ltd.	223,500	8,265,268
Sumitomo Mitsui Financial Group, Inc.	308,100	14,837,782
Sumitomo Realty & Development Company, Ltd.	173,000	8,188,648

Macau 0.3%		11,854,404

Sands China, Ltd.	1,663,600	11,854,404

Netherlands 0.7%		31,186,943

Koninklijke Philips Electronics NV	250,531	8,836,570
Royal Dutch Shell PLC, A Shares (I)	671,000	22,350,373

Norway 0.3%		13,166,836

DNB ASA	742,911	13,166,836

Portugal 0.2%		7,730,040

Galp Energia SGPS SA	455,672	7,730,040

15

Global Absolute Return Strategies Fund
As of 10-31-13 (Unaudited)

	Shares	Value

Russia 0.1%		$5,535,441

MMC Norilsk Nickel OJSC, ADR	365,617	5,535,441

Singapore 0.2%		9,730,192

Ascendas Real Estate Investment Trust	510,000	973,570
Avago Technologies, Ltd.	169,100	7,682,213
Mapletree Commercial Trust	1,059,000	1,074,409

Spain 0.5%		20,745,358

Banco Bilbao Vizcaya Argentaria SA	732,311	8,571,190
Fomento de Construcciones y Contratas SA (I)	251,137	5,783,270
Grifols SA	155,848	6,390,898

Sweden 0.4%		15,280,184

Castellum AB	83,388	1,279,404
Elekta AB, B Shares	566,623	8,362,383
Lundin Petroleum AB (I)	273,120	5,638,397

Switzerland 0.5%		19,808,996

Roche Holdings AG	44,376	12,261,903
Syngenta AG	18,700	7,547,093

United Kingdom 2.4%		98,102,100

Aveva Group PLC	104,453	4,322,376
BP PLC	1,970,000	15,245,028
BT Group PLC	2,026,994	12,282,919
D.S. Smith PLC	559,110	2,709,217
Derwent London PLC, ADR	87,647	3,517,218
Great Portland Estates PLC	484,003	4,438,838
Hammerson PLC	863,121	7,320,383
Inmarsat PLC	328,563	3,798,879
Land Securities Group PLC	468,419	7,422,754
Lloyds Banking Group PLC (I)	11,399,313	14,164,868
Petrofac, Ltd.	233,416	5,462,361
Rio Tinto PLC	190,179	9,640,411
Segro PLC	787,619	4,126,464
Telecity Group PLC	231,844	2,832,162
Workspace Group PLC	104,285	818,222

United States 11.7%		483,962,161

Acuity Brands, Inc.	119,627	12,023,710
Alliance Data Systems Corp. (I)	34,202	8,107,926
Amgen, Inc.	86,874	10,077,384
AvalonBay Communities, Inc.	37,972	4,748,399
Baxter International, Inc.	133,036	8,763,081
Beam, Inc.	90,888	6,116,762
BorgWarner, Inc.	82,114	8,468,417
Boston Properties, Inc.	48,086	4,976,901
Brixmor Property Group, Inc. (I)	83,090	1,715,809
Calpine Corp. (I)	588,368	11,867,383
Chevron Corp.	201,000	24,111,960
Citigroup, Inc.	220,280	10,745,258
CMS Energy Corp.	288,827	7,931,189
Cobalt International Energy, Inc. (I)	134,003	3,110,210
CVS Caremark Corp.	114,605	7,135,307
DDR Corp.	232,176	3,935,383
Delta Air Lines, Inc.	366,023	9,655,687
eBay, Inc. (I)	177,299	9,345,430
Equinix, Inc. (I)	37,614	6,073,909

16

Global Absolute Return Strategies Fund
As of 10-31-13 (Unaudited)

	Shares	Value

United States (continued)

Equity Residential	88,504	$4,634,069
Essex Property Trust, Inc.	20,387	3,282,307
Extra Space Storage, Inc.	82,811	3,808,478
Exxon Mobil Corp.	460,000	41,225,200
Facebook, Inc., Class A (I)	147,139	7,395,206
Federal Realty Investment Trust	19,216	1,990,778
First Republic Bank	232,585	11,878,116
General Growth Properties, Inc.	127,047	2,697,208
General Motors Company (I)	287,003	10,604,761
Google, Inc., Class A (I)	17,999	18,549,409
Halliburton Company	143,597	7,614,949
Hanesbrands, Inc.	127,196	8,664,592
Health Care REIT, Inc.	49,378	3,202,163
Host Hotels & Resorts, Inc.	288,098	5,344,218
J.B. Hunt Transport Services, Inc.	100,508	7,541,115
Kansas City Southern	59,421	7,220,840
Kilroy Realty Corp.	11,343	602,994
Kimco Realty Corp.	220,661	4,739,798
Kraft Foods Group, Inc.	170,829	9,289,681
Las Vegas Sands Corp.	68,416	4,804,172
Lennar Corp., Class A	33,241	1,181,718
LyondellBasell Industries NV, Class A	154,840	11,551,064
NetApp, Inc.	139,364	5,408,717
Occidental Petroleum Corp.	111,817	10,743,377
ON Semiconductor Corp. (I)	380,459	2,686,041
Pall Corp.	133,537	10,752,399
Precision Castparts Corp.	37,946	9,617,414
Prologis, Inc.	212,715	8,497,964
Public Storage	12,450	2,078,777
PulteGroup, Inc.	18,530	327,055
Simon Property Group, Inc.	57,319	8,858,651
SL Green Realty Corp.	70,279	6,646,285
Starbucks Corp.	136,727	11,081,723
Starwood Hotels & Resorts Worldwide, Inc.	28,604	2,105,826
The Charles Schwab Corp.	412,479	9,342,649
The Estee Lauder Companies, Inc., Class A	101,709	7,217,271
The Home Depot, Inc.	126,169	9,827,303
The Macerich Company	69,037	4,087,681
Time Warner Cable, Inc.	63,914	7,679,267
Time Warner, Inc.	135,690	9,327,331
TJX Companies, Inc.	194,333	11,813,503
Vornado Realty Trust	102,515	9,129,986

Preferred Securities 0.1%		$4,082,644

(Cost $3,648,399)

Brazil 0.1%		4,082,644

Vale SA	278,500	4,082,644

Contracts/Notional		Value

Purchased Options 2.2%		$89,479,368

(Cost $66,134,009)

Call Options 1.8%		74,773,697

Exchange Traded on S&P 500 INDEX (Expiration Date: 3-22-14; Strike Price:
$1,550.00) (I)	235,000	50,043,250

17

Global Absolute Return Strategies Fund
As of 10-31-13 (Unaudited)

		Contracts/Notional		Value

Call Options (continued)

Over the Counter Purchase Call on the USD vs. CNY (Expiration Date: 12-11-13;
Strike Price: $6.38: Counterparty: UBS AG) (I)			155,000,000	$156
Over the Counter Purchase Call on the USD vs. JPY (Expiration Date: 12-11-13;
Strike Price: $84.50; Counterparty: UBS AG) (I)			155,000,000	21,751,460
Over the Counter Purchase Call on the USD vs. JPY (Expiration Date: 12-18-14;
Strike Price: $83.00; Counterparty: Goldman Sachs Group, Inc.) (I)			18,750,000	2,978,831

Put Options 0.4%				14,705,671

Over the Counter Equity Purchase on Apple, Inc. (Expiration Date: 7-19-14; Strike
Price: $505; Counterparty: Royal Bank of Scotland) (I)			25,500	1,101,610
Over the Counter Purchase Put on Hang Seng Index (Expiration Date: 12-30-13;
Strike Price: HKD 15,982.72; Counterparty: Goldman Sachs Group, Inc.) (I)			2,400	1,100
Over the Counter Purchase Put on Hang Seng Index (Expiration Date: 12-30-13;
Strike Price: HKD 15,995.83; Counterparty: UBS AG) (I)			2,000	922
Over the Counter Purchase Put on Hang Seng Index (Expiration Date: 12-30-13;
Strike Price: HKD 16,003.08; Counterparty: UBS AG) (I)			3,650	1,688
Over the Counter Purchase Put on Hang Seng Index (Expiration Date: 12-30-13;
Strike Price: HKD 16,140.43; Counterparty: UBS AG) (I)			2,000	979
Over the Counter Purchase Put on Hang Seng Index (Expiration Date: 12-30-13;
Strike Price: HKD 16,199.60; Counterparty: UBS AG) (I)			2,500	1,255
Over the Counter Purchase Put on Hang Seng Index (Expiration Date: 12-30-13;
Strike Price: HKD 16,304.39; Counterparty: UBS AG) (I)			3,500	1,834
Over the Counter Purchase Put on Hang Seng Index (Expiration Date: 12-30-13;
Strike Price: HKD 16,531.99; Counterparty: The Royal Bank of Scotland, PLC) (I)			5,000	2,873
Over the Counter Purchase Put on Hang Seng Index (Expiration Date: 12-30-13;
Strike Price: HKD 16,858.17; Counterparty: UBS AG) (I)			7,430	4,868
Over the Counter Purchase Put on Hang Seng Index (Expiration Date: 12-30-13;
Strike Price: HKD 16,907.08; Counterparty: UBS AG) (I)			9,200	6,147
Over the Counter Purchase Put on KOSPI 200 Index (Expiration Date: 9-11-14; Strike
Price: KRW 270.372; Counterparty: Morgan Stanley Company, Inc.) (I)			287,195,000	4,234,162
Over the Counter Purchase Put on KOSPI 200 Index (Expiration Date: 9-11-14; Strike
Price: KRW 271.216; Counterparty: Morgan Stanley Company, Inc.) (I)			221,000,000	3,344,773
Over the Counter Purchase Put on the USD vs. CNY (Expiration Date: 12-11-13;
Strike Price: $6.38: Counterparty: UBS AG) (I)			155,000,000	6,003,305
Over the Counter Purchase Put on the USD vs. JPY (Expiration Date: 12-11-13; Strike
Price: $79.50; Counterparty: UBS AG) (I)			155,000,000	155

		Maturity
	Yield (%)*	date	Par value^	Value

Short-Term Investments 47.4%				$1,964,661,206

(Cost $1,964,493,495)

Certificate of Deposit 14.7%				609,936,907

ABN AMRO Bank NV	0.350	04/10/14	20,000,000	19,999,920
ABN AMRO Bank NV	0.380	01/21/14	15,000,000	15,005,115
Bank of China, Ltd.	0.766	04/24/14	50,000,000	49,798,593
Credit Agricole SA	0.450	11/14/13	15,000,000	15,001,865
Export Development Canada	0.160	01/13/14	50,000,000	49,989,100
ING Bank NV	0.490	07/18/14	25,000,000	25,006,750
ING Bank NV	0.530	04/30/14	60,000,000	60,057,078
KBC Bank NV	0.300	11/15/13	70,000,000	70,004,081
KBC Bank NV	0.320	02/26/14	20,000,000	20,001,120
Mizuho Corporate Bank, Ltd.	0.315	01/27/14	75,000,000	74,999,475

18

Global Absolute Return Strategies Fund
As of 10-31-13 (Unaudited)

		Maturity
	Yield (%)*	date	Par value^	Value

Certificate of Deposit (continued)

Nationwide Building Society	0.250	01/13/14	25,000,000	$25,001,975
Nationwide Building Society	0.340	11/08/13	60,000,000	60,002,394
RBS Holdings NV	0.410	12/05/13	55,000,000	55,011,743
Societe Generale SA	0.450	11/01/13	25,000,000	25,000,215
Societe Generale SA	0.700	09/05/14	45,000,000	45,057,483

Commercial Paper 11.2%				464,928,006

Bank Nederlandse Gemeenten	0.250	03/11/14	50,000,000	49,970,450
Caisse des Depots et Consignat	0.110	11/21/13	80,000,000	79,995,112
Commerzbank AG	0.290	11/19/13	80,000,000	79,994,400
FMS Wertmanagement AoR	0.120	01/28/14	85,000,000	84,973,941
Landeskreditbank Baden Wurttem	0.130	11/12/13	85,000,000	84,996,624
Landwirtschaftliche Rentenbank	0.089	11/13/13	85,000,000	84,997,479

Time Deposits 15.2%				629,805,231

Abbey National	0.090	11/01/13	81,826,512	81,826,512
Barclays Bank PLC	0.030	11/01/13	94,747,323	94,747,323
BNP Paribas	0.090	11/01/13	89,524,314	89,524,314
Calyon Paris	0.080	11/01/13	48,503,357	48,503,357
DZ Bank AG	0.060	11/01/13	95,673,470	95,673,470
Natixis	0.120	11/01/13	90,003,903	90,003,903
Sumitomo Mitsui Banking Corp.	0.100	11/01/13	53,626,257	53,626,257
UBS AG	0.020	11/01/13	25,900,095	25,900,095
Wells Fargo Bank NA	0.220	01/10/14	50,000,000	50,000,000

U.S. Government 6.3%				259,991,062

U.S. Treasury Bill	0.002	11/21/13	25,000,000	24,999,625
U.S. Treasury Bill	0.004	11/07/13	55,000,000	54,999,875
U.S. Treasury Bill	0.009	11/14/13	55,000,000	54,999,717
U.S. Treasury Bill	0.030	11/29/13	70,000,000	69,998,500
U.S. Treasury Bill	0.044	02/06/14	55,000,000	54,993,345

Total investments (Cost $3,903,593,427)† 98.7%				$4,093,849,367

Other assets and liabilities, net 1.3%				$52,608,606

Total net assets 100.0%			$4,146,457,973

^The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

ADR American Depositary Receipts

CMT Constant Maturity Treasury

EURIBOR Euro Interbank Offered Rate

PIK Paid-in-kind

(I) Non-income producing security.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

19

Global Absolute Return Strategies Fund
As of 10-31-13 (Unaudited)

† At 10-31-13, the aggregate cost of investment securities for federal income tax purposes was $3,912,506,599. Net unrealized appreciation aggregated $181,342,768, of which $210,134,240 related to appreciated investment securities and $28,791,472 related to depreciated investment securities.

Currency abbreviations
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso

The fund had the following portfolio allocation as a percentage of net assets on 10-31-13:

Financials	14.1%
Energy	6.3%
Consumer Discretionary	5.5%
Foreign Government Obligations	4.4%
Industrials	3.7%
Information Technology	3.3%
Consumer Staples	2.8%
Materials	2.7%
Telecommunication Services	2.2%
Health Care	2.2%
Purchased Options	2.2%
Utilities	1.9%
Short-Term Investments & Other	48.7%

Total	100.0%

20

Global Absolute Return Strategies Fund
As of 10-31-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of certain foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

21

Global Absolute Return Strategies Fund
As of 10-31-13 (Unaudited)

The following is a summary of the values by input classification of the fund’s investments as of October 31, 2013, by major security category or type:

	Total Market			Level 3 Significant
	Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	10-31-13	Price	Observable Inputs	Inputs
Corporate Bonds	$681,427,760	—	$681,427,760	—
Capital Preferred Securities	1,638,736	—	1,638,736	—
Foreign Government Obligations	181,200,856	—	181,200,856	—
Common Stocks	1,171,358,797	$552,452,693	618,906,104	—
Preferred Securities	4,082,644	4,082,644	—	—
Purchased Options	89,479,368	50,043,250	39,436,118	—
Short-Term Investments	1,964,661,206	—	1,964,661,206	—

Total Investments in Securities	$4,093,849,367	$606,578,587	$3,487,270,780	—
Other Financial Instruments
Futures	$4,095,794	$2,224,183	$1,871,611	—
Forward Foreign Currency Contracts	($45,005,580)	—	($45,005,580)	—
Written Options	($40,905,056)	—	($40,905,056)	—
Interest Rate Swaps	$8,044,096	—	$8,044,096	—
Credit Default Swaps	$8,540,932	—	$8,540,932	—
Variance Swaps	($4,669,394)	—	($4,669,394)	—

Derivative Instruments The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended October 31, 2013, the fund used futures contracts to manage against anticipated in changes in securities markets, gain exposure to certain securities markets/or substitute for securities purchased (or to be purchased) and maintain diversity and liquidity of the fund. The following table summarizes the contracts held at October 31, 2013.

22

Global Absolute Return Strategies Fund
As of 10-31-13 (Unaudited)

	Number of		Expiration			Unrealized Appreciation
Open Contracts	Contracts	Position	Date	Notional Basis	Notional Value	(Depreciation)

DAX Index Futures	710	Long	Dec 2013	$205,659,174	$217,515,000	$11,855,826
E Mini NASDAQ 100 Index Futures	5,258	Long	Dec 2013	334,140,421	354,284,040	20,143,619
Hang Seng Index Futures	25	Long	Nov 2013	3,686,742	3,747,259	60,517
Nikkei 225 Futures	860	Long	Dec 2013	123,994,986	125,505,949	1,510,963
OMX 30 Index Futures	495	Long	Nov 2013	9,596,967	9,798,709	201,742
Swiss Market Index Futures	165	Long	Dec 2013	14,609,320	15,002,480	393,160
CAC 40 Index Futures	3,640	Short	Nov 2013	(208,194,526)	(212,243,097)	(4,048,571)
E Mini S&P 500 Index Futures	6,130	Short	Dec 2013	(519,518,378)	(536,681,500)	(17,163,122)
MSCI Taiwan Index Futures	4,280	Short	Nov 2013	(126,428,259)	(127,501,200)	(1,072,941)
Russell 2000 Mini Index Futures	1,909	Short	Dec 2013	(200,365,966)	(209,570,020)	(9,204,054)
SPI 200 Index Futures	107	Short	Dec 2013	(13,240,190)	(13,693,146)	(452,956)

						$2,224,183

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

		Number of		Expiration			Unrealized Appreciation
Counterparty	Open Contracts	Contracts	Position	Date	Notional Basis	Notional Value	(Depreciation)

The Royal Bank of Scotland	Euro STOXX 50 Index Futures	1,060	Long	Dec 2013	41,727,645	43,982,387	$2,254,742
The Royal Bank of Scotland	FTSE 100 Index Futures	431	Long	Dec 2013	45,248,741	46,401,563	1,152,822
The Royal Bank of Scotland	TOPIX Index Futures	295	Short	Dec2013	(34,550,506)	(36,086,459)	(1,535,953)

							$1,871,611

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended October 31, 2013, the fund used forward foreign currency contracts to manage against anticipated currency exchange rates, gain exposure to foreign currency and maintain diversity and liquidity of the fund. The following table summarizes the contracts held at October 31, 2013.

								Net
					Contractual			Unrealized
					Settlement	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)

AUD	789,207	USD	717,710	BNP Paribas SA	12/11/2013	$26,397	-	$26,397
AUD	922,734	USD	870,892	UBS AG London	12/11/2013	-	($888)	(888)
EUR	550,000	USD	757,359	BNP Paribas SA	11/5/2013	-	(10,595)	(10,595)
EUR	180,000	USD	247,864	UBS AG London	11/5/2013	-	(3,468)	(3,468)
EUR	7,000,000	USD	9,286,074	The Royal Bank of Scotland PLC	11/13/2013	218,339	-	218,339
EUR	2,204,904	USD	2,995,693	UBS AG London	11/20/2013	-	(1,893)	(1,893)
EUR	690,000	USD	937,189	Barclays Bank PLC	12/5/2013	-	(287)	(287)
EUR	6,223,582	USD	8,414,343	BNP Paribas SA	12/5/2013	36,226	-	36,226

23

Global Absolute Return Strategies Fund
As of 10-31-13 (Unaudited)

EUR	515,502	USD	696,931	Goldman Sachs International	12/5/2013	3,032	-	3,032
EUR	4,501,409	USD	6,082,304	UBS AG London	12/5/2013	29,847	-	29,847
EUR	4,858,196	USD	6,494,271	UBS AG London	12/6/2013	102,338	-	102,338
EUR	4,031,540	USD	5,440,689	Barclays Bank PLC	12/9/2013	33,473	-	33,473
GBP	15,412	USD	24,358	UBS AG London	12/5/2013	348	-	348
HKD	24,178,433	USD	3,118,690	Barclays Bank PLC	12/11/2013	234	-	234
HKD	14,555,205	USD	1,877,340	The Royal Bank of Scotland PLC	12/11/2013	225	-	225
INR	4,638,425,000	USD	82,556,287	Barclays Bank PLC	11/21/2013	-	(7,353,625)	(7,353,625)
JPY	44,883,675	USD	458,837	Barclays Bank PLC	12/11/2013	-	(2,283)	(2,283)
JPY	181,912,360	USD	1,861,282	The Royal Bank of Scotland PLC	12/11/2013	-	(10,882)	(10,882)
JPY	12,408,596	USD	126,878	UBS AG London	12/11/2013	-	(659)	(659)
MXN	325,600,000	USD	24,614,771	Barclays Bank PLC	2/18/2014	138,539	-	138,539
MXN	330,000,000	USD	25,002,822	Barclays Bank PLC	2/19/2014	83,078	-	83,078
MXN	2,427,400,000	USD	185,559,760	Barclays Bank PLC	2/20/2014	-	(1,048,032)	(1,048,032)
MXN	330,000,000	USD	25,398,291	UBS AG London	2/21/2014	-	(316,217)	(316,217)
MXN	352,000,000	USD	27,281,535	BNP Paribas SA	2/24/2014	-	(533,442)	(533,442)
SGD	108,304,300	USD	84,911,250	Barclays Bank PLC	11/21/2013	2,277,433	-	2,277,433
SGD	683,599	USD	545,909	Barclays Bank PLC	12/11/2013	4,421	-	4,421
USD	6,102,646	AUD	6,890,265	The Royal Bank of Scotland PLC	11/13/2013	-	(405,839)	(405,839)
USD	12,885,610	AUD	14,400,000	UBS AG London	12/9/2013	-	(693,287)	(693,287)
USD	14,157,507	AUD	15,495,296	BNP Paribas SA	12/11/2013	-	(452,302)	(452,302)
USD	217,611	AUD	226,901	UBS AG London	12/11/2013	3,676	-	3,676
USD	27,668,726	AUD	29,996,938	BNP Paribas SA	1/16/2014	-	(546,746)	(546,746)
USD	25,037,123	AUD	27,288,685	BNP Paribas SA	1/17/2014	-	(629,221)	(629,221)
USD	26,893,999	AUD	29,319,994	BNP Paribas SA	1/21/2014	-	(675,528)	(675,528)
USD	25,343,719	AUD	27,295,717	BNP Paribas SA	1/22/2014	-	(320,673)	(320,673)
USD	190,613,156	AUD	206,116,853	UBS AG London	1/23/2014	-	(3,172,211)	(3,172,211)
USD	8,989,488	CAD	9,357,653	BNP Paribas SA	11/13/2013	17,279	-	17,279
USD	123,966,472	CAD	128,570,960	BNP Paribas SA	11/21/2013	715,768	-	715,768
USD	25,343,294	CAD	25,911,111	BNP Paribas SA	11/22/2013	504,998	-	504,998
USD	212,046,252	CAD	218,178,803	UBS AG London	11/22/2013	2,900,844	-	2,900,844
USD	56,604,313	CAD	57,877,628	BNP Paribas SA	11/25/2013	1,127,147	-	1,127,147
USD	17,103,023	CAD	18,050,000	UBS AG London	12/9/2013	-	(192,331)	(192,331)
USD	120,547,908	CAD	126,818,690	BNP Paribas SA	12/12/2013	-	(959,535)	(959,535)
USD	42,655,227	CAD	44,217,774	Barclays Bank PLC	1/15/2014	325,252	-	325,252
USD	6,969,019	CHF	6,466,065	Barclays Bank PLC	11/13/2013	-	(157,818)	(157,818)
USD	16,613,115	CHF	15,470,000	BNP Paribas SA	12/9/2013	-	(441,439)	(441,439)
USD	1,414,105	DKK	7,924,221	UBS AG London	11/13/2013	-	(28,545)	(28,545)
USD	486,032	DKK	2,740,000	UBS AG London	12/9/2013	-	(12,913)	(12,913)
USD	751,467	EUR	550,000	Barclays Bank PLC	11/5/2013	4,703	-	4,703
USD	247,646	EUR	180,000	UBS AG London	11/5/2013	3,250	-	3,250
USD	26,464,671	EUR	19,901,840	Barclays Bank PLC	11/13/2013	-	(557,516)	(557,516)
USD	42,365,782	EUR	32,011,583	BNP Paribas SA	11/13/2013	-	(1,098,690)	(1,098,690)
USD	19,780,300	EUR	14,860,910	UBS AG London	11/13/2013	-	(397,448)	(397,448)
USD	93,854,871	EUR	70,564,919	Barclays Bank PLC	11/19/2013	-	(1,957,420)	(1,957,420)
USD	1,441,800	EUR	1,062,915	UBS AG London	11/20/2013	-	(1,418)	(1,418)
USD	244,732,388	EUR	184,538,425	Barclays Bank PLC	12/5/2013	-	(5,839,458)	(5,839,458)
USD	12,391,484	EUR	9,199,601	BNP Paribas SA	12/5/2013	-	(100,013)	(100,013)
USD	1,578,085	EUR	1,195,800	Goldman Sachs International	12/5/2013	-	(45,608)	(45,608)
USD	5,673,341	EUR	4,206,334	UBS AG London	12/5/2013	-	(38,143)	(38,143)
USD	1,181,518	EUR	911,699	Barclays Bank PLC	12/6/2013	-	(56,415)	(56,415)
USD	9,385,330	EUR	6,929,809	BNP Paribas SA	12/6/2013	-	(24,180)	(24,180)
USD	191,480,990	EUR	143,981,170	Goldman Sachs International	12/6/2013	-	(4,021,121)	(4,021,121)
USD	573,174	EUR	422,190	UBS AG London	12/6/2013	-	(89)	(89)
USD	51,664,293	EUR	39,070,000	UBS AG London	12/9/2013	-	(1,386,275)	(1,386,275)
USD	15,514,573	EUR	11,723,131	BNP Paribas SA	12/11/2013	-	(403,510)	(403,510)
USD	157,467	EUR	114,432	UBS AG London	12/11/2013	2,087	-	2,087
USD	92,921,186	EUR	69,500,163	UBS AG London	12/16/2013	-	(1,448,930)	(1,448,930)
USD	4,136,055	EUR	3,000,000	The Royal Bank of Scotland PLC	1/14/2014	62,419	-	62,419
USD	73,900,399	EUR	55,712,203	UBS AG London	1/15/2014	-	(1,750,144)	(1,750,144)
USD	37,368,868	EUR	27,986,316	Barclays Bank PLC	1/23/2014	-	(633,759)	(633,759)
USD	45,445,161	EUR	33,576,654	Goldman Sachs International	1/23/2014	-	(148,587)	(148,587)
USD	33,661,096	EUR	24,899,654	UBS AG London	1/23/2014	-	(150,153)	(150,153)
USD	95,376,865	EUR	71,383,137	Goldman Sachs International	1/27/2014	-	(1,555,008)	(1,555,008)
USD	31,203,493	GBP	20,252,217	The Royal Bank of Scotland PLC	11/13/2013	-	(1,266,708)	(1,266,708)
USD	2,595,482	GBP	1,668,036	UBS AG London	11/13/2013	-	(78,865)	(78,865)
USD	1,032,029	GBP	658,499	BNP Paribas SA	12/5/2013	-	(23,563)	(23,563)
USD	12,971,649	GBP	8,314,762	UBS AG London	12/5/2013	-	(357,136)	(357,136)
USD	41,243,235	GBP	26,490,000	The Royal Bank of Scotland PLC	12/9/2013	-	(1,219,628)	(1,219,628)

24

Global Absolute Return Strategies Fund
As of 10-31-13 (Unaudited)

USD	24,333,586	GBP	15,555,653	Barclays Bank PLC	12/11/2013	-	(601,384)	(601,384)
USD	3,264,003	GBP	2,038,973	UBS AG London	12/11/2013	-	(4,375)	(4,375)
USD	3,224,280	GBP	2,000,000	The Royal Bank of Scotland PLC	1/14/2014	19,226	-	19,226
USD	96,104,333	HKD	745,148,790	Barclays Bank PLC	11/13/2013	-	(9,297)	(9,297)
USD	19,464,333	HKD	150,900,000	The Royal Bank of Scotland PLC	12/9/2013	-	(1,086)	(1,086)
USD	12,735,191	HKD	98,740,066	The Royal Bank of Scotland PLC	12/11/2013	-	(1,892)	(1,892)
USD	66,667,984	INR	4,638,425,000	Barclays Bank PLC	11/21/2013	-	(8,534,678)	(8,534,678)
USD	23,040,019	JPY	2,265,308,455	BNP Paribas SA	11/13/2013	1,278	-	1,278
USD	92,942,221	JPY	9,281,117,200	Goldman Sachs International	11/19/2013	-	(1,451,852)	(1,451,852)
USD	60,856,996	JPY	6,058,776,445	Barclays Bank PLC	11/20/2013	-	(764,406)	(764,406)
USD	22,000,000	JPY	2,158,024,000	UBS AG London	11/21/2013	51,487	-	51,487
USD	33,508,417	JPY	3,325,000,000	Goldman Sachs International	12/9/2013	-	(312,635)	(312,635)
USD	7,050,418	JPY	700,000,000	UBS AG London	12/9/2013	-	(69,804)	(69,804)
USD	24,325,734	JPY	2,421,697,373	Barclays Bank PLC	12/11/2013	-	(307,612)	(307,612)
USD	2,474,753	JPY	243,052,509	BNP Paribas SA	12/11/2013	2,439	-	2,439
USD	1,837,612	JPY	183,417,358	Goldman Sachs International	12/11/2013	-	(28,097)	(28,097)
USD	2,632,219	JPY	257,361,730	The Royal Bank of Scotland PLC	12/11/2013	14,353	-	14,353
USD	3,625,707	JPY	358,490,280	UBS AG London	12/11/2013	-	(20,832)	(20,832)
USD	89,686,855	MXN	1,165,704,900	Barclays Bank PLC	1/28/2014	922,841	-	922,841
USD	1,056,821	NOK	6,262,413	UBS AG London	11/13/2013	5,195	-	5,195
USD	385,935	NOK	2,350,000	UBS AG London	12/9/2013	-	(8,320)	(8,320)
USD	3,707,706	SEK	24,460,917	BNP Paribas SA	11/13/2013	-	(66,289)	(66,289)
USD	1,390,882	SEK	9,200,000	UBS AG London	12/9/2013	-	(27,679)	(27,679)
USD	976,559	SEK	6,461,492	BNP Paribas SA	12/11/2013	-	(19,700)	(19,700)
USD	287,170	SEK	1,830,137	UBS AG London	12/11/2013	4,991	-	4,991
USD	1,736,340	SGD	2,200,000	The Royal Bank of Scotland PLC	11/13/2013	-	(34,724)	(34,724)
USD	87,421,491	SGD	108,304,300	Barclays Bank PLC	11/21/2013	232,808	-	232,808
USD	1,056,700	SGD	1,345,000	The Royal Bank of Scotland PLC	12/9/2013	-	(26,088)	(26,088)
USD	2,442,816	SGD	3,109,345	The Royal Bank of Scotland PLC	12/11/2013	-	(60,357)	(60,357)

						$9,875,971	($54,881,551)	($45,005,580)

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Options. There are two types of options, put options and call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

25

Global Absolute Return Strategies Fund
As of 10-31-13 (Unaudited)

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended October 31, 2013, the fund used purchased options to manage against anticipated currency exchange rates, changes in securities markets, gain exposure to foreign currency, certain securities markets, and/or substitute for securities purchased (or to be purchased) and to maintain diversity and liquidity of the fund .

During the period ended October 31, 2013, the fund wrote option contracts to manage against anticipated currency exchange rates, changes in securities markets, and anticipated interest rate changes and to gain exposure to foreign currency and certain markets and/or substitute for securities purchased (or to be purchased). The following tables summarize the fund’s written options activities during the period ended October 31, 2013 and the contracts held at October 31, 2013.

Options on securities

		Expiration	Number of
Name of Issuer	Exercise Price	Date	Contracts	Premium	Value

Call
Apple, Inc.	$505.00	Jul 2014	255	$1,080,078	($1,380,786)

Index options

		Expiration
Name of Issuer	Exercise Price	Date	Notional Amount	Premium	Value

Calls
Kospi 200 Index	271.22	Sep 2014	KRW 221,000,000	$3,332,548	($3,200,423)
Kospi 200 Index	270.37	Sep 2014	KRW 287,195,000	4,222,660	(4,270,822)

			508,195,000	$7,555,208	($7,471,245)

		Expiration
Name of Issuer	Exercise Price	Date	Number of Contracts	Premium	Value

Puts
S&P 500 Index	$1,137.31	Dec 2013	4,000	$416,316	($258)
S&P 500 Index	1,150.92	Dec 2013	6,500	647,023	(493)
S&P 500 Index	1,144.08	Dec 2013	4,500	465,608	(315)
S&P 500 Index	1,158.51	Dec 2013	3,170	324,316	(262)
S&P 500 Index	1,182.54	Dec 2013	13,800	1,339,079	(1,490)
S&P 500 Index	1,177.62	Dec 2013	17,940	1,668,061	(1,837)
S&P 500 Index	1,168.43	Dec 2013	9,200	830,980	(851)

			59,110	$5,691,383	($5,506)

26

Global Absolute Return Strategies Fund
As of 10-31-13 (Unaudited)

Foreign currency options

		Exercise
Description	Counterparty	Price	Expiration Date	Notional Amount	Premium	Value

Calls
	The Royal Bank of
USD versus CNY	Scotland PLC	$6.38	Dec 2013	$155,000,000	$155,000	($155)
USD versus JPY	Barclays Bank PLC	105.00	May 2014	161,500,000	4,434,137	(1,195,640)
	The Royal Bank of
USD versus JPY	Scotland PLC	105.00	May 2014	27,300,000	814,905	(202,102)
USD versus JPY	UBS AG	84.50	Dec 2013	155,000,000	6,910,107	(21,751,461)

				$498,800,000	$12,314,149	($23,149,358)

Puts
	The Royal Bank of
USD CNY	Scotland PLC	$6.38	Dec 2013	$155,000,000	$3,704,500	($6,003,305)
USD versus JPY	Barclays Bank PLC	95.00	May 2014	161,500,000	3,645,638	(2,462,898)
	The Royal Bank of
USD versus JPY	Scotland PLC	95.00	May 2014	27,300,000	629,265	(416,352)
	Goldman Sachs
USD versus JPY	Group Inc.	68.00	Dec 2014	18,750,000	1,066,375	(15,450)

				$517,550,000	$10,996,296	($8,898,161)

	Number of Contracts	Notional (Currency &	Premiums
	(Equity)	InterestRate)	Received

Outstanding, beginning of
period	$59,290	$1,588,037,116	$35,588,073
Options written	255	554,195,000	9,582,311
Option closed	(180)	(541,000,000)	(5,923,500)
Options exercised	—	(19,171,779)	(674,847)
Options expired	—	(57,515,337)	(934,923)
Outstanding, end of period	59,365	$1,524,545,000	$37,637,114

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest

27

Global Absolute Return Strategies Fund
As of 10-31-13 (Unaudited)

rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended October 31, 2013, the fund used interest rate swaps to manage against anticipated interest rate changes and maintain diversity and liquidity of the fund. The following table summarizes the interest rate swap contracts held as of October 31, 2013.

							Unrealized
	Notional		USD Notional			Maturity	Appreciation	Market
Counterparty	Amount	Currency	Amount	Payments Made by Fund	Payments Received by Fund	Date	(Depreciation)	Value

Morgan Stanley	35,580,000	EUR	$46,273,596	EUR EURIBOR Telerate	Fixed 2.780%	Mar 2027	($524,942)	($524,942)
Morgan Stanley	35,580,000	EUR	46,008,522	EUR EURIBOR Telerate	Fixed 2.7150%	Mar 2027	(798,210)	(798,210)
Morgan Stanley	35,580,000	EUR	45,855,479	EUR EURIBOR Telerate	Fixed 2.670%	Mar 2027	(989,010)	(989,010)
Morgan Stanley	96,660,000	EUR	124,237,174	EUR EURIBOR Telerate	Fixed 2.615%	Mar 2027	(3,357,042)	(3,357,042)
Morgan Stanley	15,280,000	EUR	19,872,416	Fixed 2.805%	EUR EURIBOR Telerate	Mar 2047	533,726	533,726
Morgan Stanley	15,280,000	EUR	19,758,578	Fixed 2.7550%	EUR EURIBOR Telerate	Mar 2047	740,334	740,334
Morgan Stanley	15,280,000	EUR	19,692,853	Fixed 2.71250%	EUR EURIBOR Telerate	Mar 2047	916,657	916,657
Morgan Stanley	41,460,000	EUR	53,288,571	Fixed 2.645%	EUR EURIBOR Telerate	Mar 2047	3,254,454	3,254,454
The Royal Bank of
Scotland PLC	66,500,000	EUR	86,060,970	EUR EURIBOR Telerate	Fixed 2.645%	Mar 2027	(2,047,776)	(2,047,776)
The Royal Bank of
Scotland PLC	35,100,000	EUR	45,266,725	EUR EURIBOR Telerate	Fixed 2.681%	Mar 2027	(945,386)	(945,386)
The Royal Bank of
Scotland PLC	28,600,000	EUR	37,012,688	Fixed 2.671%	EUR EURIBOR Telerate	Mar 2047	2,038,055	2,038,055
The Royal Bank of
Scotland PLC	15,100,000	EUR	19,473,720	Fixed 2.710%	EUR EURIBOR Telerate	Mar 2047	920,009	920,009

Exchange Cleared Swaps

	86,250,000	EUR	113,190,165	EUR EURIBOR Telerate	Fixed 1.38%	Jun 2016	651,038	651,038
	172,500,000	EUR	225,949,183	EUR EURIBOR Telerate	Fixed 1.25%	Jun 2016	991,817	991,817
	76,891,000	EUR	101,957,441	EUR EURIBOR Telerate	Fixed 1.204%	Aug 2016	329,566	329,566
	86,250,000	EUR	114,419,208	EUR EURIBOR Telerate	Fixed 1.2%	Aug 2016	365,054	365,054
	117,111,000	EUR	155,359,396	EUR EURIBOR Telerate	Fixed 1.21%	Aug 2016	511,368	511,368
	117,111,000	EUR	155,359,396	EUR EURIBOR Telerate	Fixed 1.22%	Aug 2016	527,046	527,046
	117,111,000	EUR	155,289,148	EUR EURIBOR Telerate	Fixed 1.2075%	Aug 2016	507,440	507,440
	68,539,000	EUR	91,537,285	EUR EURIBOR Telerate	Fixed 1.27%	Aug 2016	351,995	351,995
	76,891,000	EUR	102,691,802	EUR EURIBOR Telerate	Fixed 1.202%	Aug 2016	324,847	324,847
	76,891,000	EUR	102,691,802	EUR EURIBOR Telerate	Fixed 1.207%	Aug 2016	329,994	329,994
	76,891,000	EUR	102,691,802	EUR EURIBOR Telerate	Fixed 1.212%	Aug 2016	335,151	335,151
	76,891,000	EUR	102,691,802	EUR EURIBOR Telerate	Fixed 1.239%	Aug 2016	362,953	362,953
	76,891,000	EUR	102,691,802	EUR EURIBOR Telerate	Fixed 1.244%	Aug 2016	368,110	368,110
	76,891,000	EUR	102,691,802	EUR EURIBOR Telerate	Fixed 1.252%	Aug 2016	376,347	376,347
	76,891,000	EUR	102,691,802	EUR EURIBOR Telerate	Fixed 1.255%	Aug 2016	379,437	379,437
	12,000,000	EUR	15,699,594	EUR EURIBOR Telerate	Fixed 2.78%	Jun 2027	(246,344)	(246,344)
	90,000,000	EUR	117,823,563	EUR EURIBOR Telerate	Fixed 2.765%	Jun 2027	(2,007,618)	(2,007,618)
	24,710,000	EUR	32,949,566	EUR EURIBOR Telerate	Fixed 3.219%	Aug 2027	621,550	621,550
	24,710,000	EUR	32,949,566	EUR EURIBOR Telerate	Fixed 3.227%	Aug 2027	644,244	644,244
	24,710,000	EUR	32,949,566	EUR EURIBOR Telerate	Fixed 3.216%	Aug 2027	613,039	613,039
	28,870,000	EUR	38,496,721	EUR EURIBOR Telerate	Fixed 3.219%	Aug 2027	726,190	726,190
	4,000,000	EUR	5,233,198	Fixed 2.79%	EUR EURIBOR Telerate	Jun 2047	172,929	172,929
	40,000,000	EUR	52,366,028	Fixed 2.774%	EUR EURIBOR Telerate	Jun 2047	1,899,340	1,899,340
	12,019,000	EUR	16,026,744	Fixed 3.038%	EUR EURIBOR Telerate	Aug 2047	(221,014)	(221,014)
	12,019,000	EUR	16,026,744	Fixed 3.027%	EUR EURIBOR Telerate	Aug 2047	(186,475)	(186,475)
	26,062,000	EUR	34,752,392	Fixed 3.03%	EUR EURIBOR Telerate	Aug 2047	(424,777)	(424,777)

			$2,789,978,810				$8,044,096	$8,044,096

28

Global Absolute Return Strategies Fund
As of 10-31-13 (Unaudited)

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the period ended October 31, 2013, the fund used CDS as a Buyer of protection to gain exposure to security or credit index and to maintain diversity and liquidity of the fund. The following table summarizes the credit default swap contracts the fund held as of October 31, 2013 as a Buyer of protection.

Unamortized
Upfront
							Payment	Unrealized
Exchange		Notional		USD Notional	(Pay)/Rec	Maturity	Paid	Appreciation
Cleared Swaps	Reference Obligation	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Market Value

	CDX HY CDSI S20 5Y PRC	$50,000,000	USD	$50,000,000	(5.000)%	Jun 2018	($2,996,579)	($1,109,718)	($4,106,297)

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended October 31, 2013 to take a long position in the exposure of the benchmark credit, gain exposure to security or credit index and maintain diversity and liquidity of the fund. The following table summarizes the credit default swap contracts the fund held as of October 31, 2013 where the fund acted as a Seller of protection.

		Implied Credit						Unamortized
		Spread and/or						Upfront	Unrealized
Exchange		Credit Rating	Notional		USD Notional	(Pay)/Rec	Maturity	Payment Paid	Appreciation
Cleared Swaps	Reference Obligation	at 10 31 2013	Amount	Currency	Amount	Fixed Rate	Date	(Received)	(Depreciation)	Market Value

	CDX HY CDSI S20 5Y PRC	3.16%	$50,000,000	USD	$50,000,000	5.000%	Jun 2018	$2,290,238	$1,816,059	$4,106,297
	CDX NORTH AMERICA HY 21 5Y	3.54%	120,000,000	USD	120,000,000	5.000%	Dec 2018	5,400,652	3,140,280	8,540,932

					$170,000,000			$7,690,890	$4,956,339	$12,647,229

29

Global Absolute Return Strategies Fund
As of 10-31-13 (Unaudited)

Variance Swaps. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the price variance is less than the strike price. As a payer of the realized price variance the fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

The fund used variance swaps during the period ended October 31, 2013 to manage against anticipated changes in securities markets and maintain diversity and liquidity of the fund. The following table summarizes the variance swap contracts the fund held as of October 31, 2013.

				USD				Unrealized
			Notional	Notional	Pay/Receive	Maturity	Volatility	Appreciation	Market
Counterparty	Reference Entity	Currency	Amount	Amount	Variance	Date	Strike Price	(Depreciation)	Value

BNP Paribas	DJ EuroStoxx 50	EUR	220,000	$298,177	Receive	Dec 2013	20.50%	($1,498,563)	($1,498,563)
BNP Paribas	FTSE 100	GBP	35,000	56,760	Pay	Dec 2013	24.00%	496,399	496,399
BNP Paribas	China Enterprises Index	HKD	2,300,000	296,597	Receive	Dec 2013	25.60%	(1,200,067)	(1,200,067)
BNP Paribas	China Enterprises Index	HKD	450,000	58,041	Receive	Dec 2013	32.60%	(566,236)	(566,236)
BNP Paribas	China Enterprises Index	HKD	500,000	64,451	Receive	Dec 2013	36.50%	(797,353)	(797,353)
BNP Paribas	FTSE 100	GBP	51,456	80,133	Pay	Dec 2013	26.50%	850,807	850,807
BNP Paribas	S&P 500	USD	295,000	295,000	Receive	Jan 2014	15.35%	(369,912)	(369,912)
BNP Paribas	Kospi 200 Index	KRW	212,200,000	200,105	Receive	Dec 2014	21.10%	—	—
BNP Paribas	Kospi 200 Index	KRW	411,750,000	375,104	Receive	Dec 2014	22.70%	(952,314)	(952,314)
BNP Paribas	FTSE 100	GBP	90,000	143,901	Pay	Dec 2014	25.00%	1,089,263	1,089,263
BNP Paribas	FTSE 100	GBP	35,000	56,759	Pay	Dec 2014	25.20%	433,634	433,634
BNP Paribas	FTSE 100	GBP	44,000	70,436	Pay	Dec 2014	26.90%	629,818	629,818
BNP Paribas	FTSE 100	GBP	34,377	54,788	Pay	Dec 2014	28.20%	539,286	539,286
BNP Paribas	FTSE 100	GBP	16,178	25,725	Pay	Dec 2014	28.50%	258,135	258,135
BNP Paribas	S&P 500	USD	200,000	200,000	Pay	Dec 2014	19.10%	—	—
BNP Paribas	S&P 500	USD	375,000	375,000	Pay	Dec 2014	20.80%	890,560	890,560
BNP Paribas	S&P 500	USD	300,000	300,000	Pay	Dec 2014	21.40%	1,079,448	1,079,448
BNP Paribas	S&P 500	USD	300,000	300,000	Pay	Dec 2014	21.60%	1,129,803	1,129,803
BNP Paribas	China Enterprises Index	HKD	2,328,300	299,922	Receive	Dec 2014	28.90%	(831,339)	(831,339)
BNP Paribas	China Enterprises Index	HKD	450,000	58,041	Receive	Dec 2014	33.30%	(457,171)	(457,171)
BNP Paribas	China Enterprises Index	HKD	800,000	103,203	Receive	Dec 2014	33.50%	(819,846)	(819,846)
BNP Paribas	China Enterprises Index	HKD	480,000	61,891	Receive	Dec 2014	33.65%	(505,387)	(505,387)
BNP Paribas	China Enterprises Index	HKD	317,178	40,891	Receive	Dec 2014	34.00%	(341,296)	(341,296)
BNP Paribas	China Enterprises Index	HKD	109,541	14,123	Receive	Dec 2014	34.25%	(120,683)	(120,683)
BNP Paribas	Hang Seng Index	HKD	2,328,900	300,123	Receive	Dec 2014	23.00%	(636,353)	(636,353)
Citibank N.A	DAX	EUR	220,000	298,717	Receive	Dec 2013	19.95%	(1,573,855)	(1,573,855)
Citibank N.A	FTSE 100	GBP	185,000	297,684	Receive	Dec 2013	16.95%	(1,204,666)	(1,204,666)
Morgan Stanley	FTSE 100	GBP	62,000	98,059	Pay	Dec 2013	27.80%	1,058,909	1,058,909
Morgan Stanley	China Enterprises Index	HKD	762,600	98,196	Receive	Dec 2013	37.70%	(1,284,717)	(1,284,717)
Morgan Stanley	Kospi 200 Index	KRW	290,250,000	249,905	Receive	Dec 2014	23.00%	(854,824)	(854,824)
Morgan Stanley	S&P 500	USD	250,000	250,000	Pay	Dec 2014	21.30%	889,126	889,126

				$5,421,732				($4,669,394)	($4,669,394)

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

30

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Global Absolute Return Strategies Fund.

395Q1 10/13
12/13

John Hancock INVESTMENTS

John Hancock International Growth Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

10.31.2013

International Growth Equity Fund
As of 10-31-13 (Unaudited)

	Shares	Value

Common Stocks 98.2%		$33,748,194

(Cost $28,674,163)

Australia 4.9%		1,693,927

BHP Billiton, Ltd.	17,890	632,969
Commonwealth Bank of Australia	7,280	523,222
CSL, Ltd.	8,190	537,736

Belgium 1.7%		593,822

Anheuser-Busch InBev NV	5,720	593,822

Brazil 1.1%		365,945

Cosan SA Industria e Comercio	18,250	365,945

Canada 7.2%		2,476,240

Canadian Pacific Railway, Ltd.	3,960	566,056
Enbridge, Inc. (L)	12,310	533,652
Franco-Nevada Corp.	7,620	342,214
Intact Financial Corp.	8,240	513,928
Suncor Energy, Inc.	14,320	520,390

China 0.7%		245,993

WuXi PharmaTech Cayman, Inc., ADR (I)	8,410	245,993

Denmark 0.7%		250,236

GN Store Nord A/S	10,990	250,236

France 3.0%		1,027,509

L'Oreal SA	2,884	493,562
Schneider Electric SA	6,350	533,947

Germany 5.8%		1,988,010

BASF SE	4,260	443,111
Bayer AG	5,554	690,249
GEA Group AG	10,170	442,370
Linde AG	2,170	412,280

Hong Kong 2.9%		989,163

AIA Group, Ltd.	114,149	578,786
CIMC Enric Holdings, Ltd.	292,075	410,377

Ireland 3.8%		1,308,563

Experian PLC	24,688	502,625
ICON PLC (I)	8,420	340,505
Shire PLC	10,500	465,433

Japan 17.3%		5,945,203

FANUC Corp.	3,940	631,890
Honda Motor Company, Ltd.	17,370	694,936
IHI Corp.	41,840	177,164
Japan Tobacco, Inc.	14,870	538,846
Mitsui Fudosan Company, Ltd.	16,510	545,417
Murata Manufacturing Company, Ltd.	7,480	601,518
Nomura Holdings, Inc.	54,310	401,682
Softbank Corp.	7,870	587,211
Toyota Motor Corp.	19,790	1,283,858
Unicharm Corp.	7,520	482,681

1

International Growth Equity Fund
As of 10-31-13 (Unaudited)

	Shares	Value

Macau 0.9%		$297,394

Wynn Macau, Ltd.	77,870	297,394

Mexico 1.4%		491,145

Cemex SAB de CV (I)	233,350	247,886
Grupo Lala SAB de CV	109,557	243,259

Netherlands 1.3%		441,583

Yandex NV, Class A (I)	11,980	441,583

Norway 1.0%		337,791

Petroleum Geo-Services ASA	27,850	337,791

Panama 1.5%		506,941

Copa Holdings SA, Class A	3,390	506,941

Philippines 2.3%		778,338

Metropolitan Bank & Trust Company	206,196	424,202
Universal Robina Corp.	119,610	354,136

Russia 1.0%		352,733

Magnit OJSC, GDR	5,490	352,733

Singapore 1.1%		369,346

Avago Technologies, Ltd.	8,130	369,346

South Africa 0.7%		238,275

Naspers, Ltd.	2,550	238,275

South Korea 0.8%		258,841

Hyundai Engineering & Construction Company, Ltd.	4,509	258,841

Spain 1.6%		563,859

Inditex SA	3,434	563,859

Sweden 5.1%		1,767,141

Assa Abloy AB, Series B	11,700	581,069
Svenska Cellulosa AB, B Shares	11,050	313,941
Swedbank AB, Class A	20,603	537,601
Telefonaktiebolaget LM Ericsson, B Shares	28,010	334,530

Switzerland 12.1%		4,167,756

Cie Financiere Richemont SA	6,040	617,150
Nestle SA	18,287	1,320,797
Roche Holdings AG	4,900	1,353,960
UBS AG (I)	18,170	350,473
Wolseley PLC	9,777	525,376

United Arab Emirates 0.7%		240,143

Al Noor Hospitals Group PLC (I)	17,670	240,143

United Kingdom 16.1%		5,539,500

BG Group PLC	25,850	526,617
British American Tobacco PLC	11,280	621,316
BT Group PLC	102,250	619,601
Countrywide PLC	54,168	484,362
Diageo PLC	16,590	528,675
GlaxoSmithKline PLC	16,750	440,996
InterContinental Hotels Group PLC	16,944	492,234
Rexam PLC	53,070	440,948

2

International Growth Equity Fund
As of 10-31-13 (Unaudited)

		Shares	Value
United Kingdom (continued)

Rolls-Royce Holdings PLC		28,048	$517,094
Rotork PLC		10,380	475,282
SABMiller PLC (I)		7,542	392,375

United States 1.5%			512,797

Valeant Pharmaceuticals International, Inc. (I)		4,854	512,797

		Shares	Value

Preferred Securities 0.0%			$3,868

(Cost $3,916)
		Shares	Value

United Kingdom 0.0%			3,868

Rolls-Royce Holdings PLC, C Shares		2,412,128	3,868

	Yield (%)	Shares	Value

Securities Lending Collateral 2.2%			$750,200

(Cost $750,139)

John Hancock Collateral Investment Trust (W)	0.1934 (Y)	74,959	750,200

Short-Term Investments 0.4%			$136,463

(Cost $136,463)

Money Market Funds 0.4%			136,463

State Street Institutional Treasury Plus Money Market Fund	0.0000 (Y)	$136,463	136,463

Total investments (Cost $29,564,681)† 100.8%			$34,638,725

Other assets and liabilities, net (0.8%)			($269,960)

Total net assets 100.0%			$34,368,765

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

ADR	American Depositary Receipts
GDR	Global Depositary Receipt
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 10-31-13. The value of securities on loan amounted to $353,330.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 10-31-13.

3

International Growth Equity Fund
As of 10-31-13 (Unaudited)

†   At 10-31-13, the aggregate cost of investment securities for federal income tax purposes was $30,032,007. Net unrealized appreciation aggregated $4,606,718, of which $4,756,560 related to appreciated investment securities and $149,842 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 10-31-13:
Consumer Staples	18.2%
Industrials	17.8%
Health Care	14.8%
Financials	12.7%
Consumer Discretionary	12.2%
Materials	7.3%
Energy	6.6%
Information Technology	5.1%
Telecommunication Services	3.5%
Short-Term Investments & Other	1.8%

Total	100.0%

4

International Growth Equity Fund
As of 10-31-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of certain foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of October 31,2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	10/31/13	Price	Inputs	Inputs
Common Stocks
Australia	$1,693,927	—	$1,693,927	—
Belgium	593,822	—	593,822	—
Brazil	365,945	$365,945	—	—
Canada	2,476,240	2,476,240	—	—
China	245,993	245,993	—	—
Denmark	250,236	—	250,236	—
France	1,027,509	—	1,027,509	—
Germany	1,988,010	—	1,988,010	—
Hong Kong	989,163	—	989,163	—
Ireland	1,308,563	340,505	968,058	—

5

International Growth Equity Fund
As of 10-31-13 (Unaudited)

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	10/31/13	Price	Inputs	Inputs
Japan	$5,945,203	—	$5,945,203	—
Macau	297,394	—	297,394	—
Mexico	491,145	$491,145	—	—
Netherlands	441,583	441,583	—	—
Norway	337,791	—	337,791	—
Panama	506,941	506,941	—	—
Philippines	778,338	—	778,338	—
Russia	352,733	—	352,733	—
Singapore	369,346	369,346	—	—
South Africa	238,275	—	238,275	—
South Korea	258,841	—	258,841	—
Spain	563,859	—	563,859	—
Sweden	1,767,141	—	1,767,141	—
Switzerland	4,167,756	—	4,167,756	—
United Arab Emirates	240,143	—	240,143	—
United Kingdom	5,539,500	—	5,539,500	—
United States	512,797	512,797	—	—
Preferred Securities	3,868	—	3,868	—
Securities Lending Collateral	750,200	750,200	—	—
Short-Term Investments	136,463	136,463	—	—

Total Investments in Securities	$34,638,725	$6,637,158	$28,001,567	—

For additional information on the funds' significant accounting policies, please refer to the funds' most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	800-225-5291 800-338-8080 EASI-Line	**800-225-5291** **800-338-8080 EASI-Line**

This report is for the information of the shareholders of John Hancock International Growth Equity Fund.

420Q1 10/13
12/13

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Hugh McHaffie

________________________________

Hugh McHaffie

President

Date: December 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hugh McHaffie

________________________________

Hugh McHaffie

President

Date: December 20, 2013

/s/ Charles A. Rizzo

________________________________

Charles A. Rizzo

Chief Financial Officer

Date: December 20, 2013